COLT 2024-4 Mortgage Loan Trust ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 6/26/2024 4:44:54 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	LSF ID	Originator ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	XXXX	XXXX	4350107329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinalXXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments.				Reviewer Comment (2024-01-26): XXXX received Letter of Explanation & Corrected Closing Disclosure.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Change Circumstance Not Provided.				Reviewer Comment (2024-01-08): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CO	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)	The appraisal fee increase on the XXXX CD without a valid change in circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-01-25): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2024-01-23): XXXX Received PCCD, LOE and Proof of Mailing; however, copy of check not provided. Provide Copy of check.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107329		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (8304)	The tax transfer fee increased on the XXXX CD without a valid change in circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-01-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107329		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Business Narrative, Third Party Verification	The loan file does not contain a business narrative form or a third party verification dated within 10 business days of closing as required by guidelines.				Reviewer Comment (2024-01-25): Received Reviewer Comment (2024-01-18): Business Narrative form is available. The Business entity listing provided does not have any date mentioned to confirm when it was verified. The certification of good standing is datedXXXX but the closing date XXXXwhich is much before that. Exception remains.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107329		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Initial - Lender's is incomplete		The initial 1003 is not signed by the Borrower and is required by guidelines with reflected monthly income disclosed.				Reviewer Comment (2024-01-30): verbal intent Reviewer Comment (2024-01-22): Provided 1003 is final not initial, Please provide Initial 1003 signed and dated, Exception remains. Reviewer Comment (2024-01-18): Provided signed copy is of final 1003. Please provide initial 1003 signed by borrower.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107320	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Provide missing Mortgage Statement/Final Closing Disclosure for XXXX	Reviewer Comment (2024-05-13): Documents provided, exception cleared.

Seller Comment (2024-05-13): (Rate Lock) Docs provided

Reviewer Comment (2024-05-07): CDs received for properties reflecting payment. Payment does not include escrows. Please provide documentation for taxes and insurance payments for both properties (XXXX).

Seller Comment (2024-05-06): (Rate Lock) Con-current files provied

Reviewer Comment (2024-05-06): Please provide Mortgage Statement/Final Closing Disclosure for XXXX. Exception remains

Seller Comment (2024-05-03): (Rate Lock) These are con-current files all information is available
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107320		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.	No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.				Reviewer Comment (2024-05-07): Client elected to waive. Seller Comment (2024-05-03): (Rate Lock) Acknowledged, please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107320	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Income documentation requirements not met due to missing Mortgage Statement/Final Closing Disclosure for XXXX	Reviewer Comment (2024-05-13): Documents provided, exception cleared.

Seller Comment (2024-05-13): (Rate Lock) Docs provided

Reviewer Comment (2024-05-06): Exception remains. Received Final Closing Disclosures for REO properties. As the Tax & Insurance are not escrowed, need Tax & Insurance verification documents for REO properties at XXXX

Seller Comment (2024-05-06): (Rate Lock) Con-current files provied

Reviewer Comment (2024-05-06): Please provide Mortgage Statement/Final Closing Disclosure for XXXX. Exception remains

Seller Comment (2024-05-03): (Rate Lock) These are con-current files all information is available
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107320		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower/Guarantor did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI at least 10% < guideline requirement. FICO exceeds guideline requirements by at least 40 points.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors. Seller Comment (2024-05-13): (Rate Lock) Exception provided Reviewer Comment (2024-05-07): Guaranty agreement received. Guidelines state for signature of the Deed of Trust and Note all borrowers must sign as individuals. Guidelines dated 04.23.2024, pg 121 Seller Comment (2024-05-03): (Rate Lock) Agreement provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107320		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification, Tax Verification					Reviewer Comment (2024-05-13): Documents provided, exception cleared. Seller Comment (2024-05-13): (Rate Lock) Docs provided	XXXX			1		A		A		A		A		A	XXXX	NJ	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107252		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet tradelines requirements. Borrower only has 1 mortgage account 24+ months when guidelines require 2 tradelines reporting for 24 months within the last 12 months. The Borrower has consumer lates in the past 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves > guideline requirement. DSCR is > guideline requirement of 1.00. LTV is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-04-02): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107252		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property lease is less than the guideline requirement of 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves > guideline requirement. DSCR is > guideline requirement of 1.00. LTV is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-04-02): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107252		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain power of attorney documentation required by guidelines to reflect agent signing for Borrower was assigned the authority to do so.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > guideline requirement. DSCR is > guideline requirement of 1.00. LTV is less than the guideline maximum by at least 10%.	XXXX	Reviewer Comment (2024-04-04): Lender exception with compensating factors to use POA for a cash out transaction. Reviewer Comment (2024-04-04): POA agreement provided Seller Comment (2024-04-03): (Rate Lock) POA agreement and exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107252		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Closing documents are not signed as "attorney in fact for" Borrower as required by guidelines. Documents reflect signature "as agent" for Borrower..				Reviewer Comment (2024-05-08): Lender certification stating they followed state specific requirements. Verified "as agent" is XXXX terminology. Seller Comment (2024-05-07): (Rate Lock) Please clear per previous cert provided Reviewer Comment (2024-04-08): Loan is in Withdrawn - Review Completed status. Seller Comment (2024-04-05): (Rate Lock) LOE provided	XXXX			1		A		A		A		A		A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107216	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/XXXX	Final Closing Disclosure provided on XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Reviewer Comment (2024-06-06): Lender elects to waive exception.
Seller Comment (2024-06-04): per XXXX at XXXX/XXXX- XXXX is good to fund so please ask XXXX to waive the exception (see attached)
Seller Comment (2024-05-23): This is a EV2 rating, we will accept the rating
Reviewer Comment (2024-04-30): Exception downgraded to EV2.
Seller Comment (2024-04-26): The Combined FinalSettlement Statement is the only document we have to provide to show the break down of the fees paid by the buyer and seller.  There is no separate seller Cd for this loan.
Reviewer Comment (2024-04-25): XXXX has discussed this specific issue with outside counsel in the past.  We note that 1026.38(l)(7) [Escrow Account on page 4] basically refers to 1026.38(g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  The exception is graded as an EV2 instead of an EV3 given the instructions in the CFPB Small Entity Compliance Guide.
																				Seller Comment (2024-04-23): Disagree - The initial escrow payment is being paid by the buyer and seller. See attached Settlement Statement.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107216		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-04-29): XXXX received e-receipt of initial CD. Seller Comment (2024-04-26): See attached e-Sign disclosure provided by correspondent.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Primary	Purchase	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107308		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107308		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three business days prior.				Reviewer Comment (2024-05-16): XXXX received consent and LOE suffice. Seller Comment (2024-05-15): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-04-03): Fraud report document provided and associated. Exception Cleared Seller Comment (2024-04-02): XXXX Report Attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-04-19): Documents received, system cleared. Seller Comment (2024-04-16): Email chain shows borrower was sent Appraisal dated XXXX Reviewer Comment (2024-04-03): Disclosure provided is acknowledgement of payment for appraisal, receipt of disclosures and intent to proceed. Document does not reflect delivery of appraisal report to borrower. Seller Comment (2024-04-02): Proof Appraisal was received by the borrower.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.					Reviewer Comment (2024-05-21): Lender acknowledges. Seller Comment (2024-05-17): We will accept the EV2 as the IEAD cannot be corrected. Reviewer Comment (2024-05-10): A corrected IEAD would need to be sent to the borrower. An LOE and account history would not be sufficient. Please note that the exception is graded EV2-B and would still be EV2-B if cured. Seller Comment (2024-05-03): The IEAD cannot be corrected, so a letter has been provided along with a payment history to demonstrate that the amount collected on the CD and placed in the borrowers account is accurate.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX	Loan Calculations: Final Closing Disclosure provided onXXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX5 is under disclosed by XXXX compared to the calculated Finance Charge of $XXXX				Reviewer Comment (2024-04-09): Exception cured prior to discovery. Seller Comment (2024-04-05): Disagree: PCCD not issued for TILA failure Reviewer Comment (2024-04-04): Please provide PCCD documenting cure as LOE details are insufficient. Seller Comment (2024-04-02): Restitution for TILA failure		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX. Valid change of circumstance required that shows the actual change.	Reviewer Comment (2024-05-13): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
Seller Comment (2024-05-10): Please escalate to management.  On your response dated 5.1.24 it stated the following "refund cure of $XXXX provided on PCCD dated XXXX is sufficient to cure for this exception, But,  provided UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure."  Proof of mailing was provided to cure this exception on XXXX, however a new rebuttal has been provided requesting restitution docs, which has been in the file the entire time. If there anything further needed please reach out to  XXXX orXXXX as this has been back and forth multiple times..
Reviewer Comment (2024-05-10): XXXX received Proof of mailing label. However, the corrected PCCD, LOE and Copy of refund check to borrower was not located in trailing documents. Please provide corrected PCCD, LOE and Copy of refund check to borrower to complete remediation.
Seller Comment (2024-05-09): Please see the attached updated shipping label
Reviewer Comment (2024-05-03): XXXX agreed that the below comment. However, On Initial LE fees were disclosed without title prefix for CPL, Docs Prep fee, E-Recording, Notary and restriction fee. Fee disclosed with Title prefix for Title - Lenders Coverage premium of $XXXX and Title - Settlement fee $XXXX, hence, the baseline calculated total 10% tolerance of $XXXX (Initial LE is $XXXX (XXXX) + 10%($XXXX) = $XXXX - $XXXX0 FCD) and refund cure of $XXXX provided on PCCD dated XXXXis sufficient to cure for this exception, But,  provided XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.
Seller Comment (2024-05-02): The correct fees that should be included in testing for 10% listed on the Final CD are: Title - CPL $25, Title - Endorsement $XXXX, Title - E-Recording $XXXX, Title - Lenders Coverage Premium $XXXX, Title - Notary Fee $XXXX, Title - Residential Inspection Fee - $XXXX, Title - Settlement $XXXX and Recording $XXXX for a total of $XXXX.
The ILE disclosed $XXXX in Title Fees and $XXXX in Recording for a total of $XXXX + 10%($XXXX) = $XXXX which is the total the Final CD cannot exceed.
If we compare the ILE to the Final CD the ILE would be over disclosed by $XXXX with no violation occurring.
The Third Party Processing Fee in the amount of $XXXX was listed in the ILE as a 0% charge and was disclosed correctly on the Final CD dated XXXX in the amount of $XXXX.  This fee is not in violation
Reviewer Comment (2024-04-17): XXXX: On Initial LE Title-Settlement fee $XXXX, Title-Lender title fee $XXXX and Recording fee $XXXX. The Total of 10% Tolerance fee on LE is $XXXX+10% ($XXXX)=$XXXX7. whereas on Final CD Title-Settlement fee $XXXX, Title-Lender title fee $XXXX on Final CD total of 10% Tolerance is $XXXX. CPL, Endorsement fee, Notary fee, Recording Service fee, Service Charge added and Lender 's Title insurance fee increased, which is causing the fees were exceeds over 10% tolerance and refund cure of $XXXX0 (ILE XXXXFCD) with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.
Seller Comment (2024-04-16): Disagree: I agree everything should be tested as a zero tolerance, which per our testing results the fees were. The only fees that increased from the original benchmarking were the Title Notary Fee in which restitution of $XXXX and the Title Lender Title Insurance which changed by $XXXX. Can we have your testing results to see where the variance you are coming up with for further clarifications.
Reviewer Comment (2024-04-04): XXXX received rebuttal comment, But, the Title fees were disclosed in Section B which are tested at 10% tolerance. Also, provider SSPL does not lists any provider to validate tolerance category. But, Fees on CD were paid to Chicago Title of Neveda, Inc. Please provide updated SSPL to validate the tolerance category or provide Corrected CD moving the title fees to Section C and LOE to borrower if borrower shopped for the services. Otherwise required to cure.
																				Seller Comment (2024-04-02): Disagree Title fees disclosed on LE and are charged as 0% tolerance fee as no SPL was not provided and therefroe the only fee to increase was the Lenders Title Insurance and there is a cure for fee on the final CD.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $0.00. Valid change of circumstance required that shows the actual change.				Reviewer Comment (2024-04-17): XXXX received valid Changed Circumstance dated 03/0XXXX24. Seller Comment (2024-04-16): COC dated XXXX For points added.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Source and transfer of gift funds are not documented in the loan file. Gift letter indicates the funds will be coming from account ending XXXX. The account statements are not present in the file, nor is the wire to title company of $XXXX, as indicated on the Gift letter. Unable to verify donor has sufficient funds and that the funds were sent to the title company.				Reviewer Comment (2024-04-01): Funds not used for closing. 0% usability. Seller Comment (2024-03-29): The gift was not documented because the loan closed without gift funds. Borrower had sufficient verified funds and did not need or receive the gift. The most recent transmittal summary in the file shows only the funds in borrower's Chase account and 60% of the retirement accounts were considered for the transaction.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107229		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower. (0)					Reviewer Comment (2024-05-21): Sufficient Cure Provided within 60 Days of Closing		XXXX		1		A		A		A		A		A	XXXX	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in file.				Reviewer Comment (2024-05-15): Received Seller Comment (2024-05-15): (Rate Lock) Econsent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-05-17): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-05-16): (Rate Lock) Cert provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2024-05-20): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-17): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Valid Change Circumstance is not provided in file.	Reviewer Comment (2024-06-12): XXXX received comment and as per available rate lock to show relock of loan on 0XXXX.
Seller Comment (2024-06-11): (Rate Lock) Lock confirmations provided showing when lock was expired and re-locked
Seller Comment (2024-06-11): (Rate Lock) File was re-locked as previous lock expired XXXX
Reviewer Comment (2024-06-11): XXXX received additional information that loan was relocked as worse pricing but need the reason for the relock of the loan to support a valid changed circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
Seller Comment (2024-06-07): (Rate Lock) LOE provided to show the change in pricing due to comp and the worse case re-lock
Reviewer Comment (2024-06-07): XXXX received processor certification that loan was failing high cost and solution to switch to borrower paid comp and borrower decided to switch and proceed.  However, as previously noted, borrower would not typically request higher origination costs and changes to fee payee/payor to address high cost points and fees is not a valid changed circumstance under § 1026.19(e)(3)(iv)(A) through (F) to support a rebaseline in fees.  If other information can be provided that would support reason for borrower origination costs to increase, please provide and document or cure to borrower.
Seller Comment (2024-06-06): (Rate Lock) LOE uploaded
Reviewer Comment (2024-06-05): XXXX received XXXX Changed Circumstance and rebuttal that CIC is acceptable as all needed info found on CIC form which states the request were by consumer.  However, typically borrower would not request worse pricing, as was the case on the XXXX The XXXX CD issued prior to theXXXXCD reflects $XXXX Discount, $XXXX Lender Fee paid by borrower for total of $XXXX in origination costs (XXXX broker comp was being paid by lender).  Then on XXXX the broker compensation was then added to borrower paid, then making total origination costs paid by borrower of $XXXX.  This increased borrower costs $XXXX, which would not be a typical borrower request unless lender required changes to programs/eligibility, which no documentation in file or information provided by client explains this reason and would support a valid changed circumstance. Typically, a borrower will not request of the lender to have their compensation changed from one to the other, so we are looking to understand the circumstances behind the pricing change.  We have gotten comfortable with accepting borrower requested change as a VCC when the change in compensation results in a benefit to the borrower in the form of lower overall origination changes being paid at closing.  When the overall origination charges do not decrease with the change in compensation type, we will request additional information on the change.  Please provide additional information that supports the change.
Seller Comment (2024-06-03): (Rate Lock) The CIC is acceptable as all needed information can be found on the CIC form; it states the requests were requested by the consumer and when the information was received by the lender. Please clear this condition.
Reviewer Comment (2024-06-03): XXXX received COC, but it still does not provide sufficient reason for change and if borrower is requested the change, then we required documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Otherwise, cure is required to borrower.
Seller Comment (2024-05-30): (Rate Lock) CIC re-uploaded is acceptable change and has all necessary information; the reason for the change, that it was requested by the consumer, and the date it was received is reflected. Please clear the condition.
Reviewer Comment (2024-05-30): XXXX received LOX for rebuttal response, but, we also required documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Other wise cure is required to borrower.
Seller Comment (2024-05-29): (Rate Lock) LOE provided
Reviewer Comment (2024-05-20): XXXX received LOX for rebuttal response, But, it does not give sufficient information on what impact and why the fee was changed from Lender paid to borrower paid on XXXX CD and was not changed prior to at the time of initial disclosures. Also. provided COC indicates "Revision requested by the consumer" and the borrower's origination charges have increased with no noted change in terms/rate. Borrower typically would not request an increase to their costs without a valid reason. Moreover,  there seems to be no supporting document in the loan file for the borrower request to change. Please provide valid COC with additional documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Other wise cure is required to borrower.
Seller Comment (2024-05-17): (Rate Lock) Cert provided
Reviewer Comment (2024-05-17): XXXX received COC stating "Comp was changed from LP to BP" which is not a valid reason. But it does not give sufficient information on why the Mortgage broker fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
Seller Comment (2024-05-16): (Rate Lock) Docs provided
																				Seller Comment (2024-05-16): (Rate Lock) CDs with CICs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan was qualified with higher calculated income vs the lower income disclosed on the 1003.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Residual income > $XXXX DTI is at least 10% less than the guideline maximum. FICO exceeds the guidelines minimum by at least 40 points. LTV 67.850%	XXXX	Reviewer Comment (2024-05-03): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.	Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive with CHD.

Reviewer Comment (2024-06-05): Regraded to EV2-B based on acceptable alternate documentation used in lieu of VOE for employment status verification.

Seller Comment (2024-05-29): (Rate Lock) New exception says 'SE VOE 12 days from closing' please clear; accidentally put CPA previously

Reviewer Comment (2024-05-23): Exception received however, loan file does not contain a CPA letter. The loan file contains a business look up for the borrower's business dated within 12 days of closing.

Seller Comment (2024-05-20): (Rate Lock) Doc provided

Reviewer Comment (2024-05-20): Description for exception was cut off cannot determine what was used for verification for self employment or the days.

Seller Comment (2024-05-17): (Rate Lock) Exception provided

Reviewer Comment (2024-05-16): The verbiage on the lender exception does not appear to be accurate.  It references a CPA letter, there is no CPA letter in this file.

Seller Comment (2024-05-16): (Rate Lock) The exception is consistent with other SE VOE exceptions previously cleared by Situs. Please clear.

Reviewer Comment (2024-05-15): Verbiage on the lender exception does not state what breach is being accepted and clearly state what is being accepted..  The exception on the file is that there is not a VVOE within 5 days of closing.

																				Seller Comment (2024-05-15): (Rate Lock) Exception provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CT	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.	Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.

Reviewer Comment (2024-06-05): Downgraded to EV2-B based on lender exception relying on third party verification dated 12 days prior to closing in lieu of VOE.

Seller Comment (2024-05-29): (Rate Lock) New exception says 'SE VOE 12 days from closing' please clear; accidentally put CPA previously

Reviewer Comment (2024-05-23): Exception received however, loan file does not contain a CPA letter. The loan file contains a business look up for the borrower's business dated within 12 days of closing.

Seller Comment (2024-05-20): (Rate Lock) Doc provided

Reviewer Comment (2024-05-20): Description for exception was cut off cannot determine what was used for verification for self employment or the days.

Seller Comment (2024-05-17): (Rate Lock) Exception provided

Reviewer Comment (2024-05-16): The verbiage on the lender exception does not appear to be accurate.  It references a CPA letter, there is no CPA letter in this file.

Seller Comment (2024-05-16): (Rate Lock) The exception is consistent with other SE VOE exceptions previously cleared by Situs. Please clear.

Reviewer Comment (2024-05-15): Verbiage on the lender exception does not state what breach is being accepted and clearly state what is being accepted..  The exception on the file is that there is not a VVOE within 5 days of closing.

																				Seller Comment (2024-05-15): (Rate Lock) Exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.	Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive with CHD.

Reviewer Comment (2024-06-05): Downgraded to EV2-B based on lender exception relying on third party verification dated 12 days prior to closing in lieu of VOE.

Seller Comment (2024-05-29): (Rate Lock) New exception says 'SE VOE 12 days from closing' please clear; accidentally put CPA previously

Reviewer Comment (2024-05-23): Exception received however, loan file does not contain a CPA letter. The loan file contains a business look up for the borrower's business dated within 12 days of closing.

Seller Comment (2024-05-20): (Rate Lock) Doc provided

Reviewer Comment (2024-05-20): Description for exception was cut off cannot determine what was used for verification for self employment or the days.

Seller Comment (2024-05-17): (Rate Lock) Exception provided

Reviewer Comment (2024-05-16): The verbiage on the lender exception does not appear to be accurate.  It references a CPA letter, there is no CPA letter in this file.

Seller Comment (2024-05-16): (Rate Lock) The exception is consistent with other SE VOE exceptions previously cleared by Situs. Please clear.

Reviewer Comment (2024-05-15): Verbiage on the lender exception does not state what breach is being accepted and clearly state what is being accepted..  The exception on the file is that there is not a VVOE within 5 days of closing.

Seller Comment (2024-05-15): (Rate Lock) Exception provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.	Reviewer Comment (2024-06-05): Alternate documentation provided.

Seller Comment (2024-05-29): (Rate Lock) New exception says 'SE VOE 12 days from closing' please clear; accidentally put CPA previously

Reviewer Comment (2024-05-23): Exception received however, loan file does not contain a CPA letter. The loan file contains a business look up for the borrower's business dated within 12 days of closing.

Seller Comment (2024-05-20): (Rate Lock) Doc provided

Reviewer Comment (2024-05-20): Description for exception was cut off cannot determine what was used for verification for self employment or the days.

Seller Comment (2024-05-17): (Rate Lock) Exception provided

Reviewer Comment (2024-05-16): The verbiage on the lender exception does not appear to be accurate.  It references a CPA letter, there is no CPA letter in this file.

Seller Comment (2024-05-16): (Rate Lock) The exception is consistent with other SE VOE exceptions previously cleared by Situs. Please clear.

Reviewer Comment (2024-05-15): Verbiage on the lender exception does not state what breach is being accepted and clearly state what is being accepted..  The exception on the file is that there is not a VVOE within 5 days of closing.

Seller Comment (2024-05-15): (Rate Lock) Exception provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.	Reviewer Comment (2024-06-05): Alternate documentation provided.

Seller Comment (2024-05-29): (Rate Lock) New exception says 'SE VOE 12 days from closing' please clear; accidentally put CPA previously

Reviewer Comment (2024-05-23): Exception received however, loan file does not contain a CPA letter. The loan file contains a business look up for the borrower's business dated within 12 days of closing.

Seller Comment (2024-05-20): (Rate Lock) Doc provided

Reviewer Comment (2024-05-20): Description for exception was cut off cannot determine what was used for verification for self employment or the days.

Seller Comment (2024-05-17): (Rate Lock) Exception provided

Reviewer Comment (2024-05-16): The verbiage on the lender exception does not appear to be accurate.  It references a CPA letter, there is no CPA letter in this file.

Seller Comment (2024-05-16): (Rate Lock) The exception is consistent with other SE VOE exceptions previously cleared by Situs. Please clear.

Reviewer Comment (2024-05-15): Verbiage on the lender exception does not state what breach is being accepted and clearly state what is being accepted..  The exception on the file is that there is not a VVOE within 5 days of closing.

																				Seller Comment (2024-05-15): (Rate Lock) Exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower did not sign as an individual on the Note and Security instrument as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Residual income > $XXXX DTI is at least 10% less than the guideline maximum. FICO exceeds the guidelines minimum by at least 40 points. LTV 67.850%	XXXX	Reviewer Comment (2024-05-20): Lender exception provided. Seller Comment (2024-05-17): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107291	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The subject property is a primary residence and is vested in an LLC which per guidelines is only allowed for investment properties.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Residual income > $XXXX DTI is at least 10% less than the guideline maximum. FICO exceeds the guidelines minimum by at least 40 points. LTV 67.850%	XXXX	Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors. Seller Comment (2024-05-29): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CT	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing Verification of Employment within 5 days of closing for borrower and with 5 business days prior to closing for co-borrower.	Reviewer Comment (2024-05-14): Lender exception provided.

Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception accepting alternate third-party verification in lieu of VOE within 5 days of closing.

Seller Comment (2024-05-13): (Rate Lock) Updated exception provided

Seller Comment (2024-05-10): (Rate Lock) cert provided

Reviewer Comment (2024-05-10): VVOE provided for the borrower but not the co borrower. Missing VVOE dated no more than 5 business days prior to the Note date for the co borrower's wage employment.

Seller Comment (2024-05-10): (Rate Lock) Docs provided

Reviewer Comment (2024-04-02): Exception received. Loan Designation is ATR Risk (EV3-C). There is documentation of employment verification but does not meet guideline requirements and no indication creditor relied upon alternate documentation for employment status verification or, for VOE timing deviations. Loan file is missing W-2 transcripts, and the loan file does not reflect any alternate documentation was utilized in its place.

																				Seller Comment (2024-03-28): (Rate Lock) Exception for W2 VOE and VOB provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing Verification of Employment within 5 days of closing for borrower and with 5 business days prior to closing for co-borrower.	Reviewer Comment (2024-05-14): Lender exception provided.

Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception accepting alternate third-party verification in lieu of VOE within 5 days of closing.

Seller Comment (2024-05-13): (Rate Lock) Updated exception provided

Seller Comment (2024-05-10): (Rate Lock) cert provided

Reviewer Comment (2024-05-10): VVOE provided for the borrower but not the co borrower. Missing VVOE dated no more than 5 business days prior to the Note date for the co borrower's wage employment.

Seller Comment (2024-05-10): (Rate Lock) Docs provided

Reviewer Comment (2024-04-02): Exception received. Loan Designation is ATR Risk (EV3-C). There is documentation of employment verification but does not meet guideline requirements and no indication creditor relied upon alternate documentation for employment status verification or, for VOE timing deviations. Loan file is missing W-2 transcripts, and the loan file does not reflect any alternate documentation was utilized in its place.

Seller Comment (2024-03-28): (Rate Lock) Exception for W2 VOE and VOB provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing Verification of Employment within 5 days of closing for borrower and with 5 business days prior to closing for co-borrower, as well as W2 Transcripts for the co-borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Miscellaneous	Reserves > guideline requirement. FICO 712 when minimum is 680.	XXXX	Reviewer Comment (2024-05-14): Lender exception provided.

Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception accepting alternate third-party verification in lieu of VOE within 5 days of closing.

Seller Comment (2024-05-13): (Rate Lock) Updated exception provided

Seller Comment (2024-05-10): (Rate Lock) cert provided

Reviewer Comment (2024-05-10): W2 transcripts provided. VVOE provided for the borrower but not the co borrower. Missing VVOE dated no more than 5 business days prior to the Note date for the co borrower's wage employment.

Seller Comment (2024-05-10): (Rate Lock) Docs provided

Reviewer Comment (2024-04-02): Exception received. Loan Designation is ATR Risk (EV3-C). There is documentation of employment verification but does not meet guideline requirements and no indication creditor relied upon alternate documentation for employment status verification or, for VOE timing deviations. Loan file is missing W-2 transcripts, and the loan file does not reflect any alternate documentation was utilized in its place.

Seller Comment (2024-03-28): (Rate Lock) Exception for W2 VOE and VOB provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date 0XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX				Reviewer Comment (2024-03-29): Updated Hazard Insurance document received and uploaded. Exception Cleared Seller Comment (2024-03-28): (Rate Lock) HOI uploaded	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXXX VVOE - Employment Only	Missing Verification of Employment within 5 days of closing for borrower and with 5 business days prior to closing for co-borrower, as well as W2 Transcripts for the co-borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Miscellaneous	Reserves > guideline requirement. FICO 712 when minimum is 680.	XXXX	Reviewer Comment (2024-05-14): Lender exception provided.
Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception accepting alternate third-party verification in lieu of VOE within 5 days of closing.
Seller Comment (2024-05-13): (Rate Lock) Updated exception provided
Seller Comment (2024-05-10): (Rate Lock) cert provided
Reviewer Comment (2024-05-10): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: VVOE - Employment Only, W-2 Transcript (2022), W-2 Transcript (2023)
Reviewer Comment (2024-05-10): W2 transcripts provided. VVOE provided for the borrower but not the co borrower. Missing VVOE dated no more than 5 business days prior to the Note date for the co borrower's wage employment.
Seller Comment (2024-05-10): (Rate Lock) Docs provided
Reviewer Comment (2024-04-04): EXCEPTION HISTORY - Exception Detail was updated on 04/04/2024 PRIOR Exception Detail: Borrower: XXXX, Borrower: XXXX
EXCEPTION HISTORY - Exception Explanation was updated on 04/04/2024 PRIOR Exception Explanation: Third Party Verification
VVOE - Employment Only, W-2 Transcript (2022), W-2 Transcript (2023)
Reviewer Comment (2024-04-02): Exception received. Loan Designation is ATR Risk (EV3-C). There is documentation of employment verification but does not meet guideline requirements and no indication creditor relied upon alternate documentation for employment status verification or, for VOE timing deviations. Loan file is missing W-2 transcripts, and the loan file does not reflect any alternate documentation was utilized in its place.
																				Seller Comment (2024-03-28): (Rate Lock) Exception for W2 VOE and VOB provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk. Verification of Employment is missing for both borrower and co-borrower.	Reviewer Comment (2024-05-14): Lender exception provided.

Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception accepting alternate third-party verification in lieu of VOE within 5 days of closing.

Seller Comment (2024-05-13): (Rate Lock) Updated exception provided

Seller Comment (2024-05-10): (Rate Lock) cert provided

Reviewer Comment (2024-05-10): W2 transcripts provided. VVOE provided for the borrower but not the co borrower. Missing VVOE dated no more than 5 business days prior to the Note date for the co borrower's wage employment.

Seller Comment (2024-05-10): (Rate Lock) Docs provided

Reviewer Comment (2024-04-02): Exception received. Loan Designation is ATR Risk (EV3-C). There is documentation of employment verification but does not meet guideline requirements and no indication creditor relied upon alternate documentation for employment status verification or, for VOE timing deviations. Loan file is missing W-2 transcripts, and the loan file does not reflect any alternate documentation was utilized in its place.

																				Seller Comment (2024-03-28): (Rate Lock) Exception for W2 VOE and VOB provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309		XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Borrower tradelines not met as short minimum 2 reporting for 24 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Miscellaneous	Reserves > guideline requirement. FICO 712 when minimum is 680.	XXXX	Reviewer Comment (2024-03-27): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107309		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower only owns 33% of business when guidelines require 50% ownership.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Miscellaneous	Reserves > guideline requirement. FICO 712 when minimum is 680.	XXXX	Reviewer Comment (2024-03-27): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107214		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	XXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	Right Not To Close Disclosure document not provided				Reviewer Comment (2024-06-10): Lender acknowledged. Seller Comment (2024-06-06): As this is a non-material finding and it is the lenders responsibility to ensure all appropriate documentation and disclosures are delivered, we are accepting the EV2 rating.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	OH	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-05-14): Exception Cleared - Received Final Title policy data updated as per provided document.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: HI	Coverage amount not stated in Title preliminary.				Reviewer Comment (2024-05-14): Exception Cleared - Received Final Title policy data updated as per provided document. Seller Comment (2024-05-10): final title policy provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-05-14): Exception Cleared - Received Fraud Report data updated as provided document. Seller Comment (2024-05-10): XXXX provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.	Reviewer Comment (2024-05-15): XXXX received LOA to remove document(s) 208 estimated to be provided on 03/04/2024, from testing as not provided to the borrower.

Seller Comment (2024-05-14): Attestation letter provided please review - no violation

Reviewer Comment (2024-05-10): Loan file contains an incomplete CD with no issue date, 0% interest rate, no payments, blank page 5 loan calculations table which is triggering several TRID exceptions.  If these CDs are not provided to consumer they may be excluded from testing per SFA TRID Grid with a letter of attestation.  Please provide a general letter of attestation indicating incomplete CDs with no issue date, 0% interest rate, no payments, blank page 5 loan calculations table were not provided to consumer for use on all impacted files with incomplete CDs to exclude them from testing (provided no evidence of borrower receipt in file).

Seller Comment (2024-05-10): loan summary report provided please review
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitialXXXX	Loan estimate not provided to borrower within 3 business days of application.				Reviewer Comment (2024-05-17): Documents received, system cleared. Seller Comment (2024-05-16): Disagree - The delivery of the LE occurred within 3 days of the property being identified. The initial application date referenced of XXXX was a TBD. - please review Reviewer Comment (2024-05-14): Application date is showing as XXXX. Initial LE is dated XXXX, or not within 3-days of XXXX. Seller Comment (2024-05-10): loan summary report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InitialXXXX	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided	Reviewer Comment (2024-05-14): XXXX received LE.

Reviewer Comment (2024-05-10): Loan file contains an incomplete CD with no issue date, 0% interest rate, no payments, blank page 5 loan calculations table which is triggering several TRID exceptions.  If these CDs are not provided to consumer they may be excluded from testing per SFA TRID Grid with a letter of attestation.  Please provide a general letter of attestation indicating incomplete CDs with no issue date, 0% interest rate, no payments, blank page 5 loan calculations table were not provided to consumer for use on all impacted files with incomplete CDs to exclude them from testing (provided no evidence of borrower receipt in file).

Seller Comment (2024-05-10): loan summary report provided please review
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	Revised Loan Estimate provided on or after the date the Closing Disclosure was provided	Reviewer Comment (2024-05-15): XXXX received LOA to remove document(s) 208 estimated to be provided on 03/04/2024, from testing as not provided to the borrower.

Seller Comment (2024-05-14): Attestation letter provided please review - no violation

Reviewer Comment (2024-05-10): Loan file contains an incomplete CD with no issue date, 0% interest rate, no payments, blank page 5 loan calculations table which is triggering several TRID exceptions.  If these CDs are not provided to consumer they may be excluded from testing per SFA TRID Grid with a letter of attestation.  Please provide a general letter of attestation indicating incomplete CDs with no issue date, 0% interest rate, no payments, blank page 5 loan calculations table were not provided to consumer for use on all impacted files with incomplete CDs to exclude them from testing (provided no evidence of borrower receipt in file).

Seller Comment (2024-05-10): loan summary report provided please review
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. No valid changed circumstance. No cure provided to the Borrower.	Reviewer Comment (2024-06-20): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2024-06-18): The restitution check was sentto the borrower along with the correct CD and LOX - please review documents provided

Reviewer Comment (2024-05-17): XXXX received LOX for email confirmation indicates the borrower was not responsible for the fee, Hence, cure would be due to borrower and Cure provided on Post CD dated XXXX in the amount of XXXX is insufficient cure for this exception we also required additional cure of XXXX with Cure documents of corrected CD, LOE to borrower, proof of mailing, and copy of refund check along with required copy of refund check and proof of mailing and LOX to borrower for the refund amount of XXXX in order to cure this exception.

Seller Comment (2024-05-15): per the email provided - the borrower was not responsible for the fee; the AE covered the cost using their cost center -please review

Reviewer Comment (2024-05-13): XXXX received COC dated XXXX2 which says appraisal came in at $XXXX is not a valid reason for increase in fee. Remaining cure of XXXX is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-05-10): Disagree : the CD provided shows a cure of $ XXXX and also a COC approved to increase the appraisal fee amount – CD and COC provided
																						XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	HI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		72 hour Appraisal Waiver provided and appraisal not provided to the borrower 3 or more days prior to closing. Guidelines do not allow the use of the Appraisal waiver.				Reviewer Comment (2024-05-17): Delivery provided. Clear. Seller Comment (2024-05-10): loan summary report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107198		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Initial/XXXX	Loan file shows CD dated XXXX that is incomplete. Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.)				Reviewer Comment (2024-05-15): XXXX received LOA to remove document(s) 208 estimated to be provided on 03/04/2024, from testing as not provided to the borrower.	XXXX			1		A		A		A		A		A	XXXX	HI	Second Home	Purchase	No Defined cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107339		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent form is missing from the file.				Reviewer Comment (2024-05-20): Received Seller Comment (2024-05-20): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107339		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107339		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Partial Payment information not provided on CD.				Reviewer Comment (2024-05-22): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-20): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107339		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX	The loan amount of XXXX exceeds the guideline maximum of $XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-17): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-05-09): Fraud report provided. Seller Comment (2024-05-07): XXXX Report has been provided. Please review document attached. Reviewer Comment (2024-05-03): Fraud Report received is Post note dated which is not acceptable. Exception remains Seller Comment (2024-05-02): XXXX Report has been provided. Please review document attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender		Provide the appraisal transfer letter.				Reviewer Comment (2024-05-06): Appraisal transfer letter provided. Seller Comment (2024-05-03): Please see attached appraisal transfer letter	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Additional/XXXX	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-05-06): Appraisal was provided to borrower electronically and waiver is not required, hence cleared the exception. Seller Comment (2024-05-02): Appraisal was provided to Borrower Electronically. Please review Loan summary Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	This is caused by the Closing Disclosure within the loan file not reflecting an issue date.	Reviewer Comment (2024-05-09): XXXX received lender attestation that 3-21 CD was never issued to borrower.

Seller Comment (2024-05-07): CD Issued XXXX doc ID 0073  was not delivered to borrower. Please see Attestation Letter attached.

Reviewer Comment (2024-05-06): XXXX received disclosure tracking.  However, the issue relates to the Initial CD which reflects an issue date ofXXXX, See doc ID XXXX, which is issued prior to the XXXXLE. If a disclosure was not issued to borrower, XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-05-02): The Revised Loan Estimate was provided to Borrower via Electronic Delivery same day. Please review Loan summary Report attached.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/0XXXX	This is caused by the Closing Disclosure within the loan file not reflecting an issue date.	Reviewer Comment (2024-05-09): XXXX received lender attestation that 3-21 CD was never issued to borrower.

Seller Comment (2024-05-07): CD Issued XXXX doc ID 0073  was not delivered to borrower. Please see Attestation Letter attached.

Reviewer Comment (2024-05-06): XXXX received disclosure tracking.  However, the issue relates to the Initial CD which reflects an issue date of XXXX, See doc ID XXXX, which is issued prior to the XXXXLE. If a disclosure was not issued to borrower, XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-05-02): The Revised Loan Estimate was provided to Borrower via Electronic Delivery same day. Please review Loan summary Report attached.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The Right To Cancel form is missing from the loan file.	Reviewer Comment (2024-06-11): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii.
Seller Comment (2024-06-06): Please see attached the Consumer Construction Loan Agreement.
Reviewer Comment (2024-06-05): To determine if loan is subject to rescission, we would need to determine if the prior loan being paid off was a short term construction only loan or if it was combined construction to permanent loan. Prior documentation provided did not disclose actual terms, just dates.  Please provide a copy of the original note to verify terms.
Seller Comment (2024-05-28): Please escalate to management as documentation previously provided should be sufficient, as it shows an original maturity of only one year.
Reviewer Comment (2024-05-21): Unable to confirm the prior Note was a Construction Only as no terms were provided in supplied documentation. Please provide the Note from the prior transaction to determine that the original loan was construction only or construction to perm.
Seller Comment (2024-05-16): Please see attached the Payoff Statement, CD showing Payoff and the Terms and Payment History of the loan being paid off. The terms attached show that the note date was XXXX and maturity date was XXXX
Reviewer Comment (2024-05-13): Please provide Note/CD from prior transaction or other evidence that loan being satisfied was the initial construction only and that the borrower was not obligated on an existing permanent phase financing. Provided VOM does not reflect that the prior loan was construction financing.
Seller Comment (2024-05-09): At the time of underwrite, we utilize the credit report or VOM that indicate Construction, along with the appraisal that indicates new build.  I have attached the documentation the underwriter used  to determine that the loan being paid off was a construction loan.
The mortgage we paid off was an interest only loan originated in XXXX (which is when the property was purchased) according to the VOM imaged under Verification of Mtg and Rent #XXXX.
Appraisal indicates Year Built XXXX – Appraisal #XXXX.
Reviewer Comment (2024-05-08): If the subject transaction refinanced permanent financing, it would be considered a standard refinance as opposed to a residential mortgage transaction and would therefore be subject to rescission. If the borrower was not obligated on permanent financing prior to subject transaction, please provide Note/CD from prior transaction or other evidence that loan being satisfied was the initial construction only and that the borrower was not obligated on an existing permanent phase financing. Otherwise, a refinance of an existing permanent phase Note would make the subject transaction a refinance subject to rescission.
Reviewer Comment (2024-05-07): It depends on whether the loan being refinanced is the short term construction only loan or if the prior loan already included permanent financing that is being refinanced. Please provide terms and conditions for loan being paid off at closing.
																				Seller Comment (2024-05-04): No rescission period is required on construction property. If the funds used are paying off funds used to construct the property, there is no rescission requirement.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence the borrower was on title to the property prior to closing. Preliminary Title shows the title holder as Hannah Bouley Prejean, not the borrower.				Reviewer Comment (2024-05-06): Documents received. Seller Comment (2024-05-03): Please see attached title commitment page 8 chain of title. XXXX is on title but only as 50% owner. XXXX (borrower) still owns the other 50%. I have also attached a printout obtained from the county records showing he has been an owner shince XXXX XXXX (see Primary Owner listing borrower and Ownership History showing no change since XXXX).	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.	Reviewer Comment (2024-06-05): Appraisal documents provided.
Seller Comment (2024-05-28): We did not use their ported appraisal (dated XXXX), we do not have delivery information.
Port review appraisal is not acceptable. The appraiser has not provided market driven support for how the lot size differential adjustments were derived. Due to the large differentials in acreage, this is something that is needed. There is nothing in the report to support the condition adjustments that were given. Sale #1 while dated and having a condition adjustment is the only sale near the subject property. This sale does not support the estimated value. There is also a positive adjustment for the comp 1 patio/porch, and it appears it should be a negative adjustment. There are.
no new construction sales noted in grid. There is an across-the-board adjustment for subject outbuilding. All these items can affect overall value. There is not enough verbiage/analysis/support in the addendum to support adjustments and it is not known if the estimated value is within tolerance. We cannot request revisions on ported appraisals. A new appraisal is required.
Reviewer Comment (2024-05-15): The appraisal transfer letter is dated XXXX assigning initial appraisal with report date of XXXX from UXXXX.  It is now XXXX responsibility to provide the borrower a copy of the initial appraisal dated XXXX to the borrower three days prior to consummation date.  Once delivery of all appraisals provided we can then address the signed Appraisal waiver that is not allowed per guidelines.
Seller Comment (2024-05-13): The appraisal dated 1XXXX was for a different lender.  XXXX didn’t receive the loan until XXXX.  In XXXX, the appraisal was ordered and provided to the borrower Electronically. Please review Loan Summary Report and Valuations Tracking reports provided on XXXX
Reviewer Comment (2024-05-09): Please provide documentation of delivery of the appraisal dated XXXX to Borrower within 3 business days prior to closing.
Seller Comment (2024-05-07): Disagree - AppraisXXXX and received same day, which is within the 3 days requirement. Closing date was on XXXX Please review Loan Summary Report and Valuations Tracking reports attached.
Reviewer Comment (2024-05-06): Appraisal delivery provided for final appraisal was only two days prior to closing and 3 days is required per guidelines.
Seller Comment (2024-05-02): Appraisal was provided to Borrower via Electronic Delivery. Please review Loan summary Report attached.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Provide evidence of receipt of the proceeds from the sale of the borrower's departure residence. CD in file however missing evidence of receipt of funds.				Reviewer Comment (2024-05-06): Exception Cleared - Received assets document print screen with deposit matches on seller CD and withdrawal also matches cash to close amount. Seller Comment (2024-05-03): Please see attached printscreen of borrower's account obtained posst-consummation that shows wire in and wire out of funds to close. Account number on top matches borrower's personal bank account (also attached)	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match due to missing evidence of receipt of the proceeds from the sale of the borrower's departure residence. CD in file however missing evidence of receipt of funds.				Reviewer Comment (2024-05-06): Documents received, system cleared. Seller Comment (2024-05-03): Please see attached printscreen of borrower's account obtained posst-consummation that shows wire in and wire out of funds to close. Account number on top matches borrower's personal bank account (also attached)	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	LA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are guideline deficiencies related to income and/or asset doc requirements due to missing evidence of receipt of the proceeds from the sale of the borrower's departure residence. CD in file however missing evidence of receipt of funds.				Reviewer Comment (2024-05-06): Documents received, system cleared. Seller Comment (2024-05-03): Please see attached printscreen of borrower's account obtained post-consummation that shows wire in and wire out of funds to close. Account number on top matches borrower's personal bank account (also attached)	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	There are guideline deficiencies related to income and/or asset doc requirements due to missing evidence of receipt of the proceeds from the sale of the borrower's departure residence. CD in file however missing evidence of receipt of funds.				Reviewer Comment (2024-05-06): Documents received, system cleared. Seller Comment (2024-05-03): Please see attached printscreen of borrower's account obtained post-consummation that shows wire in and wire out of funds to close. Account number on top matches borrower's personal bank account (also attached)	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of receipt of the proceeds from the sale of the borrower's departure residence. CD in file however missing evidence of receipt of funds.				Reviewer Comment (2024-05-06): Exception Cleared - Received assets document print screen with deposit matches on seller CD and withdrawal also matches cash to close amount. Seller Comment (2024-05-03): Please see attached printscreen of borrower's account obtained post-consummation that shows wire in and wire out of funds to close. Account number on top matches borrower's personal bank account (also attached)	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107215	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:AdditionalXXXX	Provide signed document at closing acknowledging their receipt of the valuation 3 days prior to closing	Reviewer Comment (2024-06-03): Appraisal from XXXXwas not "developed in connection with the application for credit". This appraisal was ordered for a different lender and was deemed not acceptable to the current lender's standard and was not utilized in the credit decision. Lender ordered its own appraisal, which was developed in connection with the application, and that appraisal was provided timely. ECOA exception cleared.
Seller Comment (2024-05-28): We did not use their ported appraisal (datedXXXX, we do not have delivery information.
Reviewer Comment (2024-05-15): The appraisal transfer letter is datedXXXX assigning initial appraisal with report date of XXXX  It is now XXXX's responsibility to provide the borrower a copy of the initial appraisal dated XXXX to the borrower three days prior to consummation date.
Seller Comment (2024-05-13): The appraisal dated XXXX was for a different lender.  XXXX didn’t receive the loan until XXXX.  In XXXX, the appraisal was ordered and provided to the borrower Electronically. Please review Loan Summary Report and Valuations Tracking reports provided on XXXX
Reviewer Comment (2024-05-09): Please provide documentation of delivery of the appraisal dated XXXX to Borrower within 3 business days prior to closing.
Seller Comment (2024-05-07): Appraisal was delivered to Borrower electronically. Please review Valuations Tracking  and Loan Summary Reports attached.
																					XXXX			1		A		A		A		A		A	XXXX	LA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107301	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Credit report is aged more than 60 days of the application date.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of PITIA or more. DTI at least 10% < guideline maximum. FICO at least 40 points > than guideline requirement.	XXXX	Reviewer Comment (2024-05-23): Lender exception with compensating factors. Seller Comment (2024-05-23): (Rate Lock) Status shows 'Accepted' after it is approved. Please clear Reviewer Comment (2024-05-22): Lender exception in file does not reflect "approved".			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107301	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Credit report reflects a XXXX disputed tradeline and there is no letter of explanation from the Borrower in file as required by guidelines (tradeline has $0 balance).	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of PITIA or more. DTI at least 10% < guideline maximum. FICO at least 40 points > than guideline requirement.	XXXX	Reviewer Comment (2024-05-23): Lender exception with compensating factors. Seller Comment (2024-05-23): (Rate Lock) Status shows 'Accepted' after it is approved. Please clear Reviewer Comment (2024-05-22): Lender exception in file does reflect "approved".			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Initial E-sign Consent Agreement is missing.				Reviewer Comment (2024-04-25): E-sign Consent Agreement received and updated. Exception cleared Seller Comment (2024-04-24): (Rate Lock) E-Consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower only owns 49% of business used for income qualification and guidelines require a minimum of 50% ownership.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% less than guideline requirement. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-04-23): Lender Exception with Compensating Factors.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Letter of explanation for use of business assets states that funds from XXXX are not being used for closing, however no other closing assets provided in file. LOE from other owner of business in file state Borrower has full access to funds. Clarification required and verification that using funds from account will not have a negative impact on the business as required by guidelines.				Reviewer Comment (2024-04-26): Personal account received and are only accounts being used for closing. Seller Comment (2024-04-24): (Rate Lock) Personal statements provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require the Borrower to own 50% of a company if business assets are utilized, however the borrower only owns 49%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% less than guideline requirement. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-04-23): Lender Exception with Compensating Factors.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Guidelines require the Borrower to own 50% of a company if business assets are utilized, however the borrower only owns 49%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% less than guideline requirement. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-04-23): Lender Exception with Compensating Factors.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Guidelines require the Borrower to own 50% of a company if borrower qualifying for bank statement income, however the borrower only owns 49%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% less than guideline requirement. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-04-23): Lender Exception with Compensating Factors.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match since borrower does not meet 50% business ownership requirement for bank statement income and assets source from business account.				Reviewer Comment (2024-04-23): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	AZ	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are guideline deficiencies related to income and/or asset doc requirements since borrower does not meet 50% business ownership requirement for bank statement income and assets source from business account.				Reviewer Comment (2024-04-23): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Provide Valid Change of Circumstance with evidence to support change and amounts affected, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. COC form stated what changed, but not a valid explanation for the increase and the fees impacted.	Reviewer Comment (2024-05-06): XXXX received LOE confirming the reason for change.

Seller Comment (2024-05-03): (Rate Lock) Cleared

Reviewer Comment (2024-05-02): XXXX received COC and LOE stating change in compensation. However, however the reason for switching the compensation is not provided on it. In order to determine if the changed circumstance is valid more information is necessary on reason fee added. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-05-01): (Rate Lock) Docs provided for CIC

Reviewer Comment (2024-04-25): XXXX received COC dated 03/08 however the reason for adding broker compensation is not provided on it. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-04-24): (Rate Lock) CD with CIC uploaded
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. (7355)	Provide Valid Change of Circumstance with evidence to support change and amounts affected, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. COC form stated what changed, but not a valid explanation for the increase and the fees impacted.	Reviewer Comment (2024-04-29): XXXX received updated changed circumstance dated 02/21/2024.

Seller Comment (2024-04-25): (Rate Lock) CIC provided

Reviewer Comment (2024-04-25): XXXX received COC dated XXXXhowever the reason for adding Administration Fee is not provided on it. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-04-24): (Rate Lock) LE and LOE provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan failed one or more guideline components since borrower does not meet 50% business ownership requirement for bank statement income and assets source from business account.				Reviewer Comment (2024-04-23): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107328		XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower $XXXX	Borrower states XXXX will not be used for closing funds. EMD in file not verified as there is no evidence showing source account for the cashier's checks provided. Borrower does not have sufficient funds to close.				Reviewer Comment (2024-05-31): Bank Statement document received in file and updated in Clarity. Exception Cleared. Seller Comment (2024-05-29): (Rate Lock) All docs uploaded Reviewer Comment (2024-04-26): EXCEPTION HISTORY - Exception Explanation was updated on 04/26/2024 PRIOR Exception Explanation: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXXX	XXXX			1		A		A		A		A		A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXXX	The Borrower Permanent Residence Alien Card is missing from the loan file.				Reviewer Comment (2024-05-06): Exception Cleared - Received Permanent Residence Alien Card associated the same data updated as per document. Seller Comment (2024-05-03): (Rate Lock) ID provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: XXXX	The Borrower Permanent Residence Alien Card is missing from the loan file.				Reviewer Comment (2024-05-06): Exception Cleared - Received Permanent Residence Alien Card associated the same data updated as per document. Seller Comment (2024-05-03): (Rate Lock) ID provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/XXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual issue date.				Reviewer Comment (2024-05-06): XXXX received LOA to remove document(s) 281 estimated to be provided on XXXX1, from testing as not provided to the borrower. Seller Comment (2024-05-03): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	Closing Disclosure estimated to be provided on XXXXdid not disclose the actual issue date.				Reviewer Comment (2024-05-06): XXXX received LOA to remove document(s) 281 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-05-03): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	Closing Disclosure estimated to be provided on XXXX4 did not disclose the actual issue date.				Reviewer Comment (2024-05-06): XXXX received LOA to remove document(s) 281 estimated to be provided on XXXX1, from testing as not provided to the borrower. Seller Comment (2024-05-03): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterimXXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual issue date.				Reviewer Comment (2024-05-06): XXXX received LOA to remove document(s) 281 estimated to be provided on XXXX1, from testing as not provided to the borrower. Seller Comment (2024-05-03): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual issue date.				Reviewer Comment (2024-05-06): XXXX received LOA to remove document(s) 281 estimated to be provided on XXXX1, from testing as not provided to the borrower. Seller Comment (2024-05-03): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The VOE within 5 days of closing date is missing from the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Residual Income: $XXXX	XXXX	Reviewer Comment (2024-06-25): Exception with comp factors. Reviewer Comment (2024-05-13): Lender exception provided. Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception to use CPA Letter within 9 days of closing in lieu of SE VOE. Seller Comment (2024-05-13): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Verification of Employment dated within 5 days of closing is missing from the loan file.				Reviewer Comment (2024-05-13): Lender exception provided. Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception to use CPA Letter within 9 days of closing in lieu of SE VOE. Seller Comment (2024-05-13): (Rate Lock) Exception provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Verification of Employment dated within 5 days of closing is missing from the loan file.				Reviewer Comment (2024-05-13): Lender exception provided. Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception to use CPA Letter within 9 days of closing in lieu of SE VOE. Seller Comment (2024-05-13): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXXplus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-04-29): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	TX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Verification of Employment dated within 5 days of closing is missing from the loan file.				Reviewer Comment (2024-05-13): Lender exception provided. Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception to use CPA Letter within 9 days of closing in lieu of SE VOE. Seller Comment (2024-05-13): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $212.00 exceeds tolerance of $XXXX plus 10% or $XXXX0. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-06): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.” Seller Comment (2024-05-03): (Rate Lock) CD with cure provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107314	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	A Broker fee was added to the 0XXXX closing disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-15): XXXX received LOE suffice.
Seller Comment (2024-05-14): (Rate Lock) Corrected loe provided
Reviewer Comment (2024-05-13): The changed circumstance stated that the LPC to BPC changed so the compensation can be reduced to benefit borrower on 4-16, however the overall benefit to borrower did not reduce but increased. Final LE on 4-11 reflects Discount Points of $XXXX then initial CD on XXXX disclosed Discount points of $XXXX and added Mortgage Broker fee of $XXXX which together total $XXXX. The borrower has increased lender origination costs by $XXXX This would not be a borrower benefit and a valid changed circumstance reason for the pricing change from the final LE would be required.
Seller Comment (2024-05-13): (Rate Lock) LOE provided
Reviewer Comment (2024-05-10): VCC documentation (XXXX) provided on XXXX indicates the broker fee was switched to a borrower paid fee, "for the benefit of the borrower." Subsequent documentation (XXXX) indicates the fee was switched to borrower paid to, "resolve ATR/QM fail". As this would appear to be something the lender could/should have known at disclosure and not a borrower benefit due to the increase in loan costs, the fee change would require a cure. If options were discussed with the borrower and the borrower agreed to the change, then documentation (emails, conversation logs etc...) should be provided for further review.
Seller Comment (2024-05-10): (Rate Lock) CIC provided
Reviewer Comment (2024-05-10): XXXX received Processor certification indicates "Comp was changed from LP to BP. But we also required documentation of the reason for the fee was changed from LP to BP What information was received that required to change the fee and when was that information received or cure would be due to bororwer.
Seller Comment (2024-05-08): (Rate Lock) LOE provided
Reviewer Comment (2024-05-08): XXXX received LOE, however it doesn't provide sufficient information on why it was switched to borrower paid.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
Seller Comment (2024-05-07): (Rate Lock) Calix Cert provided
Reviewer Comment (2024-05-07): XXXX received LOX for rebuttal response indicates the Comp was switched to borrower paid to benefit the borrower. but it does not give sufficient information on why the fee was added on XXXX CD. Hence, we also required additional information on why the fee was added on the initial CD and was not known prior to and at initial application disclosure and to provide information supporting lender’s knowledge of when they became aware of the fee or Cure is due to borrower.
Seller Comment (2024-05-06): (Rate Lock) CD and cert provided
Reviewer Comment (2024-05-06): XXXX received rebuttal, however broker fee was not disclosed on any LE and added on CD dated XXXX. A valid COC with sufficient information on why the fee was added or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.
																				Seller Comment (2024-05-03): (Rate Lock) Broker comp disclosed on initial LE, please waive	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107243		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 03/04/2024					Reviewer Comment (2024-04-10): Condo warranty form received, exception cleared. Seller Comment (2024-04-08): Condo warranty	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107243		XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Certificate in file is missing the unit number .				Reviewer Comment (2024-04-12): Flood cert provided, exception cleared. Seller Comment (2024-04-10): flood cert - unit number	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107243		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business, P&L Statement	The loan file is missing a P&L including the most recent month preceding the application date and two business account statements for the two recent months reflected on the P&L as required by guidelines.				Reviewer Comment (2024-05-10): Exception cleared - Received Business bank statement and also received the LOE stating the business operates is April to October. Seller Comment (2024-05-08): LOE and stmts to clear. Reviewer Comment (2024-04-10): Underwriter's explanation does not override guideline requirements of A borrower prepared YTD P&L, up to and including the most recent month preceding the application date and two (2) business checking account statements for the two (2) recent months reflected on the P&L. Seller Comment (2024-04-08): UW LOE	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107243		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The loan file is missing two business account statements for the most recent two months reflected on the P&L as required by guidelines.				Reviewer Comment (2024-05-10): Exception cleared - Received Business bank statement and also received the LOE stating the business operates is April to October. Seller Comment (2024-05-08): LOE and stmts to clear. Reviewer Comment (2024-04-10): Underwriter's explanation does not override guideline requirements of A borrower prepared YTD P&L, up to and including the most recent month preceding the application date and two (2) business checking account statements for the two (2) recent months reflected on the P&L. Seller Comment (2024-04-08): UW LOE	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107243		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a P&L including the most recent month preceding the application date and two business account statements for the two most recent months reflected on the P&L as required by guidelines.				Reviewer Comment (2024-05-10): Exception cleared - Received Business bank statement and also received the LOE stating the business operates is April to October. Seller Comment (2024-05-08): LOE and stmts to clear. Reviewer Comment (2024-04-10): Underwriter's explanation does not override guideline requirements of A borrower prepared YTD P&L, up to and including the most recent month preceding the application date and two (2) business checking account statements for the two (2) recent months reflected on the P&L. Seller Comment (2024-04-08): UW LOE	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	HI	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $XXXX (9300)	Lender Credits Fee was last disclosed as -$XXXX on LE but disclosed as $0.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-06): XXXX received VCC. Seller Comment (2024-05-02): LE and CiC addressing decrease in lender credit. Linked with other cure condition that was cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower's ownership % in the business used for qualification as required by guidelines. Closing disclosure for sale of prior residence in which proceeds were used for cash to close is dated >90 days from the Note date.				Reviewer Comment (2024-05-06): Statements provided reflecting deposit of proceeds. System Cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's ownership % in the business used for qualification as required by guidelines. Closing disclosure for sale of prior residence in which proceeds were used for cash to close is dated >90 days from the Note date.				Reviewer Comment (2024-05-06): Statements provided reflecting deposit of proceeds. System Cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX5 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The loan discount points increased on the XXXX LE without a valid change of circumstance. COC states change occurred due to credit score change on XXXX however, credit report in file is dated XXXX Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-02): XXXX received detailed rebuttal comment with supporting document and LOX lieu of Changed circumstance dated XXXX

Seller Comment (2024-05-01): Previous credit report with different score.  New credit report provided different score resulting in increased discount points.  Please advise.

Reviewer Comment (2024-04-30): XXXX agreed that the below rebuttal comment. However, we also required additional information with supporting documentation of the reason as to for the discount point fee increased. What information was received in credit report that required the increase in the fee or Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Seller Comment (2024-04-29): Attestation

Reviewer Comment (2024-03-28): XXXX received LOE stating the credit report update received on XXXX. Reason for increase in discount points required to address this exception. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

																				Seller Comment (2024-03-27): Disclosure Desk LOE - credit report not received until 3-5 when LE disclosed	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower's ownership % in the business used for qualification as required by guidelines. Closing disclosure for sale of prior residence in which proceeds were used for cash to close is dated >90 days from the Note date.				Reviewer Comment (2024-05-06): Statements provided reflecting deposit of proceeds. System Cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file does not document the Borrower's ownership % in the business used for qualification as required by guidelines.				Reviewer Comment (2024-03-29): Received Sole Proprietorship Resolution of Authority and considered the ownership percentage as 100%. Exception cleared. Seller Comment (2024-03-27): Sole Ownership	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the Borrower's ownership % in the business used for qualification as required by guidelines.				Reviewer Comment (2024-03-29): Received Sole Proprietorship Resolution of Authority and considered the ownership percentage as 100%. Exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.74 is less than Guideline PITIA months reserves of 3.00.	Closing disclosure for sale of prior residence in which proceeds were used for cash to close is dated >90 days from the Note date.				Reviewer Comment (2024-05-06): Statements provided reflecting deposit of proceeds. Reviewer Comment (2024-05-06): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00. Reviewer Comment (2024-04-01): Provide Revised Seller CD or ALTA statement for the property address:XXXX.Provided one more than 90 days from note date. Exception Remains Seller Comment (2024-03-29): Asset Docs	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Closing disclosure for sale of prior residence in which proceeds were used for cash to close is dated >90 days from the Note date.				Reviewer Comment (2024-05-06): Statements provided reflecting deposit of proceeds. Reviewer Comment (2024-04-01): Provide Revised Seller CD or ALTA statement for the property address:XXXX.Provided one more than 90 days from note date. Exception Remains Seller Comment (2024-03-29): Asset docs	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107244		XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Closing disclosure for sale of prior residence in which proceeds were used for cash to close is dated >90 days from the Note date.				Reviewer Comment (2024-05-06): Statements provided reflecting deposit of proceeds. Cleared. Reviewer Comment (2024-05-06): EXCEPTION HISTORY - Exception Explanation was updated onXXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower $XXXX Reviewer Comment (2024-04-01): Provide Revised Seller CD or ALTA statement for the property address:XXXX.Provided one more than 90 days from note date. Exception Remains Seller Comment (2024-03-29): Asset Docs	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107240		XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX					Reviewer Comment (2024-04-09): Spousal consent not required on entity loans that are investment properties. Seller Comment (2024-04-05): Attestation - not required on investments	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107240	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	All entity members are not listed as borrowers as required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Depth of prior housing history XXXX years.	XXXX	Reviewer Comment (2024-04-19): Lender exception with compensating factors.

Seller Comment (2024-04-16): Revised 1003

Reviewer Comment (2024-04-12): Approved exception and bank statements received. Please provide revised 1003 reflecting updated assets.

Seller Comment (2024-04-10): Corrected Exception and additional 2 months bank stmts for 18 months reserves

Reviewer Comment (2024-04-04): Reviewer comments on lender exception states exception in file was denied by exception committee.  Also one of the compensating factor was exceeds minimum reserves by 12 months and only 6.35 months reserves verified (cash out proceeds) and 4 months are required per gudielines.
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107240		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing COGS dated within 60 days of the note date.				Reviewer Comment (2024-04-11): COGS provided, exception cleared. Seller Comment (2024-04-09): Cert of Good Standing from file Reviewer Comment (2024-04-09): Per XXXX-Lending-DSCR-Guidelines-12-09-2022-v7 page 8 under the Documentation verifying the following must be provided section the third bullet point it states show the entity is in good standing. Certificate of good standing exception still required. Seller Comment (2024-04-05): Please advise what this is in reference to. Thank you	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on XXXX is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least 3 business days prior to closing.				Reviewer Comment (2024-04-04): Report provided. Seller Comment (2024-04-02): Prior appraisal	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.76361% or Final Disclosure APR of 9.80800% is equal to or greater than the threshold of APOR 6.90% + 1.5%, or 8.40000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2024-04-03): Documents received, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.					Reviewer Comment (2024-04-03): Documents received, system cleared. Seller Comment (2024-04-02): prior appraisal	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation failed due to income documentation requirement not met. Loan file missing an Executed contract and offer and the first paystub dated prior to the Note date for the projected income of the co borrower.				Reviewer Comment (2024-05-13): Loan is ATR Risk. Seller Comment (2024-05-09): UW and Management LOEs	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		In order to utilize a bank statement program for qualification, the Primary Borrower must be self employed. The Primary borrower (highest income earner) is a Wage Earner. Loan not eligible for	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	Depth of housing history XXXX years. Residual income of $XXXX	XXXX	Reviewer Comment (2024-04-10): Lender exception with compensating factors. Seller Comment (2024-04-08): Exception Reviewer Comment (2024-04-04): Borrower is self employed and income only becomes active as required for the primary Borrower by guidelines after expenses have been deducted. Seller Comment (2024-04-02): UW LOE item #1			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file missing an Executed contract and offer and the first paystub dated prior to the Note date for the projected income of the co borrower. Paystub not in file and contract not executed.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	Depth of housing history XXXX years. Residual income of $XXXX	XXXX	Reviewer Comment (2024-05-13): Lender exception provided. Seller Comment (2024-05-09): UW and Management LOEs Reviewer Comment (2024-05-07): The paystub was not provided prior to Note date, this was not addressed on lender exception.. Reviewer Comment (2024-04-10): Lender exception with compensating factors. Seller Comment (2024-04-08): Exception Reviewer Comment (2024-04-04): Documentation provided does not meet guideline requirements as guidelines require copy of the executed contract. Seller Comment (2024-04-02): UW LOE # 2 and supporting documents			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing an Executed contract and offer and the first paystub dated prior to the Note date for the projected income of the co borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	Depth of housing history XXXX years. Residual income of $XXXX	XXXX	Reviewer Comment (2024-05-13): Lender exception provided, WVOE verified employment. Seller Comment (2024-05-09): UW and Management LOEs Reviewer Comment (2024-05-07): The paystub was not provided prior to Note date, this was not addressed on lender exception.. Reviewer Comment (2024-04-10): Lender exception with compensating factors.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file missing an Executed contract and offer and the first paystub dated prior to the Note date for the projected income of the co borrower.				Reviewer Comment (2024-05-14): Post close lender exception. Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception allowing for use of alternate documentation. Reviewer Comment (2024-05-13): Reopening to regrade. Reviewer Comment (2024-05-13): Lender exception provided. Seller Comment (2024-05-09): UW and Management LOEs Reviewer Comment (2024-05-07): The paystub was not provided prior to Note date, this was not addressed on lender exception.. Reviewer Comment (2024-04-10): Lender exception with compensating factors, system cleared.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Loan not eligible as Primary Wage Earner is not self employed, which is required for the bank statement program.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	Depth of housing history XXXX years. Residual income of $XXXX	XXXX	Reviewer Comment (2024-04-16): Lender exception with compensating factors. Seller Comment (2024-04-12): AUS only used for payment history. Please advise			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan file missing an Executed contract and offer and the first paystub dated prior to the Note date for the projected income of the co borrower.				Reviewer Comment (2024-05-13): Lender exception provided. Seller Comment (2024-05-09): UW and Management LOEs Reviewer Comment (2024-05-07): The paystub was not provided prior to Note date, this was not addressed on lender exception.. Reviewer Comment (2024-04-10): Lender exception with compensating factors, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107245		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2024-05-14): Post close lender exception provided. Reviewer Comment (2024-05-13): Regraded to EV2-B based on post-close lender exception allowing for alternate documentation.			XXXX	2		B		B		B		B		B	XXXX	CO	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107241		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided						Reviewer Comment (2024-03-20): Exception cleared. Seller Comment (2024-03-20): Operating Agreement and EIN - sole member Reviewer Comment (2024-03-20): Received Annual Report for Business Entity, however we required operating agreement or shareholder agreement to determine Ownership % of the Director, exception remains. Seller Comment (2024-03-19): Asset Docs	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107241		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio of 0.97 does not meet Guideline Debt Service Coverage Ratio of 1.00.				Reviewer Comment (2024-03-20): XXXX short term rental income used to determine DSCR. $XXXX projected annual rental income x 80% (per guidelines) = $XXXX/month gross rental income. DSCR is now 1.29 Seller Comment (2024-03-19): DSCR Calc and supporting XXXX docs	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107299		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has a disputed tradeline and a credit supplement showing the account has been resolved is not in file as required by guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	Lender Exception with Compensating Factors. Reserves are > guideline requirement of 12 months. FICO is 26 pts > than the guideline requirement.	XXXX	Reviewer Comment (2024-04-17): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107299		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Mortgage Broker Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-02): XXXX received LOX for rebuttal response lieu of valid COC and supporting rate lock also provided in the loan file. Seller Comment (2024-04-30): (Rate Lock) Cert provided for CIC Reviewer Comment (2024-04-24): XXXX received VCC however, the VCC available in the file dated XXXX for switching the compensation does not provide the reason for switching the plan. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Seller Comment (2024-04-23): (Rate Lock) CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107299		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing verification of the Borrower's business within 5 days of closing as required by guidelines.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided Reviewer Comment (2024-05-08): Document provided for verification of the Borrower's business is not dated within 5 days of closing as required by guidelines and does reference the borrower's business name. Seller Comment (2024-05-06): (Rate Lock) Letter provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	TN	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107299		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing verification of the Borrower's business within 5 days of closing as required by guidelines.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided Reviewer Comment (2024-05-08): Document provided for verification of the Borrower's business is not dated within 5 days of closing as required by guidelines and does reference the borrower's business name. Seller Comment (2024-05-06): (Rate Lock) Letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107299		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing verification of the Borrower's business within 5 days of closing as required by guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	Lender Exception with Compensating Factors. Reserves are > guideline requirement of 12 months. FICO is 26 pts > than the guideline requirement.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided Reviewer Comment (2024-05-08): Document provided for verification of the Borrower's business is not dated within 5 days of closing as required by guidelines and does reference the borrower's business name. Seller Comment (2024-05-06): (Rate Lock) Letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107299		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing verification of the Borrower's business within 5 days of closing as required by guidelines.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided Reviewer Comment (2024-05-08): Document provided for verification of the Borrower's business is not dated within 5 days of closing as required by guidelines and does reference the borrower's business name. Seller Comment (2024-05-06): (Rate Lock) Letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107299		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing verification of the Borrower's business within 5 days of closing as required by guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	Lender Exception with Compensating Factors. Reserves are > guideline requirement of 12 months. FICO is 26 pts > than the guideline requirement.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided Reviewer Comment (2024-05-08): Document provided for verification of the Borrower's business is not dated within 5 days of closing as required by guidelines and does reference the borrower's business name. Seller Comment (2024-05-06): (Rate Lock) Letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107253		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		POA ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Lender Exception with Compensating Factors. The DSCR of 1.17 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2024-04-29): Lender Exception with Compensating Factors. Seller Comment (2024-04-25): (Rate Lock) LOE provided Reviewer Comment (2024-04-25): Exception to use POA received. Exception states closing in an LLC however, Security instrument and Note only reflect the Borrower and not an LLC. Seller Comment (2024-04-23): (Rate Lock) LOE and exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107310		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-17): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-05-16): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107310	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	A Broker fee was added to the XXXXClosing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-23): XXXX received valid COC document.

Seller Comment (2024-05-21): (Rate Lock) LOE provided

Reviewer Comment (2024-05-21): XXXX received changed circumstance dated XXXX. But, it does not give sufficient information on reason for what impact and why the fee was requested to change from Lender paid to borrower paid. Also, the borrower's origination charges have increased with no noted change in terms/rate. Borrower typically would not request an increase to their costs without a valid reason. Please provide documentation of additional information related to borrower request and the fee was changing from lender paid to borrower paid. What information was received that required the change in the fee and when was that information received or Cure would be due to borrower.

Seller Comment (2024-05-20): (Rate Lock) This is an acceptable CIC as the changes state 'requested by consumer' with box checked. Please waive this.

Reviewer Comment (2024-05-20): XXXX received LOX for rebuttal response indicates that Revision requested by the consumer. But, there seems to be no supporting document in the loan file for the borrower request to change. Please provide valid COC with additional documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Other wise cure is required to borrower.

Seller Comment (2024-05-17): (Rate Lock) LOE provided

Reviewer Comment (2024-05-17): XXXX received LOE for changing the compensation plan on consumer request. However, documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc. required to re-baseline the fee.

																				Seller Comment (2024-05-16): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107310		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient cure provided at closing				Reviewer Comment (2024-05-23): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Provide Acknowledgment of the Fair Market Value executed by the Lender.				Reviewer Comment (2024-04-30): Document provided, system cleared. Seller Comment (2024-04-29): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (XXXX signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	B	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) XXXX Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing)	XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.	Evidence the Borrower was provided copy of Application 1 day prior to closing.				Reviewer Comment (2024-04-30): Document provided, system cleared. Seller Comment (2024-04-26): (Rate Lock) doc for final app provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	D	B	C	B	D	B	B	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-04-23): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	D	B	C	B	D	B	B	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Income documentation requirements not met due to Verification of Self-Employment not within 5 days of closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Reserves > guideline requirement. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors provided.

Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing CPA letter within 7 days of closing in lieu of SE VOE within 5 days.

Reviewer Comment (2024-05-10): Lender exception provided, verification of employment was not within required 5 days but was completed at 7 days.

Seller Comment (2024-05-10): (Rate Lock) Exception provided

Reviewer Comment (2024-04-30): Guidelines state for self employed Borrower's a VOE will be obtained within 5 days of closing.

Seller Comment (2024-04-26): (Rate Lock) LOE and CPA letter provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement		D	B	C	B	D	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to Verification of Self-Employment not within 5 days of closing.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing CPA letter within 7 days of closing in lieu of SE VOE within 5 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided Reviewer Comment (2024-04-30): Guidelines state for self employed Borrower's a VOE will be obtained within 5 days of closing. Seller Comment (2024-04-26): (Rate Lock) LOE and CPA letter provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	D	B	B	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are guideline deficiencies related to income doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors) due to Verification of Self-Employment not within 5 days of closing.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing CPA letter within 7 days of closing in lieu of SE VOE within 5 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided Reviewer Comment (2024-04-30): Guidelines state for self employed Borrower's a VOE will be obtained within 5 days of closing. Seller Comment (2024-04-26): (Rate Lock) LOE and CPA letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement		D	B	C	B	D	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk due to Verification of Self-Employment not within 5 days of closing.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing CPA letter within 7 days of closing in lieu of SE VOE within 5 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided Reviewer Comment (2024-04-30): Guidelines state for self employed Borrower's a VOE will be obtained within 5 days of closing. Seller Comment (2024-04-26): (Rate Lock) LOE and CPA letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement		D	B	C	B	D	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower has 2 nonmortgage collections totaling XXXX that are disputed and unresolved. The loan file does not evidence that these accounts have been paid/satisfied as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Reserves > guideline requirement. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-04-23): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement		D	B	C	B	D	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the Borrower's business within 5 days of closing as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. Reserves > guideline requirement. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-10): Lender exception provided, verification of employment was not within required 5 days but was completed at 7 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided Reviewer Comment (2024-04-30): Guidelines state for self employed Borrower's a VOE will be obtained within 5 days of closing. Seller Comment (2024-04-26): (Rate Lock) LOE and CPA letter provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement		D	B	C	B	D	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX	The loan file does not contain an appraisal transfer letter as lender on appraisal report differs from lender in loan file.				Reviewer Comment (2024-05-01): Meets transfer requirements per guidelines. Seller Comment (2024-04-29): (Rate Lock) Please waive as =this is not a requirement, documents meet the appraisal transfer requirements listed in guidelines.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement		D	B	C	B	D	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107290	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.	Reviewer Comment (2024-05-10): Lender signed XXXX, XXXX label and LOE to borrower provided.

Reviewer Comment (2024-05-10): This exception is related to the lender's signature.  The document provided does not have the lender's signature.

Seller Comment (2024-05-10): (Rate Lock) This was delivered to the borrower XXXX please clear

Reviewer Comment (2024-05-06): Escalated for review.

Seller Comment (2024-05-02): (Rate Lock) Cert for XXXX

Reviewer Comment (2024-05-01): Prior exception was cleared for lender not signing the document. Current exception is for the document not being signed by lender at or before closing as lender signature date is XXXX.

Seller Comment (2024-04-30): (Rate Lock) Documents with LOE provided and previous condition cleared
																						XXXX		2		B		B		B		B		B	XXXX	TX	Primary	Refinance - Cash-out - Home Improvement	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	B	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/XXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-05-07): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-05-06): (Rate Lock) Cert provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide clarification of the source of deposits into account XXXX. Information on the XXXX payments from XXXX required to verify deposit are business related.				Reviewer Comment (2024-05-21): Letter of explanation for source of XXXX payment into business account provided Seller Comment (2024-05-17): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.58238% exceeds Guideline total debt ratio of 45.00000%.	FTHB requires a DTI of >=45%. Borrower's DTI is over 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-08): Lender exception with compensating factors. Seller Comment (2024-05-06): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 16.37 is less than Guideline PITIA months reserves of 18.00.	FTHB requires an additional 6 months of reserves, totaling 18 months. Borrower short reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-04-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		FTHB requires an additional 6 months of reserves, totaling 18 months. Borrower short reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-04-30): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are guideline deficiencies related to income and/or asset doc requirements since FTHB requires an additional 6 months of reserves, totaling 18 months. Borrower short reserves and missing Business Narrative.				Reviewer Comment (2024-04-30): Lender Exception with Compensating Factors provided. System cleared after Credit downgrade and waive.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match due to excessive DTI and insufficient reserves.				Reviewer Comment (2024-05-08): Lender exception provided, system cleared. Seller Comment (2024-05-06): (Rate Lock) Exception provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	NJ	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan failing one or more guideline components due to excessive DTI and insufficient reserves.				Reviewer Comment (2024-05-08): Lender exception, system cleared. Seller Comment (2024-05-06): (Rate Lock) Exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.58238% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	FTHB requires a DTI of >=45%. Borrower's DTI is over 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-08): Lender exception with compensating factors. Seller Comment (2024-05-06): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Provide verification of correct address. Binder does not reflect same city as the Note. Correct the document that is incorrect.				Reviewer Comment (2024-05-17): XXXX Zip search reflects both addresses are correct. Seller Comment (2024-05-17): (Rate Lock) HOI with acceptable city provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: 03/2XXXX24	Provide verification of correct address. Appraisal does not reflect same city as the Note. Correct the document that is incorrect.				Reviewer Comment (2024-05-16): Updated appraisal provided. Seller Comment (2024-05-15): (Rate Lock) corrected appraisal provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Provide verification of correct address. Appraisal does not reflect same city as the Note. Correct the document that is incorrect.				Reviewer Comment (2024-05-16): Updated appraisal provided. Seller Comment (2024-05-15): (Rate Lock) corrected appraisal provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107315		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Business Narrative	Business Narrative missing from the loan file.				Reviewer Comment (2024-05-08): Document provided, exception cleared. Seller Comment (2024-05-06): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-04-26): E-Sign Consent Agreement provided and associated. Exception cleared Seller Comment (2024-04-26): (Rate Lock) E-Consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7520)	Valid Change Circumstance Not Provided				Reviewer Comment (2024-04-29): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception Seller Comment (2024-04-26): (Rate Lock) LE and LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments.				Reviewer Comment (2024-04-30): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-04-26): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Updates made to the appraisal in file. Missing delivery of the appraisal dated XXXX to the Borrower and a copy of the report delivered to the borrower XXXX.				Reviewer Comment (2024-05-01): Delivery of report provided and copy of prior report, system cleared. Seller Comment (2024-04-30): (Rate Lock) docs provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Missing letter from CPA and/or Borrower indicating withdrawal of business funds will not have a negative impact on the business operations as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors.

Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE and CFA in lieu of CPA letter provided

Reviewer Comment (2024-04-30): Provided explanation letter is not signed and dated. Require executed document. Exception Remains.

Seller Comment (2024-04-29): (Rate Lock) Guideline update from XXXX allows for 10 days of closing and UW to provide CFA stating no negative impact on business

Reviewer Comment (2024-04-29): Document for withdrawal of funds provided by UW on file. Guidelines state: A signed letter from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.

																				Seller Comment (2024-04-26): (Rate Lock) Business funds LOE and SE VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the Borrower's business within 5 days of closing and a CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations as required by guidelines.	Reviewer Comment (2024-05-16): Post close lender exception provided.

Reviewer Comment (2024-05-15): Related exceptions downgraded to EV2-B.  Loan Designation would remain ATR Risk based on the post close lender exception using the alternate documentation in lieu of the VOE.

Seller Comment (2024-05-14): (Rate Lock) Doc provided

Reviewer Comment (2024-05-13): Exception received for withdrawal of funds. Please confirm as lender exception states CPA letter is date within 6 days of closing and the CPA letter is dated within 13 days. There is a third party verification in file that is dated within 6 days of closing.

Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE and CFA in lieu of CPA letter provided

Reviewer Comment (2024-05-01): Guidelines available at time of review 2.22.2024 state requirements of verification of the Borrower's business within 5 days of closing and a CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations.

Seller Comment (2024-04-29): (Rate Lock) Guideline update from XXXX allows for 10 days of closing and UW to provide CFA stating no negative impact on business

Reviewer Comment (2024-04-29): Verification provided is dated within 6 days of closing. Document for withdrawal of funds provided by UW on file. Guidelines state: A signed letter from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.

																				Seller Comment (2024-04-26): (Rate Lock) Business funds LOE and SE VOE provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the Borrower's business within 5 days of closing and a CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations as required by guidelines.	Reviewer Comment (2024-05-16): Post close lender exception provided.

Seller Comment (2024-05-14): (Rate Lock) Doc provided

Reviewer Comment (2024-05-13): Exception received for withdrawal of funds. Please confirm as lender exception states CPA letter is date within 6 days of closing and the CPA letter is dated within 13 days. There is a third party verification in file that is dated within 6 days of closing.

Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing.

Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE and CFA in lieu of CPA letter provided

Reviewer Comment (2024-05-01): Guidelines available at time of review XXXX state requirements of verification of the Borrower's business within 5 days of closing and a CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations.

Seller Comment (2024-04-29): (Rate Lock) Guideline update from XXXX allows for 10 days of closing and UW to provide CFA stating no negative impact on business

Reviewer Comment (2024-04-29): Verification provided is dated within 6 days of closing. Document for withdrawal of funds provided by UW on file. Guidelines state: A signed letter from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.

																				Seller Comment (2024-04-26): (Rate Lock) Business funds LOE and SE VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the Borrower's business within 5 days of closing and a CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations as required by guidelines.	Reviewer Comment (2024-05-16): Post close lender exception provided.

Seller Comment (2024-05-14): (Rate Lock) Doc provided

Reviewer Comment (2024-05-13): Exception received for withdrawal of funds. Please confirm as lender exception states CPA letter is date within 6 days of closing and the CPA letter is dated within 13 days. There is a third party verification in file that is dated within 6 days of closing.

Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing.

Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE and CFA in lieu of CPA letter provided

Reviewer Comment (2024-05-01): Guidelines available at time of review XXXX state requirements of verification of the Borrower's business within 5 days of closing and a CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations.

Seller Comment (2024-04-29): (Rate Lock) Guideline update from XXXX allows for 10 days of closing and UW to provide CFA stating no negative impact on business

Reviewer Comment (2024-04-29): Verification provided is dated within 6 days of closing. Document for withdrawal of funds provided by UW on file. Guidelines state: A signed letter from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.

																				Seller Comment (2024-04-26): (Rate Lock) Business funds LOE and SE VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The loan file is missing a CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors.

Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE and CFA in lieu of CPA letter provided

Reviewer Comment (2024-04-30): A CPA and/or Borrower letter indicating withdrawal of business funds will not have a negative impact on business operations as required by guidelines, as the provided document is from underwriter exception remains.

Seller Comment (2024-04-29): (Rate Lock) Guideline update from XXXX allows for 10 days of closing and UW to provide CFA stating no negative impact on business

Reviewer Comment (2024-04-29): Document for withdrawal of funds provided by UW on file. Guidelines state: A signed letter from a CPA or Borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.

Seller Comment (2024-04-26): (Rate Lock) Business funds LOE and SE VOE provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing a verification of the Borrower's business within 5 days of closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-16): Post close lender exception provided.

Seller Comment (2024-05-14): (Rate Lock) Doc provided

Reviewer Comment (2024-05-13): Please confirm as lender exception states CPA letter is date within 6 days of closing and the CPA letter is dated within 13 days. There is a third party verification in file that is dated within 6 days of closing.

Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing.

Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE and CFA in lieu of CPA letter provided

Reviewer Comment (2024-04-30): Verification of business is required to be within 5 days of closing, the guideline updated which allows to accept the document within 10 days of closing is after the note date, exception remains.

Seller Comment (2024-04-29): (Rate Lock) Guideline update from XXXX allows for 10 days of closing

Reviewer Comment (2024-04-29): Verification provided is dated within 6 days of closing.

																				Seller Comment (2024-04-26): (Rate Lock) SE VOE and LOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the Borrower's business within 5 days of closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-16): Post close lender exception provided.

Seller Comment (2024-05-14): (Rate Lock) Doc provided

Reviewer Comment (2024-05-13): Please confirm as lender exception states CPA letter is date within 6 days of closing and the CPA letter is dated within 13 days. There is a third party verification in file that is dated within 6 days of closing.

Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing.

Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE and CFA in lieu of CPA letter provided

Reviewer Comment (2024-04-30): Verification of business is required to be within 5 days of closing, the guideline updated which allows to accept the document within 10 days of closing is after the note date, exception remains.

Seller Comment (2024-04-29): (Rate Lock) Guideline update from XXXX allows for 10 days of closing

Reviewer Comment (2024-04-29): Verification provided is dated within 6 days of closing.

Seller Comment (2024-04-26): (Rate Lock) SE VOE and LOE provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107331		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient cure provided at closing				Reviewer Comment (2024-04-29): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-10): Delivery provided, system cleared. Seller Comment (2024-05-08): Appraisal Tracking attached	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report missing from file				Reviewer Comment (2024-05-06): Received Fraud report, hence cleared the exception Seller Comment (2024-05-04): Sent XXXX Report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaryXXXX					Reviewer Comment (2024-05-10): Delivery provided, system cleared. Seller Comment (2024-05-08): Appraisal Tracking attached	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Reviewer Comment (2024-05-23): Exception cleared as revised appraisal provided to Borrower.

Seller Comment (2024-05-21): The appraisal was received XXXX, however corrections were made and only the corrected appraisal dated XXXX was sent to the borrower.

Per ECOA 14(a)(1)-7 - 7. Multiple versions of appraisals or valuations. For purposes of § 1002.14(a)(1), the reference to “all” appraisals and other written valuations does not refer to all versions of the same appraisal or other valuation. If a creditor has received multiple versions of an appraisal or other written valuation, the creditor is required to provide only a copy of the latest version received. If, however, a creditor already has provided a copy of one version of an appraisal or other written valuation to an applicant, and the creditor later receives a revision of that appraisal or other written valuation, then the creditor also must provide the applicant with a copy of the revision to comply with § 1002.14(a)(1). If a creditor receives only one version of an appraisal or other valuation that is developed in connection with the applicant's application, then that version must be provided to the applicant to comply with § 1002.14(a)(1).
Reviewer Comment (2024-05-10): Tracking provided for XXXX4 report and CDA. Appraisal was updated on XXXXPlease provide delivery of the XXXX report to Borrower within 3 business days prior to closing.

																				Seller Comment (2024-05-08): Appraisal Tracking attached	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain the donor's ability's to provide funds as 60 days source seasoning required for gifts of XXXX				Reviewer Comment (2024-05-06): Documentation provided, exception cleared. Seller Comment (2024-05-02): The $XXXX and two $XXXX gifts were backed out of the available funds due to not being able to obtain the donor's bank statements. See attached supporting documents.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CT	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain the donor's ability's to provide funds as 60 days source seasoning required for gifts of $XXXX				Reviewer Comment (2024-05-06): Documentation provided, exception cleared. Seller Comment (2024-05-02): The XXXX and two $XXXX gifts were backed out of the available funds due to not being able to obtain the donor's bank statements. See attached supporting documents.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain the donor's ability's to provide funds as 60 days source seasoning required for gifts of XXXX				Reviewer Comment (2024-05-06): Documentation provided, exception cleared. Seller Comment (2024-05-02): The $XXXX and two $XXXX gifts were backed out of the available funds due to not being able to obtain the donor's bank statements. See attached supporting documents.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain the donor's ability's to provide funds as 60 days source seasoning required for gifts of XXXX				Reviewer Comment (2024-05-03): Exception cleared. Received explanation letter and Gift funds backed out. Seller Comment (2024-05-02): The $XXXX and two $XXXX gifts were backed out of the available funds due to not being able to obtain the donor's bank statements. See attached supporting documents.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The loan file does not contain the donor's ability's to provide funds as 60 days source seasoning required for gifts ofXXXX				Reviewer Comment (2024-05-06): Funds removed for closing, exception cleared. Seller Comment (2024-05-02): The $XXXX and two $XXXX gifts were backed out of the available funds due to not being able to obtain the donor's bank statements. See attached supporting documents.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The loan file does not contain the donor's ability's to provide funds as 60 days source seasoning required for gifts of XXXX				Reviewer Comment (2024-05-06): Funds removed for closing, exception cleared. Seller Comment (2024-05-02): The $XXXX and two $XXXX gifts were backed out of the available funds due to not being able to obtain the donor's bank statements. See attached supporting documents.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107218		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The DTI is >45% and the loan file does not contain a residual income worksheet as required by guidelines.				Reviewer Comment (2024-05-03): Residual income worksheet received and associated .Exception cleared Seller Comment (2024-05-02): See attached Residual Income Worksheet.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	CT	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.73 is less than Guideline PITIA months reserves of 12.00.	Assets were insufficient to satisfy the PITI reserve requirement.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-22): Lender Exception with Compensating Factors. Seller Comment (2024-05-20): (Rate Lock) SE VOE and loe, and exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX	The LE dated XXXXwas electronically signed and the E-sign disclosure wasn't provided untilXXXX				Reviewer Comment (2024-05-21): XXXX received updated E-sign Consent agreement with eConsent accepted by borrower on XXXX. Seller Comment (2024-05-20): (Rate Lock) E-Consent provided from XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-21): XXXX received updated E-sign Consent agreement prior to the date of valid COC and eConsent accepted by borrower on XXXX. Seller Comment (2024-05-20): (Rate Lock) CIC completed with appraisal increase provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation mismatch due to Reserve not met as per Guideline and the loan file is missing a verification of the borrower's business within 10 business days of closing.				Reviewer Comment (2024-05-22): Documents received, system cleared. Seller Comment (2024-05-20): (Rate Lock) SE VOE and loe, and exception provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	WA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Assets were insufficient to satisfy the PITI reserve requirement and the loan file is missing a verification of the borrower's business within 10 business days of closing.				Reviewer Comment (2024-05-22): Documents received, system cleared. Seller Comment (2024-05-20): (Rate Lock) SE VOE and loe, and exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a verification of the Borrower's business within 10 business days of closing as required by guidelines and the loan file is short required 12 months reserves.				Reviewer Comment (2024-05-22): Documents received, system cleared. Seller Comment (2024-05-20): (Rate Lock) SE VOE and loe, and exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a verification of the Borrower's business within 10 business days of closing as required by guidelines.				Reviewer Comment (2024-05-21): Verified on XXXX through business permit valid through XXXX and store search. Exception cleared. Seller Comment (2024-05-20): (Rate Lock) SE VOE and loe, and exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107317		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXXX Third Party Verification	The loan file does not contain a verification of the Borrower's business within 10 business days of closing as required by guidelines.				Reviewer Comment (2024-05-21): Verified onXXXX through business permit valid through XXXXand store search. Exception cleared. Seller Comment (2024-05-20): (Rate Lock) SE VOE and loe, and exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Borrower has not been Self-Employed for two years as required within the Guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed minimum guideline requirement by at least 4 months. DTI is 10% < than guideline requirement. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-04-30): Lender exception with compensating factors. Seller Comment (2024-04-26): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Borrower has not been Self-Employed for two years, missing evidence Business funds used in closing will not have a negative impact on the Borrower's business, and borrower has not met the Tradeline minimum as required within the Guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed minimum guideline requirement by at least 4 months. DTI is 10% < than guideline requirement. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-04-30): Lender exception with compensating factors. Seller Comment (2024-04-26): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		At least two tradelines reporting for a minimum of 24 months, with activity in the last 12 months was not met within the loan file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed minimum guideline requirement by at least 4 months. DTI is 10% < than guideline requirement. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-04-30): Lender exception with compensating factors. Seller Comment (2024-04-26): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a Letter from the Borrower or CPA verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed minimum guideline requirement by at least 4 months. DTI is 10% < than guideline requirement. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-05-09): Lender exception provided to use the cash flow instead of the required CPA letter or letter from the borrower to support use of business assets. Seller Comment (2024-05-08): (Rate Lock) Exception for income calc in lieu of CPA letter			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Borrower has not been Self-Employed for two years, missing evidence Business funds used in closing will not have a negative impact on the Borrower's business, and borrower has not met the Tradeline minimum as required within the Guidelines.				Reviewer Comment (2024-05-09): Lender exception provided. Seller Comment (2024-05-08): (Rate Lock) Exception for income calc in lieu of CPA letter Reviewer Comment (2024-04-30): Lender exception received for SE two years and tradelines. Missing a signed letter from a CPA or borrower verifying that the withdrawal of funds for the transaction will not have a negative impact on the business to clear exception. Seller Comment (2024-04-26): (Rate Lock) Exception provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	WA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Borrower has not been Self-Employed for two years, missing evidence Business funds used in closing will not have a negative impact on the Borrower's business, and borrower has not met the Tradeline minimum as required within the Guidelines.				Reviewer Comment (2024-05-09): Lender exception provided. Seller Comment (2024-05-08): (Rate Lock) Exception for income calc in lieu of CPA letter Reviewer Comment (2024-04-30): Lender exception received for SE two years and tradelines. Missing a signed letter from a CPA or borrower verifying that the withdrawal of funds for the transaction will not have a negative impact on the business to clear exception. Seller Comment (2024-04-26): (Rate Lock) Exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Borrower has not been Self-Employed for two years, missing evidence Business funds used in closing will not have a negative impact on the Borrower's business, and borrower has not met the Tradeline minimum as required within the Guidelines.				Reviewer Comment (2024-05-09): Lender exception provided. Seller Comment (2024-05-08): (Rate Lock) Exception for income calc in lieu of CPA letter Reviewer Comment (2024-04-30): Lender exception received for SE two years and tradelines. Missing a signed letter from a CPA or borrower verifying that the withdrawal of funds for the transaction will not have a negative impact on the business to clear exception. Seller Comment (2024-04-26): (Rate Lock) Exception provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXXX	The loan file is missing a copy of the Borrower's permanent resident alien card.				Reviewer Comment (2024-04-30): Letter of explanation provided stating Borrower is a US citizen. Exception cleared Seller Comment (2024-04-26): (Rate Lock) LOE provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. (73109)	The Mortgage Broker Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-14): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-05-13): (Rate Lock) Docs provided to clear

Reviewer Comment (2024-05-02): XXXX received LOE, but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased `and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-04-30): (Rate Lock) Cert provided

Reviewer Comment (2024-04-29): XXXX didn't received any LOE regarding why the broker fee increased. Please provide valid COC with sufficient information on why the fee was increased or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-04-26): (Rate Lock) LOE provided
																						XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107312		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The loan file is missing a copy of the Borrower's permanent resident alien card.				Reviewer Comment (2024-04-30): Letter of explanation provided stating Borrower is a US citizen. Exception cleared Seller Comment (2024-04-26): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107249		XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Credit history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX Credit history reflects a total of 3 reported late payments.	Borrower has 1 consumer late in the past 12 months. XXXX one 30 day late in MXXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of guideline requirements.	XXXX	Reviewer Comment (2024-05-21): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107249		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Document to verify identification is missing from the file.				Reviewer Comment (2024-05-23): Received Driving License, information verified. Exception Cleared. Seller Comment (2024-05-22): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	No selection was made for whether the loan allows Partial Payments.				Reviewer Comment (2024-05-03): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-01): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107332		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet tradeline requirements of at least 3 tradelines reporting for a minimum of 12 months with activity in the last 12 months or at least 2 tradelines reporting for a minimum of 24 months with activity in the last 12 months as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	FICO >34 points from guideline minimum.	XXXX	Reviewer Comment (2024-05-03): Lender exception with compensating factors. Seller Comment (2024-05-01): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing the CPA Letter to be used in lieu of the SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing the CPA Letter to be used in lieu of the SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107332		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	FICO >34 points from guideline minimum.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing the CPA Letter to be used in lieu of the SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107332		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous	FICO >34 points from guideline minimum.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing the CPA Letter to be used in lieu of the SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107332		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a verification of the Borrower's business within 5 days of closing as required by guidelines.				Reviewer Comment (2024-05-10): Lendr exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception allowing the CPA Letter to be used in lieu of the SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Docs provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107338		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-04-25): E-sign Consent Agreement received and updated. Exception cleared Seller Comment (2024-04-24): (Rate Lock) E-Consent provide	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-04-22): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107338	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXis under disclosed by $XXXX compared to the calculated Finance Charge of $XXXX which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX	Loan Calculations: Final Closing Disclosure provided on XXXXdisclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX2 is under disclosed by $XXXX compared to the calculated Finance Charge of $XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX	Reviewer Comment (2024-05-21): Lender provided an estimated settlement statement from the settlement agent dated XXXX, the same date as the final CD at consummation which supports that the disclosure was made based on the best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information. On XXXX, creditor received an updated settlement reflecting an increase in fees paid to a third-party provider selected by the borrower that occurred subsequent to the disclosure at consummation (not fees lender had control of or should have reasonably been aware of at the time of disclosure at consummation). Accordingly, based on sufficient documentation in loan file, Finance charge and TOP exceptions cleared pursuant to 026.19(f)(1)(2) and 1026.17(c)(e)
Reviewer Comment (2024-05-03): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXXX is under disclosed by $XXXX compared to the calculated Finance Charge of $XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX
Reviewer Comment (2024-04-25): XXXX received rebuttal that compliance report was a pass.  XXXX has calculated the finance charge was underdisclosed over tolerance at $XXXX.  The following fees were included in calculation: XXXX $XXXX, Origination $XXXX, prepaid int $XXXX, tax servcie $XXXX, title-archive $XXXX, Title-courier $XXXX, Title-tie in XXXX, title-recording service $XXXX, Title-settlement closing $XXXX, Title-subescrow $XXXX, title-wire $XXXX & verification fee $XXXX.
																				Seller Comment (2024-04-25): (Rate Lock) Compliance from XXXX showing as a pass for finance charges and total payments	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107338		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Final Closing Disclosure did not check "partial payments" on page 4				Reviewer Comment (2024-04-25): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-04-24): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107338	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX. The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXXcompared to the calculated total of payments of $XXXX8 which exceeds the XXXX threshold. (Final/XXXX	Loan Calculations: Final Closing Disclosure provided on XXXX4 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold.	Reviewer Comment (2024-05-21): Lender provided an estimated settlement statement from the settlement agent dated XXXX, the same date as the final CD at consummation which supports that the disclosure was made based on the best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information. On XXXX creditor received an updated settlement reflecting an increase in fees paid to a third-party provider selected by the borrower that occurred subsequent to the disclosure at consummation (not fees lender had control of or should have reasonably been aware of at the time of disclosure at consummation). Accordingly, based on sufficient documentation in loan file, Finance charge and TOP exceptions cleared pursuant to 026.19(f)(1)(2) and 1026.17(c)(e)
Reviewer Comment (2024-05-03): EXCEPTION HISTORY - Exception Detail was updated on 0XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 0XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX).  The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (FinalXXXX
Reviewer Comment (2024-04-25): XXXX received rebuttal that compliance received pass.  However, Final CD Section D total reflects as $XXXX and the 4XXXX Corrected CD, which is final for fees, reflects section D total of  $XXXX.  This reflects increase in costs of $XXXX which is over tolerance and for which full underdisclosure amount must be cured to borrower.  Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $XXXX and proof of mailing.
Seller Comment (2024-04-25): (Rate Lock) Compliance fromXXXX showing as a pass for finance charges and total payments
																				Seller Comment (2024-04-25): (Rate Lock) LOE and compliance provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107338		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: XXXX	City variance XXXX				Reviewer Comment (2024-05-22): Tax Cert reflects XXXX, XXXX when XXXX is entered, XXXX is retrieved, these are interchangeable. Seller Comment (2024-05-21): (Rate Lock) Title Legal and tax cert both reflect 'XXXX' this is the correct address. Reviewer Comment (2024-05-17): Provide evidence XXXX is the correct address. XXXX reflects the address is XXXX. Seller Comment (2024-05-17): (Rate Lock) doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107302		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		There are 15 Overdrafts in the past 12 months listed on the Bank statements. The loan is missing third party verification of the business within 5 days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Seller Comment (2024-05-10): (Rate Lock) Exception provided Reviewer Comment (2024-04-30): CPA letter provided is not within 5 days of closing exception remains. Seller Comment (2024-04-26): (Rate Lock) VOE and exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107302		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	A Verification of Employment was not provided within 5 days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Seller Comment (2024-05-10): (Rate Lock) Exception provided Reviewer Comment (2024-04-30): CPA letter provided is not within 5 days of closing exception remains. Seller Comment (2024-04-26): (Rate Lock) VOE and exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107302		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Credit supplement not obtained to remove disputed account from credit report.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-04-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107302		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Bank statements reflect excessive NSFs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-04-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107302		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan is a Non-Arms Length Loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-04-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107303		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent date is not provided.				Reviewer Comment (2024-05-06): Received E-Sign Consent Agreement, hence cleared the exception Seller Comment (2024-05-03): (Rate Lock) E-consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107303		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of Employment within 5 days of closing is not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107303		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to Verification of the Borrower's business within 5 days of closing is not provided.				Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CO	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107303		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of the Borrower's business within 5 days of closing is not provided.				Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107303		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Verification of the Borrower's business within 5 days of closing is not provided.				Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days. Seller Comment (2024-05-10): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CO	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107289		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent document missing in file.				Reviewer Comment (2024-05-10): Disclosure provided. Seller Comment (2024-05-10): (Rate Lock) E-Consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107289	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Appraisal Desk Review Fee was last disclosed as $0.00 on initial Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include XXXX.	Reviewer Comment (2024-05-16): XXXX received VCC dated 04/16.
Seller Comment (2024-05-15): (Rate Lock) LOE provided
Reviewer Comment (2024-05-15): XXXX received LOE, but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
Seller Comment (2024-05-14): (Rate Lock) Docs provided
Reviewer Comment (2024-05-14): XXXX COC dated XXXX available in file, but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
Seller Comment (2024-05-13): (Rate Lock) CIC from 4/16 provided showing re-disclosed desk review fee
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107289		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $XXXX is less than AUS required disposable income of $XXXX		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline requirements by 4 months. FICO exceeds guideline requirements by 40 points.	XXXX	Reviewer Comment (2024-05-07): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107289		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has been self employed <2 years with only having a one year and two months history. Guidelines require a 2 year history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guideline requirements by 4 months. FICO exceeds guideline requirements by 40 points.	XXXX	Reviewer Comment (2024-05-07): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107323		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		Borrower does not meet the requirements of at least three (3) tradelines reporting for a minimum of 12 months, with activity in the last 12 months, or at least two (2) tradelines reporting for a minimum of 24 months, with activity in the last 12 months.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO > 40 points of guideline requirements.	XXXX	Reviewer Comment (2024-05-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107323	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	A Broker fee was added to the XXXX Closing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-21): XXXX received LOE and rate lock document suffice.
Seller Comment (2024-05-20): (Rate Lock) Fee was changed, as per LOE, because it is variable and borrower wanted to proceed with changing to BPC.
Reviewer Comment (2024-05-20): XXXX received LOE & Changed Circumstance dated XXXX, but it does not give sufficient information on why the fee was changed to borrower paid.  In order to determine if the changed circumstance is valid more information is necessary on reason fee changed to borrower paid and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
Seller Comment (2024-05-17): (Rate Lock) The LO submitted the CIC on behalf of the borrower; this is an acceptable CIC. Please waive.
Reviewer Comment (2024-05-17): XXXX received LOX and Changed circumstance dated XXXX. but it does not give sufficient information on what information was received that required to changed the fee from LPC to BPC. Also, provided COC indicates revision requested by consumer. But, there seems to be no supporting document in the loan file for the borrower request to change. Please provide Valid COC with supporting documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Other wise cure is required to borrower.
																				Seller Comment (2024-05-16): (Rate Lock) Cert provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107323		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV for first time homebuyer living rent free is 80%. Subject loan is at 85% LTV.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO > 40 points of guideline requirements.	XXXX	Reviewer Comment (2024-05-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107323		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max LTV for first time homebuyer living rent free is 80%. Subject loan is at 85% LTV.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO > 40 points of guideline requirements.	XXXX	Reviewer Comment (2024-05-14): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107323		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Provide all appraisals and evidence they were all sent to the borrower at least 3 days prior to closing. The disclosure provided had the borrower's initials on the line that indicated the borrower had not received the appraisal 3 days prior to closing.				Reviewer Comment (2024-05-17): Lender acknowledges exception. Seller Comment (2024-05-16): (Rate Lock) Acknowledged please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107311		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 78.62118% exceeds Guideline combined loan to value percentage of 70.00000%.	Two community second liens attached to the property. Missing terms of the liens and balances. Max CLTV for program is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves > 4 months of guideline requirement.	XXXX	Reviewer Comment (2024-05-07): Lender exception with compensating factors. Seller Comment (2024-05-03): (Rate Lock) Provided exception			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	OR	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107311		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan has two subordinating community second liens which are not allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves > 4 months of guideline requirement.	XXXX	Reviewer Comment (2024-05-07): Lender exception with compensating factors. Seller Comment (2024-05-03): (Rate Lock) Provided exception			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	OR	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107324		XXXX	XXXX	XXXX	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Provide Appraisal sent to Borrower on XXXX				Reviewer Comment (2024-05-09): Documentation provided, exception cleared. Seller Comment (2024-05-08): (Rate Lock) Delivery log provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OR	Investment	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Missing copy of the Co-Borrower's permanent resident alien card.				Reviewer Comment (2024-05-23): Received Permanent Resident Alien Card, hence cleared the exception Seller Comment (2024-05-22): (Rate Lock) ID provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Only 10 months bank statements provided for account used for qualification, new account opened 10 months ago.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. FICO 733	XXXX	Reviewer Comment (2024-05-14): XXXX Reviewer Comment (2024-05-07): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business, Third Party Verification	Only 10 months bank statements provided for account used for qualification, new account opened 10 months ago.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. FICO 733	XXXX	Reviewer Comment (2024-05-14): Lender exception with compensating factors. Reviewer Comment (2024-05-14): ... Reviewer Comment (2024-05-14): .... Reviewer Comment (2024-05-07): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Missing REO 2nd lien P&I Statement.				Reviewer Comment (2024-05-21): Exception cleared. Received document and updated accordingly. Seller Comment (2024-05-21): (Rate Lock) All docs provided Reviewer Comment (2024-05-14): Statement provided is for the first lien. Please provide statement for the 2nd lien. Seller Comment (2024-05-14): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinalXXXX	Partial Payments data is blank on closing disclosure.				Reviewer Comment (2024-06-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-05): (Rate Lock) provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of XXXX. (9300)	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit of XXXX				Reviewer Comment (2024-05-15): COC provided Seller Comment (2024-05-14): (Rate Lock) CIC for rate change provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a third party verification of the Borrower's business within 10 business days of closing, Missing statement for the second lien on the borrower's REO property, and missing an executed gift letter.	Reviewer Comment (2024-06-10): Lender exception with compensating factors.
Reviewer Comment (2024-06-10): Exception provided.
Seller Comment (2024-06-07): (Rate Lock) Updated exception provided
Seller Comment (2024-06-06): (Rate Lock) This is consistent with all other SE VOE exception requests. Please clear.
Reviewer Comment (2024-06-05): The lender exception is not clear as to what the guideline requirement is that is being exceptioned for.  Self-Employed VOE 14 business days prior from closing does not identify the guideline requirement and does not describe what was presented in lieu of this requirement.
Reviewer Comment (2024-06-05): Regraded to EV2-B based on post-close lender exception.
Seller Comment (2024-05-29): (Rate Lock) LOE provided
Reviewer Comment (2024-05-23): Missing statement, note or CD, etc reflecting payment for second lien on the REO property.
Seller Comment (2024-05-21): (Rate Lock) All docs provided
Reviewer Comment (2024-05-14): Lender exception received for bank statements. Statement provided for the REO is for the first mortgage. Please provide statement for the 2nd lien. Missing verification of the Borrower's business within 10 business days of closing. Gift letter provided.
																				Seller Comment (2024-05-14): (Rate Lock) Gift and REO provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a third party verification of the Borrower's business within 10 business days of closing, Missing statement for the second lien on the borrower's REO property, and missing an executed gift letter.	Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors. Per CHD

Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors.

Reviewer Comment (2024-06-05): Regraded to EV2-B based on post-close lender exception.

Seller Comment (2024-05-29): (Rate Lock) LOE provided

Reviewer Comment (2024-05-23): Missing statement, note or CD, etc reflecting payment for second lien on the REO property.

Seller Comment (2024-05-21): (Rate Lock) All docs provided

Reviewer Comment (2024-05-14): Lender exception received for bank statements. Statement provided for the REO is for the first mortgage. Please provide statement for the 2nd lien. Missing verification of the Borrower's business within 10 business days of closing. Gift letter provided.

Seller Comment (2024-05-14): (Rate Lock) Gift and REO provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a third party verification of the Borrower's business within 10 business days of closing, Missing statement for the second lien on the borrower's REO property, and missing an executed gift letter.	Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors. Per CHD

Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors.

Reviewer Comment (2024-06-05): Regraded to EV2-B based on post-close lender exception.

Seller Comment (2024-05-29): (Rate Lock) LOE provided

Reviewer Comment (2024-05-23): Missing statement, note or CD, etc reflecting payment for second lien on the REO property.

Seller Comment (2024-05-21): (Rate Lock) All docs provided

Reviewer Comment (2024-05-14): Lender exception received for bank statements. Statement provided for the REO is for the first mortgage. Please provide statement for the 2nd lien. Missing verification of the Borrower's business within 10 business days of closing. Gift letter provided.

Seller Comment (2024-05-14): (Rate Lock) Gift and REO provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing an executed gift letter for the XXXX in gift funds received at closing.				Reviewer Comment (2024-05-14): Gift letter provided, exception cleared. Seller Comment (2024-05-14): (Rate Lock) Gift provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing a third party verification of the Borrower's business within 10 business days of closing, Missing statement for the second lien on the borrower's REO property. Only 10 months of bank statements were provided, when 12 are required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. FICO 733	XXXX	Reviewer Comment (2024-06-05): Lender Exception with Compensating Factors.

Seller Comment (2024-05-29): (Rate Lock) LOE provided

Reviewer Comment (2024-05-23): Missing statement, note or CD, etc reflecting payment for second lien on the REO property.

Seller Comment (2024-05-21): (Rate Lock) All conditions for this have been cleared. Please clear as well

Reviewer Comment (2024-05-21): Missing a third-party verification of the Borrower's business within 10 business days of closing, Missing statement for the second lien on the borrower's REO property. Only 10 months of bank statements were provided. Exception Remains.

Seller Comment (2024-05-21): (Rate Lock) All docs provided

Reviewer Comment (2024-05-14): Lender exception received for bank statements. Statement provided for the REO is for the first mortgage. Please provide statement for the 2nd lien. Missing verification of the Borrower's business within 10 business days of closing.

Seller Comment (2024-05-14): (Rate Lock) Gift and REO provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107335		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The loan file is missing an executed gift letter for the gift funds of $XXXX received at closing.				Reviewer Comment (2024-05-14): Gift letter provided, exception cleared. Seller Comment (2024-05-14): (Rate Lock) Gift provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107251		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception with compensating factors for borrower does not own their primary and there is no primary mortgage tradeline present.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107251		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is Living Rent Free. The Lender Exception within the loan file is approved with compensating factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-03): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107251		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The borrower must have authority to access and withdraw funds for personal use (borrower or all borrowers combined must own 100% of the business) OR shared ownership requires an access letter from the partners allowing the use of the business funds by the borrower.				Reviewer Comment (2024-05-14): Ownership documentation provided, exception cleared. Seller Comment (2024-05-14): (Rate Lock) Document showing borrower is the only member of the LLC Reviewer Comment (2024-05-08): Document provide is not executed, no other documents provided to confirm ownership. Seller Comment (2024-05-07): (Rate Lock) OA provided showing borrower owns 100%	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107251		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The borrower must have authority to access and withdraw funds for personal use (borrower or all borrowers combined must own 100% of the business) OR shared ownership requires an access letter from the partners allowing the use of the business funds by the borrower.				Reviewer Comment (2024-05-14): Ownership documentation provided, exception cleared. Seller Comment (2024-05-14): (Rate Lock) Document showing borrower is the only member of the LLC Reviewer Comment (2024-05-08): Document provide is not executed, no other documents provided to confirm ownership. Seller Comment (2024-05-07): (Rate Lock) OA provided showing borrower owns 100%	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XXXX)	Initial LE is datedXXXX and the E-sign consent date is XXXX per the disclosure summary.	Reviewer Comment (2024-05-02): XXXX received Letter of attestation and e-consent dated XXXX suffice,

Seller Comment (2024-05-01): (Rate Lock) Proof app date is XXXX provided

Reviewer Comment (2024-05-01): XXXX received LOE stating the application was started on XXXX5. Initial 1003 in the file shows the application date is XXXX and LO has signed the same on XXXX. Please provide a 1003 with application date or LE within 3 business days from the 03/05 or information why application started on XXXX was not completed and submitted it on XXXX to support the provided LOE.

Seller Comment (2024-04-30): (Rate Lock) LOE provided

Reviewer Comment (2024-04-30): XXXX received e-consent dated XXXX. The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application.  Initial LE issued XXXX.   On this loan, the LE should have been issued within 3 business days of the application date of XXXX

																				Seller Comment (2024-04-29): (Rate Lock) Provided showing original E-consent of XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-04-26): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	TX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The application date isXXXX and the Right to Receive a Copy of the Appraisal is dated XXXX				Reviewer Comment (2024-05-01): Upon further review application date is XXXX. Seller Comment (2024-04-29): (Rate Lock) App date showing XXXX provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The application date is XXXXand the disclosure was provided on XXXX				Reviewer Comment (2024-05-01): Upon further review application date is XXXX. Seller Comment (2024-04-29): (Rate Lock) App date showing XXXX provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The application date is XXXX and the list was provided on XXXX				Reviewer Comment (2024-05-01): Upon further review application date is XXXX. Seller Comment (2024-04-29): (Rate Lock) App date showing XXXX provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided						Reviewer Comment (2024-05-06): Received updated closing disclosure/initial escrow disclosure/first payment letter with no mortgage insurance. Exception cleared. Seller Comment (2024-05-03): (Rate Lock) Corrected MI docs provided Reviewer Comment (2024-05-01): The final and post closing CDs reflect MI in the projected payments. Seller Comment (2024-04-29): (Rate Lock) Bank statement files do not require MI, please waive	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lenders Attorney Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. (73105)	Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.				Reviewer Comment (2024-04-30): XXXX received valid COC document. Seller Comment (2024-04-29): (Rate Lock) LE and CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7520)	Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.				Reviewer Comment (2024-04-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-04-29): (Rate Lock) Signed CD from closing reflecting cure	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing a verbal verification of employment (VOE) within 5 days of closing for self-employed borrowers.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. DTI below the maximum by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing a verbal verification of employment (VOE) within 5 days of closing for selfemployed borrowers.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE provided Reviewer Comment (2024-05-02): Provided documents not dated within 5 days of closing. Seller Comment (2024-04-30): (Rate Lock) SE VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing a verbal verification of employment (VOE) within 5 days of closing for self employed borrowers.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE provided Reviewer Comment (2024-05-02): Provided documents not dated within 5 days of closing. Seller Comment (2024-04-30): (Rate Lock) SE VOE provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for 2nd applicant XXXX) doesn't meet the minimum tradelines requirement (he has one 24 months credit, the rest are closed accounts, autorized user account or less than 12 months) with compensating factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. DTI below the maximum by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-04-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for both borrower's 1099 transcripts for 2023 came back with no record of returned filed. They provided 2021 1099 transcripts instead with compensating factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. DTI below the maximum by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-04-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.48 is less than Guideline PITIA months reserves of 18.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. DTI below the maximum by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-04-26): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing a verbal verification of employment (VOE) within 5 days of closing for self-employed borrowers.				Reviewer Comment (2024-05-10): Lender exception received Reviewer Comment (2024-05-10): Downgraded to EV2-B based on post-close lender exception using CPA Letter in lieu of SE VOE within 5 days of closing. Seller Comment (2024-05-10): (Rate Lock) Exception for SE VOE provided Reviewer Comment (2024-05-02): Provided documents not dated within 5 days of closing. Seller Comment (2024-04-30): (Rate Lock) SE VOE provided			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:XXXX	Projected Payments section (pg 1): Mortgage Insurance (paystream referenced in reg) is blank or does not match the MI Monthly Premium on the Insurance/Compliance Input screen.				Reviewer Comment (2024-05-08): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-06): (Rate Lock) Previously provided CD, LOE and label provided		XXXX		2		B		B		B		B		B	XXXX	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107292		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:XXXX	Projected Payments section (pg 1): Principal & Interest Min (paystream referenced in reg) does not match the calculated min P&I.				Reviewer Comment (2024-05-08): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-06): (Rate Lock) Previously provided CD, LOE and label provided		XXXX		2		B		B		B		B		B	XXXX	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107298		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Occupancy discrepancy.	Property occupancy of Investment does not match Guideline property occupancy of Investment.	1004 notes subject is Owner Occupied. Loan is for investment property.				Reviewer Comment (2024-05-21): 1004 document occupant is correctly provided. Exception cleared Seller Comment (2024-05-20): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107298		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-05-15): Received Articles of Organization confirming co-borrower as sole member, Exception Cleared. Seller Comment (2024-05-14): (Rate Lock) Updated Docs provided Reviewer Comment (2024-05-10): Document provided states Brw can be manager or member. Managers are not required to be owners. Please provide verification brw is member and not just a manger. Seller Comment (2024-05-10): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107298		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business.				Reviewer Comment (2024-05-15): Received Articles of Organization confirming co-borrower as sole member, Exception Cleared. Seller Comment (2024-05-14): (Rate Lock) Updated Docs provided Reviewer Comment (2024-05-10): Document provided states Brw can be manager or member. Managers are not required to be owners. Please provide verification brw is member and not just a manger. Seller Comment (2024-05-10): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107336		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXHOA Verification	HOA Verification document is missing in file for property as "XXXX				Reviewer Comment (2024-05-08): Documentation provided, exception cleared. Seller Comment (2024-05-06): (Rate Lock) Mortgage statements provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107336		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address:XXXXHOA Verification	HOA Verification document is missing in file for property as "9XXXX				Reviewer Comment (2024-05-08): Documentation provided, exception cleared. Seller Comment (2024-05-06): (Rate Lock) Mortgage statements provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107336		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Business entity listing document is in the file, but since no date, it is not being considered. Missing VOE completed within 5 days of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income has verified disposable income of $XXXX.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors. Seller Comment (2024-05-13): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit Report Fee was last disclosed as XXXX on initial Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX				Reviewer Comment (2024-05-06): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement document is missing in file.				Reviewer Comment (2024-05-09): Document provided, exception cleared. Seller Comment (2024-05-09): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the Borrower's business dated within 10 business days of closing.				Reviewer Comment (2024-05-09): Documentation provided, system cleared. Seller Comment (2024-05-09): (Rate Lock) VOE within 10 days provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the Borrower's business dated within 10 business days of closing.				Reviewer Comment (2024-05-09): Documentation provided, system cleared. Seller Comment (2024-05-09): (Rate Lock) VOE within 10 days provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the Borrower's business dated within 10 business days of closing.				Reviewer Comment (2024-05-09): Documentation provided, system cleared. Seller Comment (2024-05-09): (Rate Lock) VOE within 10 days provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the Borrower's business dated within 10 business days of closing.				Reviewer Comment (2024-05-09): Document provided, exception cleared. Seller Comment (2024-05-09): (Rate Lock) VOE within 10 days provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing a verification of the Borrower's business dated within 10 business days of closing.				Reviewer Comment (2024-05-09): Document provided, exception cleared. Seller Comment (2024-05-09): (Rate Lock) VOE within 10 days provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Provide Valid Change of Circumstance with evidence to support change and amounts affected, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. COC form stated what changed, but not a valid explanation for the increase and the fees impacted.				Reviewer Comment (2024-05-10): XXXX received a valid COC. Seller Comment (2024-05-09): (Rate Lock) CD and CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107327		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7520)	Provide Valid Change of Circumstance with evidence to support change and amounts affected, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes. COC form stated what changed, but not a valid explanation for the increase and the fees impacted.				Reviewer Comment (2024-05-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-05-09): (Rate Lock) CD showing lender cure	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided onXXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	Closing Disclosure estimated to be provided on XXXX4 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-05-20): XXXX received LOA to remove document(s) 203 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-05-17): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	ID	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinalXXXX	The CD dated XXXX did not disclose whether partial payments were allowed or not.				Reviewer Comment (2024-05-21): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-17): (Rate Lock) Provided PCCD		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	The loan file does not contain verification of the borrower's receipt of the appraisal.				Reviewer Comment (2024-05-17): Lender acknowledges exception. Seller Comment (2024-05-17): (Rate Lock) Acknowledged please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	ID	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107325		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception in file with compensating factors. Borrower is paying off one mortgage (XXXX) and paying down on another mortgage (XXXX0) on their investment property located at XXXX. Borrower is also receiving an additioanal XXXX cash back at closing which exceed the maximum cash back allowed of XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Subject property is owned free and clear.	XXXX	Reviewer Comment (2024-05-16): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	ID	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107325		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)	Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.				Reviewer Comment (2024-05-20): XXXX received valid COC document. Seller Comment (2024-05-17): (Rate Lock) CD with CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	ID	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate datedXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX	The loan estimate dated XXXX was electronically provided to the borrower prior to borrower's consent to receive documents electronically.				Reviewer Comment (2024-05-15): XXXX received e-consent dated 03/28/2024 Seller Comment (2024-05-14): (Rate Lock) E-consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the Borrower's business within 10 days of closing and bank statements used for income account ending XXXX	Reviewer Comment (2024-05-30): The 6 months provided were from another business account for same business. LOE shows it was the account where assets/income was being transferred those months, then they changed to using the other account, additional statements would not be relevant to the review. Guidelines allow for multiple accounts. VOE provided.
Reviewer Comment (2024-05-29): Two separate accounts used for qualifying income. 6 months statements provided for account ending XXXX. Guidelines require 12 months statements for accounts used for income calculation.
Seller Comment (2024-05-28): (Rate Lock) LOE provided

Reviewer Comment (2024-05-16): VOE dated 4/30/2024 received, need bankstatements used for income account ending in XXXX from XXXX.

Seller Comment (2024-05-16): (Rate Lock) LOE provided

Reviewer Comment (2024-05-14): Business entity listing provided does not reflect a date pulled to reflect that it was done within 10 business days of closing. No bank statements uploaded.

Seller Comment (2024-05-14): (Rate Lock) Verification provided
																					XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	TX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the Borrower's business within 10 days of closing and bank statements used for income account ending XXXX	Reviewer Comment (2024-05-30): The 6 months provided were from another business account for same business. LOE shows it was the account where assets/income was being transferred those months, then they changed to using the other account, additional statements would not be relevant to the review. Guidelines allow for multiple accounts.

Reviewer Comment (2024-05-29): Two separate accounts used for qualifying income. 6 months statements provided for account ending XXXX. Guidelines require 12 months statements for accounts used for income calculation.

Seller Comment (2024-05-28): (Rate Lock) LOE provided

Reviewer Comment (2024-05-16): VOE dated XXXX4 received, need bankstatements used for income account ending in XXXX from XXXX

Seller Comment (2024-05-16): (Rate Lock) LOE provided

Reviewer Comment (2024-05-14): Business entity listing provided does not reflect a date pulled to reflect that it was done within 10 business days of closing. No bank statements uploaded.

Seller Comment (2024-05-14): (Rate Lock) Verification provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the Borrower's business within 10 days of closing and bank statements used for income account ending XXXX	Reviewer Comment (2024-05-30): The 6 months provided were from another business account for same business. LOE shows it was the account where assets/income was being transferred those months, then they changed to using the other account, additional statements would not be relevant to the review. Guidelines allow for multiple accounts. VOE provided.

Reviewer Comment (2024-05-29): Two separate accounts used for qualifying income. 6 months statements provided for account ending XXXX. Guidelines require 12 months statements for accounts used for income calculation.

Seller Comment (2024-05-28): (Rate Lock) LOE provided

Reviewer Comment (2024-05-16): VOE dated XXXX received, need bankstatements used for income account ending in XXXX from XXXX.

Seller Comment (2024-05-16): (Rate Lock) LOE provided

Reviewer Comment (2024-05-14): Business entity listing provided does not reflect a date pulled to reflect that it was done within 10 business days of closing. No bank statements uploaded.

Seller Comment (2024-05-14): (Rate Lock) Verification provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the Borrower's business within 10 days of closing and bank statements used for income account ending XXXX				Reviewer Comment (2024-05-30): The 6 months provided were from another business account for same business. LOE shows it was the account where assets/income was being transferred those months, then they changed to using the other account, additional statements would not be relevant to the review. Guidelines allow for multiple accounts. Reviewer Comment (2024-05-28): Required Bank Statements from XXXX (6 months) for account ending XXXX. Exception Remains. Seller Comment (2024-05-28): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business, Third Party Verification	The loan file is missing a verification of the Borrower's business within 10 days of closing and bank statements used for income account endingXXXX	Reviewer Comment (2024-05-30): The 6 months provided were from another business account for same business. LOE shows it was the account where assets/income was being transferred those months, then they changed to using the other account, additional statements would not be relevant to the review. Guidelines allow for multiple accounts.

Reviewer Comment (2024-05-28): Required Bank Statements fromXXXX (6 months) for account ending XXXX. Exception Remains.

Seller Comment (2024-05-28): (Rate Lock) LOE provided

Reviewer Comment (2024-05-16): VOE datedXXXX received, need bankstatements used for income account ending in XXXX from XXXX.

Seller Comment (2024-05-16): (Rate Lock) LOE provided

Reviewer Comment (2024-05-14): Business entity listing provided does not reflect a date pulled to reflect that it was done within 10 business days of closing. No bank statements uploaded.

Seller Comment (2024-05-14): (Rate Lock) Verification provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The loan file is missing bank statements used for income account ending XXXX				Reviewer Comment (2024-05-30): The 6 months provided were from another business account for same business. LOE shows it was the account where assets/income was being transferred those months, then they changed to using the other account, additional statements would not be relevant to the review. Guidelines allow for multiple accounts. Reviewer Comment (2024-05-28): Required Bank Statements from XXXX(6 months) for account ending XXXX. Exception Remains. Seller Comment (2024-05-28): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107340		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Required 6 months reserves all coming from Borrower's business funds.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Time on job of 5 years or >. Residual income > than guideline requirement. DTI at least 10% < than guideline requirement.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107318		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file reflect child support payments coming out of the Borrower's business account however, no documentation in file as to frequency/payment and debt is not included in the DTI. Provide documentation to verify payment amount.				Reviewer Comment (2024-05-14): Agreement provided, exception cleared. Seller Comment (2024-05-14): (Rate Lock) Agreement provided Reviewer Comment (2024-05-13): Received: currency converter, 1008 and 1003 but no agreement was provided in the upload reflecting amount and duration of payments. Seller Comment (2024-05-13): (Rate Lock) Docs provided Reviewer Comment (2024-05-02): Please provide the child support agreement to verify amount, duration of the payments as bank statements reflect varying amounts being withdrawn. Seller Comment (2024-05-01): (Rate Lock) LOE and DU provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107318		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require if vesting is in an LLC that the business must befor managing rental properties only. The CPA letter and Business narrative reflect that the vesting LLC is not solely for managing rental properties.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves < 4 months of guideline requirement. DTI at least 10% < than guideline requirement.	XXXX	Reviewer Comment (2024-05-07): Lender exception with compensating factors. Seller Comment (2024-05-03): (Rate Lock) Exception re-uploaded Reviewer Comment (2024-05-02): Please re-upload exception as not found in file. Seller Comment (2024-04-30): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107318	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file is missing a CPA or borrower signed letter verifying the withdrawal of funds for the transaction will not have a negative impact on the business as guidelines require.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves < 4 months of guideline requirement. DTI at least 10% < than guideline requirement.	XXXX	Reviewer Comment (2024-05-09): Lender exception with compensating factors.

Seller Comment (2024-05-08): (Rate Lock) Exception provided

Reviewer Comment (2024-05-02): Exception Remains - Provided Evidence of Access to funds is from lender required Evidence of Access to funds from CPA.

Seller Comment (2024-04-30): (Rate Lock) UW CFA allowed, per XXXX guideline update

Reviewer Comment (2024-04-29): CPA letter or borrower signed letter is required verifying the withdrawal of funds for the transaction will not have negative impact on the business, as the document provided is from underwriter.

Seller Comment (2024-04-26): (Rate Lock) Doc provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107318		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require when vesting in an LLC that all Borrowers must sign the Note as individuals. The Borrower only signed as an authorized person.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves < 4 months of guideline requirement. DTI at least 10% < than guideline requirement.	XXXX	Reviewer Comment (2024-05-07): Lender exception with compensating factors. Seller Comment (2024-05-03): (Rate Lock) Exception re-uploaded Reviewer Comment (2024-05-02): Please re-upload exception as not found in file. Seller Comment (2024-04-30): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7507)					Reviewer Comment (2024-05-28): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Second Home	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX	Issue Date Not Provided	Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower.

Seller Comment (2024-06-03): Provided Attestation showing incomplete CDs are not provided to the borrower.

Reviewer Comment (2024-06-03): XXXX Received LOA does not specify the loan details like Loan#, borrower name. Provide updated LOA specifying loan details.

Reviewer Comment (2024-06-03): XXXX Cleared in error

Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-05-31): Provided Attestation showing incomplete CDs are not provided to the borrower.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX	Issue Date Not Provided	Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower.

Seller Comment (2024-06-03): Provided Attestation showing incomplete CDs are not provided to the borrower.

Reviewer Comment (2024-06-03): XXXX Received LOA does not specify the loan details like Loan#, borrower name. Provide updated LOA specifying loan details.

Reviewer Comment (2024-06-03): XXXX Cleared in error

Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-05-31): Provided Attestation showing incomplete CDs are not provided to the borrower.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX4 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	Issue Date Not Provided	Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower.

Seller Comment (2024-06-03): Provided Attestation showing incomplete CDs are not provided to the borrower.

Reviewer Comment (2024-06-03): XXXX Received LOA does not specify the loan details like Loan#, borrower name. Provide updated LOA specifying loan details.

Reviewer Comment (2024-06-03): XXXX Cleared in error

Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-05-31): Provided Attestation showing incomplete CDs are not provided to the borrower.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX	Issue Date Not Provided	Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower.

Seller Comment (2024-06-03): Provided Attestation showing incomplete CDs are not provided to the borrower.

Reviewer Comment (2024-06-03): XXXX Received LOA does not specify the loan details like Loan#, borrower name. Provide updated LOA specifying loan details.

Reviewer Comment (2024-06-03): XXXX Cleared in error

Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-05-31): Provided Attestation showing incomplete CDs are not provided to the borrower.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXXcontains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower.

Seller Comment (2024-06-03): Provided Attestation showing incomplete CDs are not provided to the borrower.

Reviewer Comment (2024-06-03): XXXX Received LOA does not specify the loan details like Loan#, borrower name. Provide updated LOA specifying loan details.

Reviewer Comment (2024-06-03): XXXX Cleared in error

Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD, from testing as not provided to the borrower.

Seller Comment (2024-05-31): The CD issued  did not have a 3-day waiting period required as the APR change was not beyond .125%. The change in the APR was because of the disbursement date/interim interest date change.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	TRID timing exception, no remediation available.	D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Business Narrative not found in file.				Reviewer Comment (2024-06-04): Business Narrative received. Exception Cleared Seller Comment (2024-05-31): Please see attached business narrative from file	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	FL	Second Home	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107221		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX	XXXX Received LOA does not specify the loan details like Loan#, borrower name. Provide updated LOA specifying loan details.				Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-06-03): Provided Attestation showing incomplete CDs are not provided to the borrower.	XXXX			1		A		A		A		A		A	XXXX	FL	Second Home	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107235		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing in file.				Reviewer Comment (2024-05-31): Missing Document: Fraud Report not provided Seller Comment (2024-05-29): XXXX report provided - please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107235	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaryXXXX	The file does not contain evidence that the borrower was provided a copy of the appraisal.	Reviewer Comment (2024-06-13): Delivery provided, system cleared.

Seller Comment (2024-06-11): Disagree-- the CDA and valuation tracking provided please review

Reviewer Comment (2024-06-10): This is an exception for the CDA delivery.  Please provide evidence of delivery.

Seller Comment (2024-06-06): The appraisal is not complete until the appraiser signs and dates the appraisal.  The appraisal effective date (XXXX) is when the appraised inspected the property and took photos.  The appraisal report date (XXXX) is the day the appraiser finished writing up the appraisal findings and signed and dated the report as complete.  We must go off the appraisal report date (XXXX) to verify the appraisal was provided to the borrower on or after that date and three days prior to consummation date.- appraisal was provided to the borrower on XXXX – A copy of actual appraisal was provided

Reviewer Comment (2024-06-05): Delivery of subsequent appraisal 4/5 provided. Delivery of initial (earlier report) appraisal copy required.

																				Seller Comment (2024-05-29): loan summary report provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107235	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-2,171.00. (9300)	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXis less than amount of binding Lender Credit previously disclosed in the amount of $XXXX	Reviewer Comment (2024-06-05): XXXX received missing CD's to support valid changed circumstance.

Seller Comment (2024-06-03): all CDs sent to the borrower and loan summary report provided - please review

Reviewer Comment (2024-05-31): XXXX reviewed Change of Circumstance History. Lender credit decreased on the final CD issued XXXX.  The prior CD was the initial CD on XXXX4.  COC history reflects a rate lock and pricing change and term changes onXXXX however the XXXXinal CD would be over 3 business days from the change date and is not updating  baseline.  Provide any missing disclosures.

Seller Comment (2024-05-29): COC provided on loan Summary report - no violation
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107235		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of $0.00.				Reviewer Comment (2024-05-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-05-29): Final CD showing a cure of XXXX was provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107235		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/0XXXX	The loan file only contains the final CD. Initial CD is not in file.				Reviewer Comment (2024-05-30): XXXX received 04/12 CD 3 business days prior to consummation. Seller Comment (2024-05-29): Initial CD provided- please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107235		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	sufficient cure at closing				Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107217		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	The file was missing a copy of the final title policy.				Reviewer Comment (2024-05-23): Received Final title policy document with policy amount, information verified. Exception Cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Second Home	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107217		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is in CA and does not reflect a coverage amount.				Reviewer Comment (2024-05-23): Received Final title policy document with policy amount, information verified. Exception Cleared. Seller Comment (2024-05-22): Final Title Policy has been received and provided.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Second Home	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107217		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Valid Change Circumstance is not provided.				Reviewer Comment (2024-05-02): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Second Home	Purchase	Final CD evidences Cure	B	A	B	A	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107217	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Reviewer Comment (2024-05-24): System cleared.

Seller Comment (2024-05-24): Comment from 5/23 states that the exception is cleared, but the exception status is still open, is something else needed to clear the exception?

Reviewer Comment (2024-05-23): Latest version of report was provided to the Borrower, exception cleared.

Seller Comment (2024-05-22): The appraisal was received XXXX, however corrections were made and only the corrected appraisal dated XXXXwas sent to the borrower.

Per ECOA 14(a)(1)-7 - 7. Multiple versions of appraisals or valuations. For purposes of § 1002.14(a)(1), the reference to “all” appraisals and other written valuations does not refer to all versions of the same appraisal or other valuation. If a creditor has received multiple versions of an appraisal or other written valuation, the creditor is required to provide only a copy of the latest version received. If, however, a creditor already has provided a copy of one version of an appraisal or other written valuation to an applicant, and the creditor later receives a revision of that appraisal or other written valuation, then the creditor also must provide the applicant with a copy of the revision to comply with § 1002.14(a)(1). If a creditor receives only one version of an appraisal or other valuation that is developed in connection with the applicant's application, then that version must be provided to the applicant to comply with § 1002.14(a)(1).
Reviewer Comment (2024-05-13): Delivery provided for report dated XXXX, appraisal reflects updates. Please provide copy of report & delivery of prior report dated 04.04.2024 to Borrower 3 days prior to closing.

																				Seller Comment (2024-05-09): Acknowledgement borrower received Appraisal Reports	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Second Home	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107217	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Reviewer Comment (2024-05-24): System cleared.

Seller Comment (2024-05-24): Comment from 5/23 states that the exception is cleared, but the exception status is still open, is something else needed to clear the exception?

Reviewer Comment (2024-05-23): Latest version of report was provided to the Borrower, exception cleared.

Seller Comment (2024-05-22): he appraisal was received XXXX, however corrections were made and only the corrected appraisal dated XXXX was sent to the borrower.

Per ECOA 14(a)(1)-7 - 7. Multiple versions of appraisals or valuations. For purposes of § 1002.14(a)(1), the reference to “all” appraisals and other written valuations does not refer to all versions of the same appraisal or other valuation. If a creditor has received multiple versions of an appraisal or other written valuation, the creditor is required to provide only a copy of the latest version received. If, however, a creditor already has provided a copy of one version of an appraisal or other written valuation to an applicant, and the creditor later receives a revision of that appraisal or other written valuation, then the creditor also must provide the applicant with a copy of the revision to comply with § 1002.14(a)(1). If a creditor receives only one version of an appraisal or other valuation that is developed in connection with the applicant's application, then that version must be provided to the applicant to comply with § 1002.14(a)(1).
Reviewer Comment (2024-05-13): Delivery provided for report dated XXXX appraisal reflects updates. Please provide copy of report & delivery of prior report dated XXXX to Borrower 3 days prior to closing.

																				Seller Comment (2024-05-09): Acknowledgement borrower received Appraisal Reports	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Second Home	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107313		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Missing lender exception. Exception Requested for LTV of 85% for First Time Investor (GL cap this at 80%).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-09): Lender exception with compensating factors. Seller Comment (2024-05-09): (Rate Lock) LTV exception			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107313		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Missing lender exception. Exception Requested for LTV of 85% for First Time Investor (GL cap this at 80%).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-09): Lender exception with compensating factors. Seller Comment (2024-05-09): (Rate Lock) LTV exception			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107313		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing lender exception. Lender Exception Request sent for finalization the HELOC funds ($XXXX funded from HELOC) verified for Assets.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-09): Lender exception with compensating factors. Seller Comment (2024-05-09): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/30/2024 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.				Reviewer Comment (2024-05-16): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-05-15): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-05-15): LOA received Incomplete CD not provided to consumer excluded from testing Seller Comment (2024-05-15): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterimXXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-05-16): Received LOA to remove incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-05-15): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain verification of ownership % in the business used for qualification. Verification in file only reflects Borrower as a registered agent.				Reviewer Comment (2024-05-17): Certificate of Filing already shows that XXXX and XXXX XXXX is same company. Certificate of formation shows only one share for the company and shows only borrower as organizer, director and signer. exception cleared. Seller Comment (2024-05-16): (Rate Lock) Proof they are the same company provided Reviewer Comment (2024-05-15): Document provided is for a different business, not the one that income is using. Seller Comment (2024-05-15): (Rate Lock) Doc provided showing there is only 1 share for this company	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain verification of ownership % in the business used for qualification. Verification in file only reflects Borrower as a registered agent.				Reviewer Comment (2024-05-17): Certificate of Filing already shows that XXXX and XXXX XXXX is same company. Certificate of formation shows only one share for the company and shows only borrower as organizer, director and signer. exception cleared. Seller Comment (2024-05-16): (Rate Lock) Proof they are the same company provided Reviewer Comment (2024-05-15): Document provided is for a different business, not the one that income is using. Seller Comment (2024-05-15): (Rate Lock) Doc provided showing there is only 1 share for this company	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX5 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)	Loan discount fee increased on theXXXX closing disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-28): XXXX received valid COC document.

Seller Comment (2024-05-23): (Rate Lock) The CIC indicates the change of request was made on 4/17 and by the borrower. This is valid, please clear.

Reviewer Comment (2024-05-23): XXXX received rebuttal, however, documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc. required to verify the change circumstance. Please provide the same to re-evaluate the exception.

Reviewer Comment (2024-05-21): XXXX received processor cert for rebuttal response lieu of Changed circumstance dated 04/17 indicates Loan program change. But, provided rate lock document dated XXXX2 and XXXX reflects loan program as "Non-QM 30 year fixed Bank Statement E35 and there is no changes in the loan program from initial LE. If there was an additional reason the fee was increased we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Seller Comment (2024-05-20): (Rate Lock) LOE provided

Reviewer Comment (2024-05-17): XXXX received rebuttal, however, if the change requested from LO on behalf of borrower, documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc. required to verify the change circumstance.

Seller Comment (2024-05-16): (Rate Lock) This CIC is acceptable to confirm the LO submitted the request on behalf of the borrower to change comp on XXXX.

Reviewer Comment (2024-05-16): XXXX received COC dated 04/17 states borrower requested change. Require evidence or supporting documents when borrower requested change in order to determine the fee increased according to timeline.

																				Seller Comment (2024-05-15): (Rate Lock) Doc provided with CIC	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain verification of ownership % in the business used for qualification. Verification in file only reflects Borrower as a registered agent.				Reviewer Comment (2024-05-17): Certificate of Filing already shows that XXXX and XXXX XXXX is same company. Certificate of formation shows only one share for the company and shows only borrower as organizer, director and signer. exception cleared. Seller Comment (2024-05-16): (Rate Lock) Proof they are the same company provided Reviewer Comment (2024-05-15): Document provided is for a different business, not the one that income is using. Seller Comment (2024-05-15): (Rate Lock) Doc provided showing there is only 1 share for this company	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain verification of ownership % in the business used for qualification. Verification in file only reflects Borrower as a registered agent.				Reviewer Comment (2024-05-17): Certificate of Filing already shows that XXXX and XXXX XXXX is same company. Certificate of formation shows only one share for the company and shows only borrower as organizer, director and signer. exception cleared. Seller Comment (2024-05-16): (Rate Lock) Proof they are the same company provided Reviewer Comment (2024-05-15): Document provided is for a different business, not the one that income is using. Seller Comment (2024-05-15): (Rate Lock) Doc provided showing there is only 1 share for this company	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXXThird Party Verification	The loan file does not contain verification of ownership % in the business used for qualification. Verification in file only reflects Borrower as a registered agent.	Reviewer Comment (2024-05-20): Certificate of Filing already shows that XXXX and XXXX XXXX is same company. Certificate of formation shows only one share for the company and shows only borrower as organizer, director and signer. Exception cleared.

Seller Comment (2024-05-17): (Rate Lock) Please clear this, as other conditions for ownership % have been cleared

Reviewer Comment (2024-05-16): Business entity listing received that does not reflect the ownership % in the business used for qualification. Exception remains.

Seller Comment (2024-05-16): (Rate Lock) Proof they are the same company provided

Reviewer Comment (2024-05-15): Document provided is for a different business, not the one that income is using.

Seller Comment (2024-05-15): (Rate Lock) Doc provided showing there is only 1 share for this company
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX					Reviewer Comment (2024-06-07): Received inspection prior to end date. Seller Comment (2024-06-05): (Rate Lock) Report provided	XXXX			1		A		A		A		A		A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107300		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: 0XXXX		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 0XXXX	XXXX	Reviewer Comment (2024-06-07): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX.			XXXX	2		B		B		B		B		B	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107226		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2024-05-17): Fraud Report received . Exception cleared. Seller Comment (2024-05-16): XXXX provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower	Reviewer Comment (2024-05-10): XXXX received LOX for rebuttal response with bifurcation of Appraisal fee and 2nd appraisal fee disclosed on LE and Sufficient cure provided. Full cure amount for tolerance violation was provided at closing for the 2nd appraisal fee added (on final CD) resulting in a cleared exception.

Seller Comment (2024-05-09): (Rate Lock) Cert provided; 2nd appraisal fee is NOT $XXXX, this was original. Proper cure previously reflected on signed CD at close.

Reviewer Comment (2024-05-09): XXXX: Cure provided at closing is insufficient to cure for all the citing 0%. We also required additional cure of $XXXX (2nd appraisal fee $XXXX + Credit report fee $XXXX) for the fees were exceeds 0% tolerance. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Seller Comment (2024-05-08): (Rate Lock) CD showing cure and cert provided

Reviewer Comment (2024-05-08): XXXX received LE dated XXXX and corresponding COC dated XXXX indicates bifurcation of two appraisal fees ($XXXX + $XXXX). But, it does not give sufficient information as to why the 2nd appraisal fee was added on LE dated XXXX and was not disclosed prior to at the time of initial disclosures. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-05-07): (Rate Lock) LE from XXXX provided showing additional appraisal

Reviewer Comment (2024-05-07): XXXX received COC dated 03/25, however second appraisal got added on XXXX CD. Please provide valid COC for CD dated XXXX or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

																				Seller Comment (2024-05-06): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as XXXX on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (2024-05-10): XXXX received LOX for rebuttal response with bifurcation of Appraisal fee and 2nd appraisal fee disclosed on LE and Sufficient cure provided. Full cure amount for tolerance violation was provided at closing for the Credit report fee was increased (on final CD) resulting in a cleared exception.

Seller Comment (2024-05-09): (Rate Lock) Cert provided; 2nd appraisal fee is NOT $XXXX, this was original. Proper cure previously reflected on signed CD at close.

Reviewer Comment (2024-05-09): XXXX: Cure provided at closing is insufficient to cure for all the citing 0%. We also required additional cure of $XXXX (2nd appraisal fee $XXXX + Credit report fee $XXXX) for the fees were exceeds 0% tolerance. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Seller Comment (2024-05-08): (Rate Lock) CD showing cure and cert provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.57447% or Final Disclosure APR of 8.64600% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2024-05-09): Loan is HPML Compliant. Seller Comment (2024-05-08): (Rate Lock) cert provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor improperly charged consumer for two (2) appraisals.	Borrower charged for 2 appraisals when only one fee can be charged.				Reviewer Comment (2024-05-09): Lender credit provided at closing for appraisal fee. Seller Comment (2024-05-08): (Rate Lock) CD showing cure and cert provided Seller Comment (2024-05-06): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NV	Primary	Purchase	Provide evidence of the refund of the amount charged to the consumer for the second appraisal performed on the subject property. (Include a copy of the Refund Check, Proof of Delivery, and Cover Letter)	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Verification of Self-Employment dated within 5 days of closing is missing from the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-10): Lender Exception with Compensating Factors. Reviewer Comment (2024-05-10): Lender exception provided. Reviewer Comment (2024-05-10): Regraded to EV2-B based on post-close lender exception allowing for CPA letter within 10 days of closing in lieu of SE VOE within 5 days. Seller Comment (2024-05-09): (Rate Lock) Exception for SE VOE			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Verification of Self-Employment dated within 5 days of closing is missing from the loan file.				Reviewer Comment (2024-05-10): Lender exception provided. Reviewer Comment (2024-05-10): Regraded to EV2-B based on post-close lender exception allowing for CPA letter within 10 days of closing in lieu of SE VOE within 5 days. Seller Comment (2024-05-09): (Rate Lock) Exception for SE VOE			XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	NV	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Verification of Self-Employment dated within 5 days of closing is missing from the loan file.				Reviewer Comment (2024-05-10): Lender exception provided. Reviewer Comment (2024-05-10): Regraded to EV2-B based on post-close lender exception allowing for CPA letter within 10 days of closing in lieu of SE VOE within 5 days. Seller Comment (2024-05-09): (Rate Lock) Exception for SE VOE			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Verification of Self-Employment dated within 5 days of closing is missing from the loan file.				Reviewer Comment (2024-05-10): Lender exception provided. Reviewer Comment (2024-05-10): Regraded to EV2-B based on post-close lender exception allowing for CPA letter within 10 days of closing in lieu of SE VOE within 5 days. Seller Comment (2024-05-09): (Rate Lock) Exception for SE VOE			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Sufficient cure provided at closing.				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	NV	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107297		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient cure provided at closing.				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	NV	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107233		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-06-13): Exception cleared. Seller Comment (2024-06-11): (Rate Lock) Condo project reviews are not required for detached site-built condos	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107219		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2024-06-05): Documentation provided, system cleared. Seller Comment (2024-05-31): document tracking provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CO	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107219		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.				Reviewer Comment (2024-06-05): Documentation provided, system cleared. Seller Comment (2024-05-31): document tracking provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CO	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107230		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX					Reviewer Comment (2024-05-14): Documents received, system cleared. Seller Comment (2024-05-10): Appraisal was provided to Borrower electonically. Please review Valuations Tracking attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	AZ	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107230		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing				Reviewer Comment (2024-05-14): Received fraud report, Exception cleared. Seller Comment (2024-05-10): XXXX Report has been provided. Please review document attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107220		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2024-06-03): Documents received, system cleared. Reviewer Comment (2024-05-31): Confirmation for receiving both appraisal report on the same day XXXX is required as both appraisal report dated XXXX. Exception remains. Seller Comment (2024-05-30): Appraisal was delivered to borrower electronically. Please review Loan Summary Report and Valuations Tracking Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107220		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XXXX	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2024-06-03): Documents received, system cleared. Reviewer Comment (2024-05-31): Confirmation for receiving both appraisal report on the same day XXXX is required as both appraisal report dated XXXX. Exception remains. Seller Comment (2024-05-30): Appraisal was delivered to borrower electronically. Please review Loan Summary Report and Valuations Tracking Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107220		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2024-06-10): Received evidence of delivery. Seller Comment (2024-06-07): Appraisal was provided to Borrower electronically. Please review attached Valuations Tracking, Appraisal letter, and Loan Summary Report. Reviewer Comment (2024-06-05): Receipt of the final 1004 report dated XXXX received. Evidence of delivery of the initial report (dated about XXXX) required. Seller Comment (2024-05-30): Appraisal was delivered to borrower electronically. Please review Loan Summary Report and Valuations Tracking Report attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107220		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX					Reviewer Comment (2024-06-10): Received evidence of delivery. Seller Comment (2024-06-07): Appraisal was provided to Borrower electronically. Please review attached Valuations Tracking, Appraisal letter, and Loan Summary Report. Reviewer Comment (2024-06-05): Receipt of the final 1004 report dated XXXX received. Evidence of delivery of the initial report (dated about XXXX) required. Seller Comment (2024-05-30): Appraisal was delivered to borrower electronically. Please review Loan Summary Report and Valuations Tracking Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107220		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XXXX					Reviewer Comment (2024-06-10): Received evidence of delivery. Seller Comment (2024-06-07): Appraisal was provided to Borrower electronically. Please review attached Valuations Tracking, Appraisal letter, and Loan Summary Report. Reviewer Comment (2024-06-05): Receipt of the final 1004 report dated XXXX received. Evidence of delivery of the initial report (dated about XXXX) required. Seller Comment (2024-05-30): Appraisal was delivered to borrower electronically. Please review Loan Summary Report and Valuations Tracking Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107224		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2024-05-16): Exception cleared. Received document and updated correctly. Seller Comment (2024-05-15): XXXX has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107224		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitialXXXX	Initial Closing disclosure was provided on XXXX, which is not at least three business days prior to closing date of XXXX				Reviewer Comment (2024-05-16): XXXX received initial CD. Seller Comment (2024-05-15): Disagree - ICD was provided to the borrower on XXXX/24. ICD and Loan Summary Report has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107224		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Initial Closing disclosure was provided on 0XXXX4, which is not at least three business days prior to closing date of 0XXXX				Reviewer Comment (2024-05-17): XXXX received LOA to remove document(s) 062 estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-05-16): Please see attached attestation letter Reviewer Comment (2024-05-16): Documents ID 62 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 62 was never provided to the borrower and XXXX will review for re-testing. Seller Comment (2024-05-15): Disagree - ICD was provided to the borrower on XXXX/24. ICD and Loan Summary Report has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107224		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107334		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent missing				Reviewer Comment (2024-05-15): Received Seller Comment (2024-05-15): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107334		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Final Closing Disclosure provided on 0XXXX incorrectly disclosed whether the loan allows for Partial Payments.				Reviewer Comment (2024-05-17): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-15): (Rate Lock) Docs provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107337		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement not located in file.				Reviewer Comment (2024-05-15): Received E-Sign Consent Agreement. Exception Cleared. Seller Comment (2024-05-15): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107337		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. Field has been left blank.				Reviewer Comment (2024-05-17): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-15): (Rate Lock) Docs provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107286		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Secondary valuation not provided.				Reviewer Comment (2024-06-12): UCDP provided with score of 1. Seller Comment (2024-06-07): (Rate Lock) Docs provided Reviewer Comment (2024-06-05): Securitization reviews required 2nd valuation. Seller Comment (2024-06-03): (Rate Lock) LOE provided	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	CA	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107286		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Disclosure was provided on XXXX and the initial application date was XXXX				Reviewer Comment (2024-06-05): Client elected to Waive. Seller Comment (2024-05-30): (Rate Lock) Acknowledged please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107286		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing documentation confirming the Borrower's ownership % in the company that was used for income qualification.				Reviewer Comment (2024-06-07): Letter of Explanation is provided for borrower's ownership percent in business. Same has been updated and associated. Exception Cleared. Seller Comment (2024-06-05): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107286		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file is missing documentation confirming the Borrower's ownership % in the company that was used for income qualification.				Reviewer Comment (2024-06-07): Letter of Explanation is provided for borrower's ownership percent in business. Same has been updated and associated. Exception Cleared. Seller Comment (2024-06-05): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107286		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS as required by guidelines is not in file.				Reviewer Comment (2024-06-22): Documents received, system cleared. Seller Comment (2024-06-21): (Rate Lock) AUS provided Reviewer Comment (2024-06-18): Please provide updated 1008 as 1008 in file reflects AUS approved. Seller Comment (2024-06-17): (Rate Lock) No AUS needed as a manual underwrite.	XXXX			1		A		A		A		A		A	XXXX	CA	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107211		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-05-31): Received Final Title Policy and verified the information. Exception cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107211		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title does not contain coverage amounts.				Reviewer Comment (2024-05-31): Received Final Title Policy and verified the information. Exception cleared. Seller Comment (2024-05-30): document provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107211		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-05-22): Fraud Report received, exception cleared. Seller Comment (2024-05-21): XXXX report provided please review Reviewer Comment (2024-05-20): Exception Remains - Received Fraud Report is post note date. Provide the Fraud Report prior to Note date. Seller Comment (2024-05-17): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107304		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the Borrower's business within 5 days of closing and terms of contract with XXXX for prior residence that funds are being used for closing/reserves and payment for property not included in the DTI.				Reviewer Comment (2024-05-09): Documentation provided, system cleared. Seller Comment (2024-05-07): (Rate Lock) XXXX doc sprovided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107304		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the Borrower's business within 5 days of closing and terms of contract with XXXX for prior residence that funds are being used for closing/reserves and payment for property not included in the DTI.				Reviewer Comment (2024-05-09): Documentation provided, system cleared. Seller Comment (2024-05-07): (Rate Lock) XXXX doc sprovided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107304		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the Borrower's business within 5 days of closing and terms of contract with XXXX for prior residence that funds are being used for closing/reserves and payment for property not included in the DTI.				Reviewer Comment (2024-05-09): Documentation provided, system cleared. Seller Comment (2024-05-07): (Rate Lock) XXXX doc sprovided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107304		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is missing a verification of the Borrower's business within 5 days of closing and terms of contract with XXXX for prior residence that funds are being used for closing/reserves and payment for property not included in the DTI.				Reviewer Comment (2024-05-09): Contract provided, exception cleared. Seller Comment (2024-05-07): (Rate Lock) XXXX doc sprovided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107304		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the Borrower's business within 5 days of closing and terms of contract with XXXX for prior residence that funds are being used for closing/reserves and payment for property not included in the DTI.				Reviewer Comment (2024-05-09): Contract provided and verification within required timeframe, exception cleared. Seller Comment (2024-05-07): (Rate Lock) XXXX doc sprovided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107304		XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX Valuation Type: Desk Review / Valuation Report Date: XXXX	City reflected on report is XXXX				Reviewer Comment (2024-05-13): Corrected report provided, exception cleared. Seller Comment (2024-05-13): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107304		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The loan file is missing terms of the contract with XXXX for prior residence that funds are being used for closing/reserves.				Reviewer Comment (2024-05-09): Contract provided, exception cleared. Seller Comment (2024-05-07): (Rate Lock) XXXX doc sprovided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107305		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV for Borrower living rent free is 80% and subject loan is 85% LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI at least 10%< guideline requirement.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors. Seller Comment (2024-05-13): (Rate Lock) Exception with comps provided Reviewer Comment (2024-05-09): Please provide valid compensating factors to downgrade/waive exception. Comp factor listed is LTV is only over by 0.126% and exception is for the LTV. Seller Comment (2024-05-08): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107305		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max LTV for Borrower living rent free is 80% and subject loan is 85% LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI at least 10%< guideline requirement.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors. Seller Comment (2024-05-13): (Rate Lock) Exception with comps provided Reviewer Comment (2024-05-09): Please provide valid compensating factors to downgrade/waive exception. Comp factor listed is LTV is only over by 0.126% and exception is for the LTV. Seller Comment (2024-05-08): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107305		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.95 is less than Guideline PITIA months reserves of 24.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI at least 10%< guideline requirement.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors. Seller Comment (2024-05-13): (Rate Lock) Exception with comps provided Reviewer Comment (2024-05-07): Please provide valid compensating factors to downgrade/waive exception.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107305		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file only documents 6 months reserves when 24 are needed per guidelines.				Reviewer Comment (2024-05-13): Lender exception provided, system cleared. Seller Comment (2024-05-13): (Rate Lock) Exception with comps provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	AZ	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107305		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file only documents 6 months reserves when 24 are needed per guidelines.				Reviewer Comment (2024-05-13): Lender exception provided, system cleared. Seller Comment (2024-05-13): (Rate Lock) Exception with comps provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107305		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file only documents 6 months reserves when 24 are needed per guidelines.				Reviewer Comment (2024-05-13): Lender exception provided, system cleared. Seller Comment (2024-05-13): (Rate Lock) Exception with comps provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107305		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file only documents 6 months reserves when 24 are needed per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI at least 10%< guideline requirement.	XXXX	Reviewer Comment (2024-05-13): Lender exception with compensating factors. Seller Comment (2024-05-13): (Rate Lock) Exception with comps provided Reviewer Comment (2024-05-07): Please provide valid compensating factors to downgrade/waive exception.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107228		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Miscellaneous" exception stating : " Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2024-05-14): Residual Income worksheet received and associated. Exception Cleared. Seller Comment (2024-05-13): Please review attached Notice of Right to Receive a Copy of Appraisals.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107228		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file.				Reviewer Comment (2024-05-16): Received Fraud Report, hence cleared the exception Seller Comment (2024-05-15): XXXX (Dated prior to closing) has been provided. Please review document attached. Reviewer Comment (2024-05-14): Exception Remains - Required Fraud Report prior to closing or on closing, Provided Fraud report post close dated which is not acceptable. Seller Comment (2024-05-10): XXXX has been provided. Please review document attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107228		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaryXXXX	Receipt of Appraisal not provided in file for XXXX appraisal report.				Reviewer Comment (2024-05-20): Received Seller Comment (2024-05-16): Appraisal was provided to borrower electronically. Please review Valuation Tracking Report and Loan Summary Report attached. Reviewer Comment (2024-05-15): Page 2 of the appraisal Addendum states "The original appraisal report datedXXXX has been modified". We still need proof borrower received that initial appraisal on or afterXXXX and three days prior to consummation. Seller Comment (2024-05-13): Appraisal was provided to borrower electronically. Please review Valuation Tracking Report and Loan Summary Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107228		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75130)	Lender Inspection Fee disclosed as $0.00 on Loan Estimate dated XXXX but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-05-14): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-05-13): A cure of XXXX for the Lender Inspection Fee was provided to the borrower on Final CD. Please see attached Predatory Worksheet Test and Final CD.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107228	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Survey Fee disclosed as $0.00 on Loan Estimate dated XXXX but disclosed as $XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-05-17): XXXX received attestation letter from the seller and it was confirmed that the Survey fee service was shopped by the borrower and not selected the provider from the list.

Seller Comment (2024-05-16): Attestation Letter has been provide. Please review document attached.

Reviewer Comment (2024-05-14): XXXX is unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Seller Comment (2024-05-13): The borrower shopped for Title Services/Survey per the SSPL so theTitle Fees are non testable fees. No violation occurred. Please see predatory Worksheet attached.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107228		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The loan file is missing a residual income worksheet that is required when the DTI is >45%.				Reviewer Comment (2024-05-15): Received Residual Income worksheet, Exception Cleared. Seller Comment (2024-05-13): Residual Income Worksheet has been provided. Please review document attached.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	NY	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107228		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75130)					Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	NY	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107316		XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	The Closing Date on Purchase was on XXXX. The Effective date listed on the Hazard Insurance is XXXX				Reviewer Comment (2024-05-21): updated HOI received, exception cleared. Seller Comment (2024-05-20): (Rate Lock) HOI provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107333	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company Not Licensed at time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.	The Application date listed on the 1003 is XXXX The NMLS for Loan Origination Company has a start date of XXXX	Reviewer Comment (2024-05-29): As per NMLS Consumer access, it is verified that broker had correspondent lending license from XXXX to XXXX4 and broker license from XXXX, exception cleared.

Seller Comment (2024-05-28): (Rate Lock) LOE provided

Reviewer Comment (2024-05-28): Provide verification the broker was able to conduct business on or prior to the Application date, through to the funding date.

Reviewer Comment (2024-05-21): Provided NMLS Screenshot is for lender license. Whereas, XXXX is our Broker and as per NMLS website, Broker license is active post Note date. Exception Remains

Seller Comment (2024-05-20): (Rate Lock) Docs provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107333		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	The Partial Payment Section on page 4 of all the Closing Disclosures within the loan file are unanswered.				Reviewer Comment (2024-05-22): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-20): (Rate Lock) Docs provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107212		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-05-21): Received Fraud Report, hence cleared the exception Seller Comment (2024-05-20): XXXX Report has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107212		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (2024-05-24): XXXX received seller CD. Seller Comment (2024-05-22): We do not provide the seller fees on our Final CD. The Seller fees are disclosed by Title in the Seller CD. Please review Seller CD attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107212		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	The Closing Disclosure did not include an issue date.				Reviewer Comment (2024-05-30): XXXX received LOA to remove CD with missing issue date estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-05-29): The Revised CD issued on XXXX3 did not have a 3-day waiting period required as the APR change was not beyond .125%. The change in the APR was because of the disbursement date/interim interest date change. Please see attached letter	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107212		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	The initial Closing Disclosure acknowledged by the Borrower at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-05-30): XXXX received LOA to remove CD with missing issue date estimated to be provided on XXXX, from testing as not provided to the borrower. Seller Comment (2024-05-29): The Revised CD issued on XXXX did not have a 3-day waiting period required as the APR change was not beyond .125%. The change in the APR was because of the disbursement date/interim interest date change. Please see attached letter.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107212		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing				Reviewer Comment (2024-06-03): XXXX received 04/30 CD 3 business days prior to consummation. Seller Comment (2024-05-31): Initial CD provided please review Reviewer Comment (2024-05-31): XXXX received disclosure summary stating CD dated 4/30/2024 were received by borrower XXXX4.However, the file is missing initial CD. Kindly provide initial CD as dated XXXX in order to clear the exception. Seller Comment (2024-05-30): disagree- loan summary report provided please review	XXXX			1		A		A		A		A		A	XXXX	TN	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107341		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested for: Borrower has not had at least 2 years of history for the 1099 employments. With Compensating Factors: High FICO (777), low DTI (28.983%), experience in the field.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Experience in the field.	XXXX	Reviewer Comment (2024-06-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107341		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is first time homebuyer with no housing payment history, which does not meet guidelines. Lender Exception in file stating compensating factors of high FICO, low DTI, experience in her field.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Experience in the field.	XXXX	Reviewer Comment (2024-06-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107341		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has not had at least 2 years of history for the 1099 employments and 2023 Wage and Income Transcript came back with no record, which does not meet guidelines. Lender Exception in file stating compensating factors of high FICO, low DTI, experience in her field.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Experience in the field.	XXXX	Reviewer Comment (2024-06-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107341		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing VVOE completed 10 days prior to closing for Nasdaq, Inc.				Reviewer Comment (2024-06-12): Verification of business received. Seller Comment (2024-06-07): (Rate Lock) SE VOE provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107341		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing VVOE completed 10 days prior to closing for Nasdaq, Inc.				Reviewer Comment (2024-06-12): Verification of business received. Seller Comment (2024-06-07): (Rate Lock) SE VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107341		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing VVOE completed 10 days prior to closing for Nasdaq, Inc.				Reviewer Comment (2024-06-12): Verification of business received. Seller Comment (2024-06-07): (Rate Lock) SE VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107341		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing VVOE completed 10 days prior to closing for Nasdaq, Inc.				Reviewer Comment (2024-06-12): Verification of business received. Seller Comment (2024-06-07): (Rate Lock) SE VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107199		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.				Reviewer Comment (2024-06-24): Delivery proof provided. Seller Comment (2024-06-21):XXXX1 - Provided screenshot from LOS system showing appraisal sent confirmation.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107294		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent required to mitigate this exception.				Reviewer Comment (2024-05-08): XXXX received E-consent agreement.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107294		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX	Initial Closing Disclosure not signed.				Reviewer Comment (2024-05-08): XXXX received disclosure tracking for initial CD. Seller Comment (2024-05-07): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107237		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower was not provided. Disclosure provided contained 2 options so it is unclear which was executed. Verification of appraisal receipt 3 days prior to closing or a copy of the waiver and receipt at closing required.				Reviewer Comment (2024-05-16): Documents received, system cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107237		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX	Final Closing Disclosure provided on XXXX, page 4, did not have either the borrower declined it or the lender does not offer one box checked for reason why borrower will not have an escrow account.				Reviewer Comment (2024-05-15): XXXX received Letter of explanation and Corrected Closing disclosure.		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107207		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-05-24): Final title provided, exception cleared.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107207		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-05-29): Final title policy provided	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107207	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	If the individual borrower who signed the Note is less than 25% owner of XXXX or if the purpose and activities of the LLC are not limited to ownership and management of real property, vesting in the LLC is not allowed based on the guidelines. If the individual borrower who signed the Note is at least 25% owner of XXXX, the following documents are required: 1) Revised Borrower’s Certification/Name Affidavit with the name variation, XXXX	Reviewer Comment (2024-06-13): There are no discrepancies on material documents.

Reviewer Comment (2024-06-12): Ownership is not clear, the members listed do not match our borrowers.  If there is an AKA agreement or other documentation regarding borrower names please provide.

Reviewer Comment (2024-05-29): Purchase and refinance documents in file for the subject transaction. Property was deeded to the vesting LLC on XXXX4 prior to the subject transaction closing of XXXX. Borrower is 51% owner of the vesting LLC reflected on the security instrument. Purchase agreement in file, appraisal, and title reflect prior owners. Please provide clarification regarding subject transaction as conflicting information in file.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107207		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Operating agreement for XXXX is missing. Once operating agreement is received and reviewed for borrower ownership, additional conditions may apply.				Reviewer Comment (2024-05-29): Operating agreement provided, exception cleared.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107207		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per Operating Agreement the purpose and activities are not limited solely to ownership and management of real property as required by Guidelines. Ineligible vesting.				Reviewer Comment (2024-06-13): Per lender, The name of the business - XXXX LLC is a clear indication of the purpose and operating agreement does not conflict with this information. Reviewer Comment (2024-06-12): Document provided and highlighted section states they can engage in any lawful act or activity, it doesn't say it is limited to ownership and management of real property as the guidelines require.	XXXX			1		A		A		A		A		A	XXXX	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107207		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per Guidelines, Personal guarantor required. Guarantor Agreement missing from the loan file.				Reviewer Comment (2024-06-12): Received	XXXX			1		A		A		A		A		A	XXXX	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107207		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected loan documents reflecting the transaction as a refinance as the vesting entity was on title to the property prior to closing. (Ex. 1003, 1008, Owner of record on 1004, CD/LE, title, etc.)				Reviewer Comment (2024-06-12): Doesn't look like the deed dated XXXX was filed until XXXX which is subject transaction.	XXXX			1		A		A		A		A		A	XXXX	CA	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing verification of the Borrowers' business within 10 business days of closing, missing verification of self employment for 2 years and ownership % in the business. The loan file is also missing a gift letter for the $XXXX in gift funds at closing and verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis.	Reviewer Comment (2024-06-05): Received.

Seller Comment (2024-06-04): (Rate Lock) Please clear as all docs provided, and other conditions also cleared

Seller Comment (2024-05-29): (Rate Lock) LOE no business funds are being used

Reviewer Comment (2024-05-23): Received ownership %. Still outstanding: verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis to clear exception.

Seller Comment (2024-05-21): (Rate Lock) Articles provided reflect borrower and co-borrower as the only people who formed the LLC

Reviewer Comment (2024-05-21): Gift letter, 2 yr self employment, and Websearch dated within 10 days provided, however percentage of ownership not provided. CFA remains outstanding.

Seller Comment (2024-05-17): (Rate Lock) Provided pending CFA; formation of business reflects XXXX and would be 3 years, please waive
																					XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CO	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing verification of the Borrowers' business within 10 business days of closing, missing verification of self employment for 2 years and ownership % in the business.	Reviewer Comment (2024-06-05): Received.

Seller Comment (2024-06-04): (Rate Lock) Please clear as all docs provided, and other conditions also cleared

Seller Comment (2024-05-29): (Rate Lock) LOE no business funds are being used

Reviewer Comment (2024-05-23): Received ownership %. Still outstanding: verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis to clear exception.

Seller Comment (2024-05-21): (Rate Lock) Articles provided reflect borrower and co-borrower as the only people who formed the LLC

Reviewer Comment (2024-05-21): 2 yr self employment and Websearch dated within 10 days provided, however percentage of ownership not provided.

Seller Comment (2024-05-17): (Rate Lock) Provided pending CFA; formation of business reflectsXXXX and would be 3 years, please waive
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is missing a gift letter for the XXXX in gift funds at closing and verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis.				Reviewer Comment (2024-06-03): Evidence of access to funds not required considered business usability 0%. Exception cleared Seller Comment (2024-05-29): (Rate Lock) LOE no business funds are being used Reviewer Comment (2024-05-21): Missing verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis. Reviewer Comment (2024-05-21): Received Gift letter and verified the information. Exception cleared. Seller Comment (2024-05-20): (Rate Lock) Gift provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing verification of the Borrowers' business within 10 business days of closing, missing verification of self employment for 2 years and ownership % in the business.	Reviewer Comment (2024-06-05): Business funds not being used, not needed

Seller Comment (2024-06-04): (Rate Lock) Please clear as all docs provided, and other conditions also cleared

Seller Comment (2024-05-30): (Rate Lock) Please clear, as sufficient docs provided to clear

Reviewer Comment (2024-05-23): CPA letter is required to confirm each borrower ownership and VVOE within 5 business days of closing required. Exception Remains.

Seller Comment (2024-05-21): (Rate Lock) Articles provided reflect borrower and co-borrower as the only people who formed the LLC

Reviewer Comment (2024-05-21): Docs provided but still missing percentage of ownership verification.

Reviewer Comment (2024-05-20): Provided document is not within 10 business days of closing and CPA letter required for Ownership % in the business. Exception Remains.

Seller Comment (2024-05-17): (Rate Lock) Provided pending CFA; formation of business reflects XXXX and would be 3 years, please waive
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXXXThird Party Verification	The loan file is missing verification of the Borrowers' business within 10 business days of closing, missing verification of self employment for 2 years and ownership % in the business.	Reviewer Comment (2024-05-23): Documents received for verification of business within 10 business day, SE for 2 years and ownership % in the business.

Reviewer Comment (2024-05-23): CPA letter is required to confirm each borrower ownership and VVOE within 5 business days of closing required. Exception Remains.

Seller Comment (2024-05-21): (Rate Lock) Articles provided reflect borrower and co-borrower as the only people who formed the LLC

Reviewer Comment (2024-05-20): Provided document is not within 10 business days of closing and CPA letter required for Ownership % in the business. Exception Remains.

Seller Comment (2024-05-17): (Rate Lock) Provided pending CFA; formation of business reflects XXXX and would be 3 years, please waive
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis.				Reviewer Comment (2024-06-03): Evidence of access to funds not required considered business usability 0%. Exception cleared Seller Comment (2024-05-29): (Rate Lock) LOE no business funds are being used Reviewer Comment (2024-05-21): Verification the use of business funds will not have negative impact on the business for "XXXX LLC" via a CPA letter or cash flow analysis is required. Exception remains. Seller Comment (2024-05-20): (Rate Lock) Gift provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326		XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Missing a gift letter for the XXXX in gift funds that were sent to closing.				Reviewer Comment (2024-05-20): Gift letter received and updated in clarity. Exception cleared. Seller Comment (2024-05-20): (Rate Lock) Gift provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107326	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing verification of the Borrowers' business within 10 business days of closing, missing verification of self employment for 2 years and ownership % in the business. The loan file is also missing a gift letter for the XXXX in gift funds at closing and verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis.	Reviewer Comment (2024-06-05): Received.

Seller Comment (2024-06-04): (Rate Lock) Please clear as all docs provided, and other conditions also cleared

Seller Comment (2024-05-29): (Rate Lock) LOE no business funds are being used

Reviewer Comment (2024-05-23): Received ownership %. Still outstanding: verification the use of business funds will not have negative impact on the business via a CPA letter or cash flow analysis to clear exception.

Seller Comment (2024-05-21): (Rate Lock) Articles provided reflect borrower and co-borrower as the only people who formed the LLC

Reviewer Comment (2024-05-21): Gift letter, 2 yr self employment, and Websearch dated within 10 days provided, however percentage of ownership not provided. CFA remains outstanding.

Seller Comment (2024-05-17): (Rate Lock) Provided pending CFA; formation of business reflects XXXX and would be 3 years, please waive
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107306		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent form is not in the file.				Reviewer Comment (2024-05-20): Received Seller Comment (2024-05-20): (Rate Lock) doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107306	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	The CD with an estimated issue date of XXXX did not have an issue date listed on the CD.	Reviewer Comment (2024-05-22): XXXX received LOA to remove document estimated to be provided on XXXX, from testing as not provided to the borrower.

Seller Comment (2024-05-21): (Rate Lock) LOE provided

Reviewer Comment (2024-05-21): XXXX received LOX. However, the LOX provided is not acceptable since the Doc ID is not mentioned on the same. Documents ID XXXX is incomplete and dated XXXX4. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID  XXXX were never provided to the borrower and XXXX will review for re-testing.

Seller Comment (2024-05-20): (Rate Lock) LOE provided
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Final Closing Disclosure provided on XXXX did not mark if there were Partial Payments on page 4.				Reviewer Comment (2024-05-29): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-24): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX	Final Closing Disclosure provided on XXXX did not mark the reason the escrows were waived.				Reviewer Comment (2024-05-28): XXXX received Letter of explanation and Corrected Closing disclosure. Seller Comment (2024-05-24): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Bank Statements used for income have a total of 54 overdrafts in 24 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of guideline requirement. DTI is at least 10%< guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-05-22): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a second home and the contract give the seller 6 months to move out, rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of guideline requirement. DTI is at least 10%< guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-05-22): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The provided CPA letter in file is not dated to confirm when the information was obtained.				Reviewer Comment (2024-05-24): Exception cleared - The CPA letter provided with date and updated in clarity. Seller Comment (2024-05-24): (Rate Lock) Doc re-uploaded Reviewer Comment (2024-05-23): Image did not flow over. Please re-upload. Seller Comment (2024-05-23): (Rate Lock) CPA letter provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The provided CPA letter in file is not dated to confirm when the information was obtained.				Reviewer Comment (2024-05-24): Exception cleared Exception cleared - The CPA letter provided with date and updated in clarity. Seller Comment (2024-05-24): (Rate Lock) Doc re-uploaded Reviewer Comment (2024-05-23): Image did not flow over. Please re-upload. Seller Comment (2024-05-23): (Rate Lock) CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The provided CPA letter in file is not dated to confirm when the information was obtained.				Reviewer Comment (2024-05-24): Exception cleared - The CPA letter provided with date and updated in clarity. Seller Comment (2024-05-24): (Rate Lock) Doc re-uploaded Reviewer Comment (2024-05-23): Image did not flow over. Please re-upload. Seller Comment (2024-05-23): (Rate Lock) CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The provided CPA letter in file is not dated to confirm when the information was obtained.				Reviewer Comment (2024-05-24): Exception cleared - The CPA letter provided with date and updated in clarity. Seller Comment (2024-05-24): (Rate Lock) Doc re-uploaded Reviewer Comment (2024-05-23): Image did not flow over. Please re-upload. Seller Comment (2024-05-23): (Rate Lock) CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107257		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Nevine Louka CPA Letter	The provided CPA letter in file is not dated to confirm when the information was obtained.				Reviewer Comment (2024-05-24): Exception cleared - The CPA letter provided with date and updated in clarity. Seller Comment (2024-05-24): (Rate Lock) Doc re-uploaded Reviewer Comment (2024-05-23): Image did not flow over. Please re-upload. Seller Comment (2024-05-23): (Rate Lock) CPA letter provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107255		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX				Reviewer Comment (2024-06-07): End date established	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107255		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX					Reviewer Comment (2024-06-14): Documents received, system cleared. Seller Comment (2024-06-12): (Rate Lock) PDI provided	XXXX			1		A		A		A		A		A	XXXX	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX4 are underdisclosed. (Final/XXXX	Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXXare underdisclosed.				Reviewer Comment (2024-06-12): XXXX received Post CD and LOX. Seller Comment (2024-06-10): PCCD and LOX have been provided. Please review documents attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided onXXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterimXXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-06-12): XXXX received LOA to remove document(s) XXXX and XXXX from testing as not provided to the borrower. Seller Comment (2024-06-10): The Closing Disclosure date XXXX was not delivered to borrower. Please see attestation letter attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitialXXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-06-12): XXXX received LOA to remove document(s) XXXX and XXXX from testing as not provided to the borrower. Seller Comment (2024-06-10): The Closing Disclosure date XXXX was not delivered to borrower. Please see attestation letter attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. No valid changed circumstance was provided. No cure was provided to the Borrower.				Reviewer Comment (2024-06-07): XXXX received CD and VCC dated 05/10/24. Seller Comment (2024-06-06): Disagree - Approved COC for the Rate Lock Fee of $XXXX has been provided. Please review COC and CD attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of $0.00. No valid changed circumstance was provided. No cure was provided to the Borrower.	Reviewer Comment (2024-06-13): XXXX received LOX for survey fee outsourced by borrower.

Seller Comment (2024-06-12): LOX has been provided. Please review document attached.

Reviewer Comment (2024-06-12): XXXX upon review the initial LE is reflecting "Title- survey" whereas on CD it is "Survey" please advise whether both are same. If both the fees title survey and survey are same than we would require LOX for the same. The fees will be reevaluated once, we receive LOX.

Seller Comment (2024-06-11): Florida purchase loans require a survey, which is why the survey fee was disclosed on the initial LE and on the SPL as a fee that the borrower could shop for.  The fee was listed in the appropriate section as the borrower shopped the fee.

Reviewer Comment (2024-06-07): XXXX is unable to determine from the file whether the lender or title company required the survey.  If the lender required, the survey fee, then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Seller Comment (2024-06-06): Disagree - The borrower shopped for Survey services per the SSPL so the Survey Fee is a non-testable fee. Please review attached Service Provider List and Final CD.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX					Reviewer Comment (2024-06-13): Evidence of delivery provided, system cleared. Seller Comment (2024-06-10): Valuation delivery certificate has been provided. Please review document attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX incorrectly disclosed whether property taxes are included in escrow. (Final/XXXX	Tax amount included in escrow not disclosed				Reviewer Comment (2024-06-12): XXXX received Letter of Explanation & Corrected Closing Disclosure.		XXXX		2		B		B		B		B		B	XXXX	FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:XXXX	XXXX received IEAD				Reviewer Comment (2024-06-12): XXXX received Letter of Explanation & Corrected Closing Disclosure.		XXXX		2		B		B		B		B		B	XXXX	FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107234		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinalXXXX	XXXX received IEAD				Reviewer Comment (2024-06-12): XXXX received Letter of Explanation & Corrected Closing Disclosure.		XXXX		2		B		B		B		B		B	XXXX	FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107254		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided onXXXXdid not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitialXXXX	Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued.				Reviewer Comment (2024-06-10): XXXX received LOA to remove document(s) 0333 from testing as not provided to the borrower. Seller Comment (2024-06-07): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107254		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7520)	0% tolerance was exceeded by $XXXX due to Credit Report Fee. No valid COC provided				Reviewer Comment (2024-06-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-06-07): (Rate Lock) Signed CD showing cure provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107254		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $XXXX due to Title - Survey Fee. No valid COC provided				Reviewer Comment (2024-06-11): XXXX received LOX. Seller Comment (2024-06-10): (Rate Lock) LOE provided Reviewer Comment (2024-06-10): XXXX as per comment the initial LE is reflecting fee as "Land Survey" whereas on Final Cd it is reflecting as "Title- survey fee". Kindly provide LOX if both the fees are same and also, we will reevaluate the fee once we receive LOX. Seller Comment (2024-06-07): (Rate Lock) Land survey fees was disclosed on initial LE for $XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107254		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-06-10): XXXX received E-sign consent. Seller Comment (2024-06-07): (Rate Lock) E-Consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107254	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV per guidelines in 80% due to rural location and lot size. Lender Exception in file allowing 85% LTV.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																	Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0x30x33 on rimary residence	XXXX	Reviewer Comment (2024-06-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107254	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum LTV per guidelines in 80% due to rural location and lot size. Lender Exception in file allowing 85% LTV.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																	Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0x30x33 on rimary residence	XXXX	Reviewer Comment (2024-06-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107254		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	TX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-05-22): Received E-Sign Consent document, information validated. Exception Cleared. Seller Comment (2024-05-21): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX4; Lien Position: 1	Secondary valuation is missing.				Reviewer Comment (2024-06-06): CDA provided. Seller Comment (2024-06-03): (Rate Lock) doc provided	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's business XXXX but vesting will be held under newly formed LLC XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of guideline requirement.	XXXX	Reviewer Comment (2024-05-23): Lender exception with compensating factors. Seller Comment (2024-05-21): (Rate Lock) Approved and accepted exception provided Reviewer Comment (2024-05-20): Lender exception in file does not reflect approved.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require Borrower to sign the Note and the Deed of trust as an individual. The loan file is missing the Note and Deed of Trust reflecting the Borrower's signature as an individual.				Reviewer Comment (2024-06-17): Documents provided. Seller Comment (2024-06-14): (Rate Lock) Note and DOT with both signature lines executed	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Appraisal reflects declining market which requires a 5% reduction in the LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of guideline requirement.	XXXX	Reviewer Comment (2024-05-23): Lender exception with compensating factors. Seller Comment (2024-05-21): (Rate Lock) Approved and accepted exception provided Reviewer Comment (2024-05-20): Exception in file does not reflect as approved.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Appraisal reflects declining market which requires a 5% reduction in the LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves > 4 months of guideline requirement.	XXXX	Reviewer Comment (2024-05-23): Lender exception with compensating factors. Seller Comment (2024-05-21): (Rate Lock) Approved and accepted exception provided Reviewer Comment (2024-05-20): Exception in file does not reflect as approved.			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration DateXXXX					Reviewer Comment (2024-06-07): End date declared	XXXX			1		A		A		A		A		A	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107296		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date:XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX					Reviewer Comment (2024-06-17): PDI provided. Reviewer Comment (2024-06-17): EXCEPTION HISTORY - Exception Explanation was updated on 06/17/2024 PRIOR Exception Explanation: Most Recent Valuation Inspection Date:XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX Seller Comment (2024-06-13): (Rate Lock) PDI provided	XXXX			1		A		A		A		A		A	XXXX	TX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107295		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	The file does not contain evidence that the borrower was provided a copy of the appraisal.				Reviewer Comment (2024-05-17): Appraisal delivery confirmation document received. Exception Cleared. Seller Comment (2024-05-16): (Rate Lock) Log provided	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107295		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.97064% or Final Disclosure APR of 9.19200% is equal to or greater than the threshold of APOR 6.95% + 1.5%, or 8.45000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.97064% or Final Disclosure APR of 9.19200% is equal to or greater than the threshold of APOR 6.95% + 1.5%, or 8.45000%.				Reviewer Comment (2024-05-17): Appraisal delivery confirmation document received. Exception Cleared. Seller Comment (2024-05-16): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107295		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The file does not contain evidence that the borrower was provided a copy of the appraisal.				Reviewer Comment (2024-05-17): Appraisal delivery confirmation document received. Exception Cleared. Seller Comment (2024-05-16): (Rate Lock) Log provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	Incomplete Closing disclosure did not disclose the actual Date Issued.				Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) 0420 from testing as not provided to the borrower. Seller Comment (2024-06-03): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (FinalXXXX	The final CD did not disclose the reason for the loan not having an escrow account.				Reviewer Comment (2024-06-04): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-03): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Point were last disclosed as $XXXX on the Loan Estimate but disclosed as $XXXX on the 0XXXXClosing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-06-04): XXXX received a valid COC. Seller Comment (2024-06-03): (Rate Lock) CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrowers ownership % in the companies that income was used for qualification.				Reviewer Comment (2024-06-05): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Certs provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrowers ownership % in the companies that income was used for qualification.				Reviewer Comment (2024-06-05): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Certs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the Borrowers ownership % in the companies that income was used for qualification.				Reviewer Comment (2024-06-05): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Certs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXXX Third Party Verification	The loan file does not document the Borrowers ownership % in the companies that income was used for qualification.				Reviewer Comment (2024-06-05): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Certs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107263		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrowers ownership % in the companies that income was used for qualification.				Reviewer Comment (2024-06-05): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Certs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107262		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement is not provided.				Reviewer Comment (2024-06-06): Provided. Seller Comment (2024-06-03): (Rate Lock) agreement provided	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	IA	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107266		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2024-06-07): Inspection received prior to end date, new exception set. Seller Comment (2024-06-05): (Rate Lock) Disaster report provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107266		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided onXXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	The final CD did not disclose if partial payments were allowed.				Reviewer Comment (2024-06-05): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-03): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107266	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-06-07): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX			XXXX	2		B		B		B		B		B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107265		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Acknowledgement letter, Third Party Verification	The loan file does not contain a letter from the other owners of the Borrower's business used for income qualification acknowledging the subject transaction and use of business bank statements or a verification of the business within 10 business days of closing as required by guidelines.				Reviewer Comment (2024-06-06): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) VOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CO	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107258		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	Issue date is missing on initial Closing Disclosure.				Reviewer Comment (2024-06-03): Received LOA to remove incomplete CD , from testing as not provided to the borrower. Seller Comment (2024-06-02): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	OH	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107264		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2024-06-06): CDA provided. Seller Comment (2024-06-03): (Rate Lock) doc provided	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	CA	Investment	Purchase		D	A	A	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107261		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Agreement is missing from file.				Reviewer Comment (2024-06-06): XXXX Received Earliest E-Consent Seller Comment (2024-06-05): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107261		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	Dates verified per source documents				Reviewer Comment (2024-06-07): XXXX received lender attestatioon that unexecuted XXXX4 CD with missing information was not disclosed to borrower Seller Comment (2024-06-05): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107213		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is not provided.				Reviewer Comment (2024-05-21): Received Fraud Report, hence cleared the exception Seller Comment (2024-05-20): See attached, XXXX report.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107213		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2024-05-21): Received appraisal notice, hence cleared the exception Seller Comment (2024-05-20): See attached, appraisal valuation tracking.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107213		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.32502% or Final Disclosure APR of 9.45000% is equal to or greater than the threshold of APOR 7.19% + 1.5%, or 8.69000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 9.32502% or Final Disclosure APR of 9.45000% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-05-21): Received appraisal notice, hence cleared the exception Seller Comment (2024-05-20): Disagree - this loan is considered HPML and the HPML conditions are met and passed the section 35 testing. See attached test results.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107213		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. This is for the updated appraisal report date of XXXX				Reviewer Comment (2024-05-21): Received appraisal notice, hence cleared the exception Seller Comment (2024-05-20): See attached Appraisal valuation tracking.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107213		XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Certificate of Compliance or Exemption not attached to mortgage for recording.				Reviewer Comment (2024-05-22): Documents received, system cleared Seller Comment (2024-05-20): See attached, IL predatory lending certificate.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107213		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Residual Worksheet missing from the loan file.				Reviewer Comment (2024-05-22): Residual income worksheet provided Seller Comment (2024-05-20): See residual income worksheet.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107208		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Source of funds for large deposit ($XXXX) into Acct #XXXX on XXXX missing.				Reviewer Comment (2024-06-14): CD provided evidencing cash out proceeds of a refinance. Seller Comment (2024-06-12): (Rate Lock) Funds brought from refinance; loan # XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107278		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal was made subject to and 442 is not in images.				Reviewer Comment (2024-06-06): Inspection record card provided. Seller Comment (2024-06-05): (Rate Lock) The report is subject to the hypothetical condition that all improvements have been completed and a 442 is NOT required, the inspection job card that shows all items were completed and final sign off as of XXXX is satisfactory Reviewer Comment (2024-06-04): Missing 442 document not received, Exception remains. Seller Comment (2024-06-03): (Rate Lock) added	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107278		XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2024-06-06): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) LOE and 1008 provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107278		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Tax Verification	Tax Verification document is missing in file for property as "XXXX				Reviewer Comment (2024-06-06): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Tax docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107278		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Tax Verification	Tax Verification document is missing in file for property as XXXX				Reviewer Comment (2024-06-06): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Tax docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107278	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower has 2 mortgages that show they were modified during COVID which is not allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income > $50k per month 50% LTV FICO > 40 points of guideline minimum.	XXXX	Reviewer Comment (2024-05-30): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107278		XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: 883.00	Guidelines require payoff of collections under 24 months equal to or greater than $XXXX, to be paid in full. Payoff of this account is not shown on CD.				Reviewer Comment (2024-06-06): Client elected to waive. Seller Comment (2024-06-03): (Rate Lock) Acknowledged please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107276		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: Robert Park Occupancy: Second Home; Declarations/Will borrower occupy: Yes	Final and Initial 1003 section 5a indicates subject is to be a primary residence while 4a indicate it is Second Home.				Reviewer Comment (2024-06-06): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) Updated URLA provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107276		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Final and Initial 1003 section 5a indicates subject is to be a primary residence while 4a indicate it is Second Home.				Reviewer Comment (2024-06-06): Tested as primary, does not yield high cost, Replaced with EV2 exception. Seller Comment (2024-06-03): (Rate Lock) Updated URLA provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107276		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).					Reviewer Comment (2024-06-07): Client elected to Waive. Seller Comment (2024-06-07): (Rate Lock) Acknowledged, please waive			XXXX	2		B		B		B		B		B	XXXX	FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107227		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Loan file is missing the evidence if the appraisal report was delivered to borrower prior to note date.				Reviewer Comment (2024-05-17): Document received, excception cleared. Seller Comment (2024-05-16): See Loan Summary Report, Appraisal was send and received by borrower on XXXX	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107227		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business Narrative is required which includes Description of Business, Locations, Number of Employees, Description of Goods, Equipment and Commercial or Retail client base.				Reviewer Comment (2024-05-16): Business Narrative received in file. Exception cleared. Seller Comment (2024-05-15): See attached Business Narrative that includes the required information. The document was located in the file.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107227		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-05-16): Received Fraud Report, hence cleared the exception Seller Comment (2024-05-15): XXXX has been provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107227		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Business Narrative	The Business Narrative is missing from the loan file.				Reviewer Comment (2024-05-16): Business Narrative received in file. Exception cleared. Seller Comment (2024-05-15): See attached Business Narrative that includes the required information. The document was located in the file.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107250	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (XXXX, XXXX, etc.) not provided	Subject property is a short term rental and an XXXX is not in the loan file as required by guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 21 months reserves - more than double required.	XXXX	Reviewer Comment (2024-06-22): Lender Exception with Compensating Factors. took 80% of the nightly rate to account for expenses and multiplied by 202 days to account for vacancy.

Seller Comment (2024-06-20): (Rate Lock) Exception provided

Reviewer Comment (2024-06-17): The half section of the page is cut off. Required all complete pages. Exception Remains.

Seller Comment (2024-06-13): (Rate Lock) There is no way to print a report unfortunately. Uploaded screen grabs of the whole page that pertains to the subject.

Reviewer Comment (2024-06-13): Only 1 page of the report was provided (no address reflected). Please upload all pages.

Seller Comment (2024-06-11): (Rate Lock) Doc provided
																							XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	OR	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107274		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX0 based on the Commitment in file.	The title policy coverage is $XXXX and the loan amount is $XXXX				Reviewer Comment (2024-06-06): Client elected to waive. Seller Comment (2024-06-03): (Rate Lock) Acknowledged please waive			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107274		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate datedXXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX	The disclosure summary indicates that the eConsent date was XXXX and the LE was signed electronically on XXXX				Reviewer Comment (2024-06-04): XXXX received earliest e-consent. Seller Comment (2024-06-03): (Rate Lock) E-consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107274		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX	The final CD did not indicate the reason the loan did not have escrows.				Reviewer Comment (2024-06-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-05): (Rate Lock) Corrected doc provided Reviewer Comment (2024-06-05): XXXX Received PCCD and LOE still does not show the reason for not having escrow account. Provide Corrected PCCD and LOE. Seller Comment (2024-06-03): (Rate Lock) doc provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107274		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rental income deposited into borrowers' business account and use of rental income in income calculation is not permitted per guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 44% DTI - 50% allowed.	XXXX	Reviewer Comment (2024-06-06): Lender Exception with Compensating Factors. Seller Comment (2024-06-03): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107271		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-06-03): Received E-sign Consent Agreement. exception cleared. Seller Comment (2024-06-02): (Rate Lock) doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107271		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Paul Rivera 4506-C (2022), 4506-C (2023)	4506-C (2022) and 4506-C (2023) are missing.				Reviewer Comment (2024-06-14): Documents received, system cleared. Seller Comment (2024-06-12): (Rate Lock) Signed 4506C provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107271		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's receipt of rent is in cash no cancelled checks provided as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-05-31): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107271		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1099 income used for qualification and 1099 validation came back with no record of return due to extension or recent filing of tax return.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-05-31): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107275		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 0XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	Issue Date is not provided on Closing Disclosure. This is incomplete Closing Disclosure.				Reviewer Comment (2024-06-06): Received LOA to remove Incomplete CD, from testing as not provided to the borrower. Seller Comment (2024-06-05): (Rate Lock) loe provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107275		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	AZ	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107275		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.98333% exceeds Guideline loan to value percentage of 80.00000%.	Guidelines state living rent allowed with a maximum LTV of 80%. 1008 underwriting summary states lender exception of LTV for living rent free but no lender approved exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual Income exceeds requirements Credit Score 791	XXXX	Reviewer Comment (2024-06-12): Lender exception provided. Seller Comment (2024-06-11): (Rate Lock) Exception provided Reviewer Comment (2024-06-07): Lender exception provided but could only read two compensating factors which were regarding credit payment history, neither are compelling. Need to see all compensating factors provided. Seller Comment (2024-06-05): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107275		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.98333% exceeds Guideline combined loan to value percentage of 80.00000%.	Guidelines state living rent allowed with a maximum LTV of 80%. 1008 underwriting summary states lender exception of LTV for living rent free but no lender approved exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual Income exceeds requirements Credit Score 791	XXXX	Reviewer Comment (2024-06-12): Lender exception provided. Seller Comment (2024-06-11): (Rate Lock) Exception provided Seller Comment (2024-06-07): (Rate Lock) full exception uploaded Reviewer Comment (2024-06-07): Lender exception provided but could only read two compensating factors which were regarding credit payment history, neither are compelling. Need to see all compensating factors provided. Seller Comment (2024-06-05): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107275		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Guidelines state living rent allowed with a maximum LTV of 80%. 1008 underwriting summary states lender exception of LTV for living rent free but no lender approved exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual Income exceeds requirements Credit Score 791	XXXX	Reviewer Comment (2024-06-12): Lender exception provided. Seller Comment (2024-06-11): (Rate Lock) Exception provided Seller Comment (2024-06-07): (Rate Lock) full exception uploaded Reviewer Comment (2024-06-07): Lender exception provided but could only read two compensating factors which were regarding credit payment history, neither are compelling. Need to see all compensating factors provided. Seller Comment (2024-06-05): (Rate Lock) Exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107275		XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		Borrower not meeting tradeline requirements. Has two current tradelines active within 12 months but without a full 24 month history.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual Income exceeds requirements Credit Score 791	XXXX	Reviewer Comment (2024-06-12): Lender exception provided. Seller Comment (2024-06-11): (Rate Lock) Exception provided Seller Comment (2024-06-07): (Rate Lock) full exception uploaded Reviewer Comment (2024-06-07): Lender exception provided but could only read two compensating factors which were regarding credit payment history, neither are compelling. Need to see all compensating factors provided.			XXXX	2		B		B		B		B		B	XXXX	AZ	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender requested an exception for tradelines. Borrower has 4 active tradelines reporting to credit for 12+ months but date last active on 2 of the cards is not within 12 months. Cards are still open but not actively being used so borrower has only 2 tradelines over 12 months to meet guidelines. The exception was approved with compensating factors.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender requested an exception to allow self-employment income of 29% of the total qualifying income. Guideline state borrower must account for 30% of the total qualifying income when being self-employed. Borrower works FT at Acclaimed Home Warranty and has a Plumbing business. The exception was approved with compensating factors.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender requested an exception to forgo obtaining FNMA Form 1007 for borrower's Departing Residence and qualify the rental income from the executed Lease Agreement. The executed Lease agreement reflects the rent on the departing residence to be $XXXX per month. The exception was approved with compensating factors.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Incomplete Closing Disclosure provided without verbiage of "Draft". Unable to determine if this was disclosed to borrower.				Reviewer Comment (2024-06-04): XXXX received LOA to remove document(s) XXXX from testing as not provided to the borrower. Seller Comment (2024-06-03): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided onXXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Final Closing Disclosure provided onXXXX did not disclose whether the loan allows for Partial Payments or not.				Reviewer Comment (2024-06-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-05): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	1007 missing for verification of rental income on departing residence.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																	The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	1007 missing for verification of rental income on departing residence.				Reviewer Comment (2024-05-31): System cleared. Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	UT	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	1007 missing for verification of rental income on departing residence.				Reviewer Comment (2024-05-31): System cleared. Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107280		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender Exception with Compensating Factors.				Reviewer Comment (2024-05-31): System cleared. Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107268		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-06-05): Documents received, system cleared. Seller Comment (2024-06-03): (Rate Lock) doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107268	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter	The CPA letter in file to verify the Borrower's business used for income qualification and percentage of ownership is not dated.	Reviewer Comment (2024-06-17): Document provided and updated exception cleared

Seller Comment (2024-06-17): (Rate Lock) LOE provided; guidelines specifically state within 20 days and not prior to close. The CPA letter is acceptable

Reviewer Comment (2024-06-17): Provided CPA letter is post close. Exception remains

Seller Comment (2024-06-13): (Rate Lock) LOE provided

Reviewer Comment (2024-06-12): CPA letter provided was dated post close.

Reviewer Comment (2024-06-12): EXCEPTION HISTORY - Exception Explanation was updated on 06/12/2024 PRIOR Exception Explanation: CPA Letter, Third Party Verification

Seller Comment (2024-06-09): (Rate Lock) CPA and VOE provided

Seller Comment (2024-06-07): (Rate Lock) VOE provided, pending CPA letter

Reviewer Comment (2024-06-05): VVOE provided does not have the borrower place of employment (employer) listed and CPA still not dated which is being used to verify at least 25% ownership of business that is required per guidelines.

																				Seller Comment (2024-06-03): (Rate Lock) doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107268		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA letter containing verification of percentage of ownership provided post close.				Reviewer Comment (2024-06-17): Document provided and updated exception cleared Seller Comment (2024-06-17): (Rate Lock) LOE provided; guidelines specifically state within 20 days and not prior to close. The CPA letter is acceptable Seller Comment (2024-06-13): (Rate Lock) LOE provided	XXXX			1		A		A		A		A		A	XXXX	GA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107222		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	The acknowledgement signed by the Borrower stating they received a copy of the appraisal at least three days prior to closing is missing from the loan file.				Reviewer Comment (2024-06-06): Documents received, system cleared. Seller Comment (2024-06-04): appraisal cert signed by borrower provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	AZ	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107222		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The DTI is over 45% and the Residual Income Worksheet is missing from the loan file.				Reviewer Comment (2024-06-06): Residual income worksheet provided Seller Comment (2024-06-04): residual income worksheet providedplease review	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	AZ	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107272	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address:XXXX Statement	Provide missing Final CD/First Payment Letter/Mortgage Statement on new purchase of XXXX	Reviewer Comment (2024-06-18): Document provided and updated exception cleared

Seller Comment (2024-06-14): (Rate Lock) CD and First Payment provided

Reviewer Comment (2024-06-14): Still need final CD/first payment letter/mortgage statement on new purchase of XXXX.  I do not have acess to any con-current files.

Seller Comment (2024-06-12): (Rate Lock) These are con-current files that were uploaded to XXXX, please pull from those loans.

Reviewer Comment (2024-06-12): There are no documents provided for this loan, need to know proposed new payment

Seller Comment (2024-06-07): (Rate Lock) Con-current file with XXXX; XXXX you have all documentation for these conditions.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107272	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Income documentation requirements not met due to missing Final CD/First Payment Letter/Mortgage Statement on new purchase of XXXX	Reviewer Comment (2024-06-18): Document provided and updated exception cleared

Seller Comment (2024-06-14): (Rate Lock) CD and First Payment provided

Reviewer Comment (2024-06-14): Still need final CD/first payment letter/mortgage statement on new purchase of XXXXe.  I do not have acess to any con-current files.

Seller Comment (2024-06-12): (Rate Lock) These are con-current files that were uploaded to XXXX, please pull from those loans.

Reviewer Comment (2024-06-12): There are no documents provided for this loan, need to know proposed new payment

Seller Comment (2024-06-07): (Rate Lock) Con-current file with XXXX; XXXX you have all documentation for these conditions.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107272		XXXX	XXXX	XXXX	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Provide missing Appraisal sent to Borrower on XXXX				Reviewer Comment (2024-06-14): Initial appraisal report provided Seller Comment (2024-06-12): (Rate Lock) Provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107269		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (2024-06-12): Received Seller Comment (2024-06-07): (Rate Lock) E-consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107269		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification	HOA verification missing from loan file for primary residence.				Reviewer Comment (2024-06-12): Received Seller Comment (2024-06-07): (Rate Lock) HOA doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.84081% or Final Disclosure APR of 8.92500% is equal to or greater than the threshold of APOR 7.19% + 1.5%, or 8.69000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.84081% or Final Disclosure APR of 8.92500% is equal to or greater than the threshold of APOR 7.19% + 1.5%, or 8.69000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-06-17): Received evidence of delivery. Seller Comment (2024-06-14): compliance testing provided - HPML passed	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2024-06-17): Received evidence of delivery. Seller Comment (2024-06-14): valuation tracking provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107206	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of $XXXXis under disclosed by XXXX compared to the calculated total of payments of $XXXX which exceeds the $XXXX threshold. (Final/XXXX	Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXXis under disclosed by XXXX compared to the calculated total of payments of $XXXXwhich exceeds the $XXXX threshold.	Reviewer Comment (2024-06-20): Exception cured prior to discovery.

Seller Comment (2024-06-18): Disagree :  There is a XXXX lender cure for the Inspection, since the Inspection fee was cured that cures the TOP issue.

Reviewer Comment (2024-06-18): Final CD underdisclosed the TOP calculation by XXXX, which was related to the Final/Lender Inspection Fee XXXX added on the PCCD issued 6-3-24.  As this is a Material Disclosure violation and is separate from a tolerance violation, cure documentation must include a copy of the cure refund of XXXX to borrower, copy of the LOE to borrower which accompanied the PCCD, proof of mailing along with proof of reopening of rescission to all consumers as this was post close cure after rescission period from closing.

Seller Comment (2024-06-14): CD shows a cure of XXXX - please review
																						XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Refinance - Cash-out - Home Improvement	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.				Reviewer Comment (2024-06-17): XXXX received disclosure summary for initial CD. Seller Comment (2024-06-14): ICD provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75103)					Reviewer Comment (2024-06-12): Sufficient Cure Provided within 60 Days of Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107206		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaryXXXX	The file does not contain evidence of the borrower's receipt of the appraisal.				Reviewer Comment (2024-06-17): Received evidence of delivery. Seller Comment (2024-06-14): valuation tracking and loan summary report provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107206		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2024-06-17): Evidence of delivery provided. Seller Comment (2024-06-14): loan summary report provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107223		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file.				Reviewer Comment (2024-06-10): Received Seller Comment (2024-06-07): XXXX provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107223		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107205	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided	1007 Rent Comparison Schedule is not provided.	Reviewer Comment (2024-06-19): Rental income not being used to qualify, exception cleared.

Seller Comment (2024-06-18): Disagree. A rent schedule is not required for non-subject properties. The product guidelines state "Evidence the lease is supported by market rents. Internet searches such as Rentals.com or ForRent.com may be used." The Rentals.com printout has been provided.

Reviewer Comment (2024-06-17): The loan approval dated 5/13 indicates rent supplied and market rent needed for XXXX.

Seller Comment (2024-06-14): Disagree. Form 1007 is not required as no rental income from the subject was used to qualify. The Transmittal Summary indicates the subject's payment was included in the debt ratio.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107236		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX	Evidence of Borrower receipt of the appraisal with report date XXXX was not provided.				Reviewer Comment (2024-06-07): Appraisal delivery report received in file; Exception cleared. Seller Comment (2024-06-05): appraisal valuation tracking provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Investment	Purchase		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107236		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.77461% exceeds Guideline total debt ratio of 50.00000%.	Calculated investor qualifying total debt ratio of 55.77% exceeds Guideline total debt ratio of 50.00000%.				Reviewer Comment (2024-06-10): Exception cleared, rental income updated. Seller Comment (2024-06-05): Do Not Agree. Calculated total debt ratio is 47.232% based on total monthly income of $XXXX and total monthly debts of $XXXX1. See attached sheet showing breakdown of income and debts. If reviewer does not agree, please provide details of your calculations and opportunity to address any differences in calculations.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107236		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Residual Income Worksheet is required and was not provided.				Reviewer Comment (2024-06-07): Residual Income worksheet document received and associated. Exception cleared. Seller Comment (2024-06-05): document provided please review	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	TX	Investment	Purchase		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107236		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX4 Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date:XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2024-06-14): Documents received, system cleared. Seller Comment (2024-06-12): PDI report provided please review	XXXX			1		A		A		A		A		A	XXXX	TX	Investment	Purchase		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107247		XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception in file allowing DSCR under 1% with 80% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107247		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception with compensating factors for tradeline requirement not met. Borrower only has 1 tradeline over 12 months reporting.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-05-31): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107277		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Valid Change Circumstance is not provided.				Reviewer Comment (2024-06-03): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107277		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinalXXXX)	Final Closing Disclosure provided on XXXX is incorrectly disclosed whether the loan allows the Partial Payments.				Reviewer Comment (2024-06-11): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-07): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107277		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX	Issue date is not provided on estimated Closing disclosure XXXX				Reviewer Comment (2024-06-10): Incomplete CD not provided to consumer excluded from testing Seller Comment (2024-06-07): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXXAccount Statements - Business	Missing Account Statement - Business #XXXX				Reviewer Comment (2024-06-07): Received Seller Comment (2024-06-05): (Rate Lock) statements provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date:XXXX	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX				Reviewer Comment (2024-06-07): End date declared	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Missing Business Bank Statements from XXXX				Reviewer Comment (2024-06-07): Received Seller Comment (2024-06-05): (Rate Lock) statements provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Final Closing Disclosure provided on XXXX4 incorrectly disclosed whether the loan allows for Partial Payments.				Reviewer Comment (2024-06-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-05): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing Business Bank Statements from XXXX				Reviewer Comment (2024-06-07): Received Seller Comment (2024-06-05): (Rate Lock) statements provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing Business Bank Statements from XXXX				Reviewer Comment (2024-06-07): Received Seller Comment (2024-06-05): (Rate Lock) statements provided	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing Business Bank Statements from XXXX				Reviewer Comment (2024-06-07): Received Seller Comment (2024-06-05): (Rate Lock) statements provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing Business Bank Statements from XXXX				Reviewer Comment (2024-06-07): Received	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107279	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date:XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date:XXXX	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-06-07): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX			XXXX	2		B		B		B		B		B	XXXX	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-06-14): Documents received, system cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy does not state a coverage amount.				Reviewer Comment (2024-06-14): Documents received, system cleared. Seller Comment (2024-06-12): See Final title policy.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2024-06-14): Fraud report provided Seller Comment (2024-06-12): Provided XXXX Report	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaryXXXX	Appraisal Report was not provided to borrower with three business days prior to consummation.	Reviewer Comment (2024-06-20): Received

Reviewer Comment (2024-06-19): Please advise if you are open for business on XXXXs and it can be considered in the date calculations.

Reviewer Comment (2024-06-19): Base on the below, to Provide means Receipt by the borrower or in the absence of receipt, the 3 day mail rule applies. Loan Docs provided show delivery on XXXX, but not receipt, so "mail rule" applies and the appraisal was not received 3 days prior. "For delivery requirements for appraisals under the Equal Credit Opportunity Act (ECOA) Valuations Rule (Rule) after XXXX, the Bureau published the Rule, which amended Regulation B to require creditors to provide applicants free copies of all appraisals and other written valuations developed in connection with an application for credit secured by a first lien. The Rule requires that creditors provide copies of the appraisals and other written valuations to the applicants promptly upon completion or no later than three business days before consummation or account opening, whichever is earlier. Comment 14(a)(1)-4.
§ “Provide” as used in the Rule means to “deliver”. For purposes of the Rule, “delivery” is the earlier of:
o three business days after mailing or delivering copies of the valuation to the last known address of the applicant, or
o when evidence indicates actual receipt of copies of the appraisal by the applicant. Comment 14(a)(1)-4.i.

Seller Comment (2024-06-18): Disagree - The rule is to provide the creditor a copy of each valuation to applicant three (3) business days prior to consummation.  As per the documentation provided, the appraisal was provided to the borrower on XXXX

Reviewer Comment (2024-06-14): Appraisal receive date of XXXX is not 3 days prior to consumation date and exception remains.

																				Seller Comment (2024-06-12): Provided Appraisal Document Tracking	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing DisclosureXXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX	Final Closing Disclosure did not disclose any Seller Fees. Seller Closing Disclosure is missing.				Reviewer Comment (2024-06-14): XXXX received Seller CD Seller Comment (2024-06-12): Provided separate Seller CD	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX	File is missing Initial Closing Disclosure. Only Final and Post Close Closing Disclosure provided.				Reviewer Comment (2024-06-13): XXXX received initial Cd. Seller Comment (2024-06-12): Provided initial CD	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Changed Circumstances History shows Discounts Points changed from $0.00 to $XXXX to $XXXX. File is missing the Interim Disclosures issued on XXXX and XXXX				Reviewer Comment (2024-06-13): XXXX received a valid COC. Seller Comment (2024-06-12): Provided CD's and Loan summary report of CD's issued to borrower.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	Cure of $XXXX provided for Collateral Desktop Analysis. It is currently less than the total cure requirement of $XXXX for Discount points and Collateral Desktop Analysis.				Reviewer Comment (2024-06-13): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-06-12): On the Final CD, Lender provided a Lender Cure Credit of $XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107231		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2024-06-13): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107204		XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of $XXXX0 based on the Preliminary in file.	Title Policy Amount of $XXXX is less than the note amount of $XXXX				Reviewer Comment (2024-06-17): Received Seller Comment (2024-06-13): please see the updated commitment showing the $XXXX loan amount. Policy has not been issued yet and will be for this amount. - document provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107204		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file.				Reviewer Comment (2024-06-17): Received Seller Comment (2024-06-13): XXXX provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107204	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	The loan file contains a CD with an issue date of XXXX which was issued before theXXXX	Reviewer Comment (2024-06-18): Prelim CD not provided to consumer excluded from testing

Seller Comment (2024-06-18): letter of attestation provided please review

Reviewer Comment (2024-06-17): Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.) Attestation should be in a separate document that can be included in the loan file.

Seller Comment (2024-06-13): Disagree :all of those cds you are referring to are from title displaying their fees only- the actual CD was sent later in the process -- see document tracking showing none of these CD/LE were sentto the borrower - no violation
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107204	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterimXXXX	The loan file contains a CD with an issue date of XXXX which was issued before the XXXX	Reviewer Comment (2024-06-18): Prelim CD not provided to consumer excluded from testing

Seller Comment (2024-06-18): letter of attestation provided please review

Reviewer Comment (2024-06-17): Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.) Attestation should be in a separate document that can be included in the loan file.

Seller Comment (2024-06-13): Disagree :all of those cds you are referring to are from title displaying their fees only- the actual CD was sent later in the process -- see document tracking showing none of these CD/LE were sentto the borrower - no violation
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107204	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterimXXXX	The loan file contains a CD with an issue date of XXXX which was issued before the XXXX	Reviewer Comment (2024-06-18): Prelim CD not provided to consumer excluded from testing

Seller Comment (2024-06-18): letter of attestation provided please review

Reviewer Comment (2024-06-17): Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.) Attestation should be in a separate document that can be included in the loan file.

Seller Comment (2024-06-13): Disagree :all of those cds you are referring to are from title displaying their fees only- the actual CD was sent later in the process -- see document tracking showing none of these CD/LE were sentto the borrower - no violation
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterimXXXX					Reviewer Comment (2024-05-24): XXXX received lender attestation that 4-29 CD never disclosed to borrower and was a balancing cd Seller Comment (2024-05-23): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan contains Negative Amortization. (Final/XXXX	The final signed and dated Closing Disclosure along with the Post Closing CD do not have a completed Loan Disclosure section for Negative Amortization questions.				Reviewer Comment (2024-05-24): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-22): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	The final signed and dated Closing Disclosure along with the Post Closing CD do not have a completed Loan Disclosure section for Partial Payments questions.				Reviewer Comment (2024-05-24): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-22): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107330		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	The final 1003 reflects the borrower will not occupy the property.				Reviewer Comment (2024-05-23): Occupancy cert and final 1003 reflect will not occupy the property, exception cleared. Seller Comment (2024-05-22): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-06-13): Exception cleared - Received Final Title policy data updated as per document.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank.				Reviewer Comment (2024-06-13): Exception cleared - Received Final Title policy data updated as per document. Seller Comment (2024-06-10): See attached, Final title policy.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinalXXXX	Closing Disclosure not provided to Borrower at least three business days prior to closing.				Reviewer Comment (2024-06-11): XXXX Separate Initial CD exception cited Seller Comment (2024-06-10): See attached initial CD issued 5/16/24.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXX.00. (9300)	Final Lender Credit of XXXXis less than amount of binding Lender Credit previously disclosed in the amount of $XXXX				Reviewer Comment (2024-06-12): XXXX received VCC. Seller Comment (2024-06-10): The loan amount increased on the loan, and Lender Credits will adjust with loan amount changes and does not require a specific COC for that.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75130)	Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of $0.00. No valid changed circumstance was provided. No cure was provided to the Borrower.				Reviewer Comment (2024-06-11): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-06-10): A Lender Cure Credit was provided in the amount of XXXX on the Final Disbursed Cd. See attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing in file				Reviewer Comment (2024-06-13): Fraud report received and updated. Exception cleared Seller Comment (2024-06-10): See attached, Fraud report.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX					Reviewer Comment (2024-06-13): Appraisal delivery status of notice received and updated. Exception cleared Seller Comment (2024-06-10): See attached Appraisal Valuation Doc Tracking.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiaXXXX	XXXX receivedXXXX CD without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is 0XXXX. Consummation date is XXXX is day 1, XXXX is day 2. Please provide documentation if the CD was received XXXX (day 3) or earlier for review.				Reviewer Comment (2024-06-18): XXXX received disclosure tracking for the 05/16 CD. Seller Comment (2024-06-17): Disagree - Loan summary page 4 shows CD received electronically onXXXX4 Reviewer Comment (2024-06-12): Please provide documentation of receipt date for the 5/16 CD to resolve exception. Seller Comment (2024-06-12): Disagree - Loan summary shows received on 5/16/2024	XXXX			1		A		A		A		A		A	XXXX	CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107203		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75130)	Sufficient cure provided at closing.				Reviewer Comment (2024-06-12): Sufficient Cure Provided At Closing		XXXX		1		A		A		A		A		A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107238		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXX.00. (9300)	Lender Credits Fee was last disclosed as -$XXXX on LE but disclosed as $0.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-07): XXXX received valid changed circumstance.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				Reviewer Comment (2024-06-04): Fraud Report received. Exception Cleared Seller Comment (2024-05-31): XXXX has been provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-06-13): Final title policy is provided exception cleared.	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The loan coverage amount is missing from the Preliminary Title.				Reviewer Comment (2024-06-13): Final title policy is provided exception cleared. Seller Comment (2024-06-07): See attached title policy.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	0% tolerance was exceeded by $XXXX due to Second Appraisal Fee. No valid COC provided, Specific credit of $XXXX has been provided as cure at closing.				Reviewer Comment (2024-05-28): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinalXXXX	The Initial signed and dated Closing Disclosure is missing from the loan file.				Reviewer Comment (2024-06-05): XXXX received XXXX CD 3 business days prior to consummation. Seller Comment (2024-06-03): ICD has been provided. Reviewer Comment (2024-06-03): XXXX received disclosure tracking for the XXXX9 CD. Please provide the XXXX CD as it is not located in file. Seller Comment (2024-05-31): See Loan Information Summary provided. Borrower was provided the ICD electronically and received ICD XXXX	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Internet listing document is in the file, but since no date, it is not being considered. Still needed dated internet search of the business is required to support the business narrative.	Reviewer Comment (2024-06-19): Evidence of search date provided.

Seller Comment (2024-06-18): Please escalate to TPR management. The VVOE form was completed by a XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the website does not show the  date the form was printed, the additional comments on the VVOE form reference the business entity search task  completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the  printout is accompanied by the VVOE form is sufficient to support the verification was completed within the  required timeline.  Additionally, the file contained letter from tax preparer confirming existence of the business. Both the internet  printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.

Reviewer Comment (2024-06-04): The Internet listing document must be print dated within 120 days prior to the Note date. Exception Remains.

																				Seller Comment (2024-05-31): The VVOE form was completed by a XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the website does not show the date the form was printed, the additional comments on the VVOE form reference the business entity search task completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the printout is accompanied by the VVOE form is sufficient to support the verification was completed within the required timeline. Additionally, the file contained letter from tax preparer confirming existence of the business. Both the internet printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Internet listing document is in the file, but since no date, it is not being considered. Still needed dated internet search of the business is required to support the business narrative.	Reviewer Comment (2024-06-19): Evidence of search date provided.

Seller Comment (2024-06-18): Please escalate to TPR management. The VVOE form was completed by a XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the website does not show the date the form was printed, the additional comments on the VVOE form reference the business entity search task completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the printout is accompanied by the VVOE form is sufficient to support the verification was completed within the required timeline. Additionally, the file contained letter from tax preparer confirming existence of the business. Both the internet printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.

Reviewer Comment (2024-06-04): The Internet listing document must be print dated within 120 days prior to the Note date. Exception Remains.

Seller Comment (2024-05-31): The VVOE form was completed by a XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the website does not show the date the form was printed, the additional comments on the VVOE form reference the business entity search task completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the printout is accompanied by the VVOE form is sufficient to support the verification was completed within the required timeline. Additionally, the file contained letter from tax preparer confirming existence of the business. Both the internet printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Internet listing document is in the file, but since no date, it is not being considered. Still needed dated internet search of the business is required to support the business narrative.	Reviewer Comment (2024-06-19): Evidence of search date provided.

Reviewer Comment (2024-06-19): Verification of search provided. Cleared.

Seller Comment (2024-06-18): Please escalate to TPR management. Verification of existence of business was performed timely and documentation in the file supports date confirmed. The VVOE form was completed by a XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the website does not show the date the form was printed, the additional comments on the VVOE form reference the business entity search task completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the printout is accompanied by the VVOE form is suAicient to support the verification was completed within the required timeline. Additionally, the file contained letter from tax preparer confirming existence of the business. Both the internet printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.

Reviewer Comment (2024-06-04): The Internet listing document must be print dated within 120 days prior to the Note date. Exception Remains.

Seller Comment (2024-05-31): The VVOE form was completed by a XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the website does not show the date the form was printed, the additional comments on the VVOE form reference the business entity search task completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the printout is accompanied by the VVOE form is sufficient to support the verification was completed within the required timeline. Additionally, the file contained letter from tax preparer dated 4/24/2024, confirming existence of the business. Both the internet printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Internet listing document is in the file, but since no date, it is not being considered. Still needed dated internet search of the business is required to support the business narrative.	Reviewer Comment (2024-06-19): Evidence of search date provided.

Seller Comment (2024-06-18): Please escalate to TPR management. Verification of existence of business was performed timely and documentation in the file supports date confirmed.

Reviewer Comment (2024-06-04): The Internet listing document must be print dated within 120 days prior to the Note date. Exception Remains.

Seller Comment (2024-05-31): Loan did not fail guideline requirement. Verification of existence of business was performed timely and documentation in the file supports date confirmed. See attached documentation from the file that meets guideline requirements.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107202	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXXX Telephone Listing / Internet Search / Directory Assistance	Internet listing document is in the file, but since no date, it is not being considered. Still needed dated internet search of the business is required to support the business narrative.	Reviewer Comment (2024-06-19): Verification of search provided. Cleared.

Seller Comment (2024-06-18): Please escalate to TPR management. The VVOE form was completed by a XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the website does not show the date the form was printed, the additional comments on the VVOE form reference the business entity search task completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the printout is accompanied by the VVOE form is suAicient to support the verification was completed within the  required timeline. Additionally, the file contained letter from tax preparer confirming existence of the business. Both the internet printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.

Reviewer Comment (2024-06-04): The Internet listing document must be print dated within 120 days prior to the Note date. Exception Remains.

Seller Comment (2024-05-31): Directory Assistance Internet Listing was not the primary source document used to verify existence of business. File contained VVOE completed by XXXX employee who verified the business by performing a business entity search through the State of XXXX government website. While the printout from the government website does not show the date the form was printed, the additional comments on the VVOE form reference the business entity search task completed on XXXX/2024. The guideline does not state that the printout needs to include the date. The fact that the printout is accompanied by the VVOE form is sufficient to support the verification was completed within the required timeline. Additionally, the file contained letter from tax preparer confirming existence of the business. Both the internet printout and tax preparer letter meet the guideline requirement to verify existence of the business and documentation in the file (and attached) support the verifications were performed/completed within timeline requirements.
																					XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXexceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Valid Change Circumstance is not provided.				Reviewer Comment (2024-06-13): XXXX received VCC for change in pricing due to change in DTI. Seller Comment (2024-06-12): (Rate Lock) CICs provided Seller Comment (2024-06-12): (Rate Lock) CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.32509% exceeds Guideline total debt ratio of 50.00000%.	Calculated investor qualifying total debt ratio of 50.09592% exceeds Guideline total debt ratio of 50.00000%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Credit score exceeds guideline minimum by 2o points or >. 0x30x24 month history.	XXXX	Reviewer Comment (2024-06-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated investor qualifying total debt ratio of 50.09592% exceeds Guideline total debt ratio of 50.00000%.				Reviewer Comment (2024-06-04): Lender exception provided, system cleared.	XXXX			1	B	A	C	A	B	A	C	A	B	A	XXXX	NJ	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated investor qualifying total debt ratio of 50.09592% exceeds Guideline total debt ratio of 50.00000%.				Reviewer Comment (2024-06-04): Lender exception provided, system cleared.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.32509% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Calculated investor qualifying total debt ratio of 50.09592% exceeds Guideline total debt ratio of 50.00000%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Credit score exceeds guideline minimum by 2o points or >. 0x30x24 month history.	XXXX	Reviewer Comment (2024-06-04): Lender exception provided.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-06-14): XXXX received LOA. Seller Comment (2024-06-12): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-06-14): XXXX received LOA Seller Comment (2024-06-12): (Rate Lock) LOE provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Overdrafts -11 months out of 24 reflects overdrafts on bank statements used for income - no NSFs in the last 6 months.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Credit score exceeds guideline minimum by 2o points or >. 0x30x24 month history.	XXXX	Reviewer Comment (2024-06-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107270		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Co Borrower has no verifiable housing history as they live with the Borrower who is currently on the mortgage and title. Borrower 1 has fully verifiable housing history.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Credit score exceeds guideline minimum by 2o points or >. 0x30x24 month history.	XXXX	Reviewer Comment (2024-06-04): Lender exception with compensating factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	NJ	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107287		XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement not provided				Reviewer Comment (2024-05-31): E-sign Consent Agreement received and updated. Exception cleared Seller Comment (2024-05-29): (Rate Lock) Doc provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107281		XXXX	XXXX	XXXX	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: XXXX	B1 is a B1 visa that matches with a c08 EAD which are not eligible per the guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-06-07): Lender Exception Seller Comment (2024-06-05): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107281		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXXX	B1 is a B1 visa that matches with a c08 EAD which are not eligible per the guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-06-07): Lender exception provided. Seller Comment (2024-06-05): (Rate Lock) exception provided			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107281		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		B1 is a B1 visa that matches with a c08 EAD which are not eligible per the guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-06-07): Lender Exception. Seller Comment (2024-06-05): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107281		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception to allow Borrower to proceed under 1099 program when current business has only been open since XXXX. Borrower had another business in the same line of work since XXXX. Borrower closed one company and opened another per recommendations from CPA, guidelines require the Borrower to work for the same business for 2 yrs. Lender Exception form missing from the loan file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-06-07): Lender exception provided. Seller Comment (2024-06-05): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107281		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		B1 is a B1 visa that matches with a c08 EAD which are not eligible per the guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-06-07): Lender exception provided. Seller Comment (2024-06-05): (Rate Lock) exception provided			XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107288		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-06-03): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	UT	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107288		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-06-03): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	UT	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107288		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments.				Reviewer Comment (2024-06-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-06-05): (Rate Lock) PCCD provided		XXXX		2	C	B	C	B	C	B	C	B	C	B	XXXX	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107288		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower using income from a company they do not own directly, but through another entity.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-06-04): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107288		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require CDA	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-06-25): Lender exception to use full second appraisal instead of required CDA.			XXXX	2		B		B		B		B		B	XXXX	UT	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107282		XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Secondary appraisal not in file.				Reviewer Comment (2024-06-05): Documents received, system cleared. Seller Comment (2024-06-04): (Rate Lock) CDA isn't required and was waived because the CU score is 1, this doesn't warrant the CDA being pulled	XXXX			1	D	A	D	A	D	A	D	A	D	A	XXXX	TX	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107282		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX					Reviewer Comment (2024-06-07): End date provided.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107282		XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR is missing from the file.				Reviewer Comment (2024-06-05): VOR provided Seller Comment (2024-06-03): (Rate Lock) VOR provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107282		XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The VOR is missing from the loan file.				Reviewer Comment (2024-06-05): VOR provided Seller Comment (2024-06-03): (Rate Lock) VOR provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107282		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX4 Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX					Reviewer Comment (2024-06-17): PDI provided. Reviewer Comment (2024-06-17): EXCEPTION HISTORY - Exception Explanation was updated on 06/17/2024 PRIOR Exception Explanation: Most Recent Valuation Inspection Date:XXXX Disaster End Date: XXXX Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING Disaster Declaration Date: XXXX Seller Comment (2024-06-13): (Rate Lock) PDI provided	XXXX			1		A		A		A		A		A	XXXX	TX	Primary	Purchase		D	A	C	A	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/XXXX	The loan file contains a CD with an issue date XXXX4 which was issued before the XXXX				Reviewer Comment (2024-06-17): Attestation provided, not delivered to the borrower. Seller Comment (2024-06-17): CD datedXXXXwas not delivered to the borrower. Please see Attestation Letter attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NM	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX	The loan file contains a CD with an issue date XXXX which was issued before the XXXX				Reviewer Comment (2024-06-17): Attestation provided, not delivered to the borrower. Seller Comment (2024-06-17): CD dated XXXX was not delivered to the borrower. Please see Attestation Letter attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NM	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7507)					Reviewer Comment (2024-06-12): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NM	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2024-06-12): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	NM	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaryXXXX	File does not contain evidence that the borrower received a copy of the appraisal within 3 days.	Reviewer Comment (2024-06-19): XXXX stated as business day and delivery provided.

Seller Comment (2024-06-18): Please advise what additional information is required.  Attached is evidence that the last appraisal delivery was onXXXX with the Holiday excluded and including XXXX as a business day the earliest closing date due to the waiting period was XXXX. The document delivery was via email. Please review Loan Summary and Valuation Tracking attached.

Reviewer Comment (2024-06-17): Appraisal was delivered but XXXXwas not 3 days prior to closing.

Seller Comment (2024-06-14): Appraisal was delivered to Borrower electronically. Please review Valuation Tracking and Loan Summary Report attached.
																					XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NM	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/0XXXX	File does not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2024-06-17): Received evidence of delivery. Seller Comment (2024-06-14): Appraisal was delivered to Borrower electronically. Please review Valuation Tracking and Loan Summary Report attached.	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	NM	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2024-06-17): Evidence of delivery received. Seller Comment (2024-06-14): Appraisal was delivered to Borrower electronically. Please review Valuation Tracking and Loan Summary Report attached	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	NM	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107201		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Loan file missing the Residual Income Worksheet.				Reviewer Comment (2024-06-17): Received Seller Comment (2024-06-14): Residual Income Worksheet has been provided. Please review document attached.	XXXX			1	C	A	C	A	C	A	C	A	D	A	XXXX	NM	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107200		XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report not in file.				Reviewer Comment (2024-06-13): Received Fraud report. Exception Cleared. Seller Comment (2024-06-11): XXXX report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107200		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement.				Reviewer Comment (2024-06-19): XXXX included as business day, within compliance. Seller Comment (2024-06-18): Please advise what additional information is required. Attached is evidence that the last appraisal delivery was on XXXX with the Holiday excluded and including XXXX as a business day the earliest closing date due to the waiting period was XXXX9. The document delivery was via email. Reviewer Comment (2024-06-13): Report was not received by Borrower 3 business days prior to consummation. Seller Comment (2024-06-11): valuation tracking provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107200		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitialXXXX	Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-06-12): XXXX received initial CD. Seller Comment (2024-06-11): ICD and loan summary report provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107200		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107200		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		72 hour Appraisal Waiver provided and appraisal not provided to the borrower 3 or more days prior to closing. Guidelines do not allow the use of the Appraisal waiver.				Reviewer Comment (2024-06-19): Appraisal delivery provided and did not utilize Waiver. Seller Comment (2024-06-18): Please advise what additional information is required. Attached is evidence that the last appraisal delivery was on XXXX with the Holiday excluded and including XXXX as a business day the earliest closing date due to the waiting period was XXXX. The document delivery was via email. Reviewer Comment (2024-06-13): Report was not received by Borrower 3 business days prior to consummation. Seller Comment (2024-06-11): valuation tracking provided please review	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107232		XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-06-17): Received	XXXX			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107232		XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-06-17): Received Seller Comment (2024-06-17): document provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107232		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-06-17): Received Seller Comment (2024-06-17): document provided please review	XXXX			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107232		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing REO documentation to support REO income/debt. See individual Exceptions.				Reviewer Comment (2024-06-13): REO document received and updated. Exception cleared Seller Comment (2024-06-10): Insurance verification for the XXXX and XXXX properties were located in the file and are attached.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107232		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification	Provide insurance verification for XXXX				Reviewer Comment (2024-06-13): insurance verification for XXXX received and updated. Exception cleared Seller Comment (2024-06-10): Insurance verification for the XXXX. property is attached and supports HOI amount used for PITI calculation. Document was located in the file.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107232		XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Insurance Verification	Provide insurance verification for XXXX				Reviewer Comment (2024-06-13): insurance verification for XXXX Rd received and updated Seller Comment (2024-06-10): Insurance verification for XXXX property is attached and was located in the file. PITI payment for this property is lower than amount used by UW as the mortgage statement shows escrows for taxes and insurance was included in the mortgage payment.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107283		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use 1.5% of the dollar amount of the checks deposited as income.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0x30x24 month housing history	XXXX	Reviewer Comment (2024-06-06): Lender Exception with Compensating Factors.			XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107284		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points increased on theXXXX4 closing disclosure in the amount of $XXXXwithout a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-06-04): XXXX received a valid COC. Seller Comment (2024-06-03): (Rate Lock) CIC provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX	Unable to determine electronic delivery				Reviewer Comment (2024-06-14): XXXX received E-sign consent agreement dated XXXX4 and supporting Disclosure tracking was provided in the loan file for the initial disclosures fulfillment ordered on XXXXand fulfillment presumed received on XXXX within 3 business days of application. Seller Comment (2024-06-13): (Rate Lock) E-Consent provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107209		XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXX. (9300)	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXX. (9300)				Reviewer Comment (2024-06-17): XXXX received VCC for pricing change. Seller Comment (2024-06-14): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	XXXX	XXXX	4350107209		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing VOR of rent for the past six months at XXXX				Reviewer Comment (2024-06-17): Rent checks provided. Seller Comment (2024-06-14): (Rate Lock) Docs provided	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	UT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107210		XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing Evidence of source of funds for Gift amount $XXXX				Reviewer Comment (2024-06-06): Revised gift letter and receipt of wire provided Seller Comment (2024-06-05): (Rate Lock) Please note the gift updated and now the gift amount is $75000	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	XXXX	XXXX	4350107210		XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final CD not signed by spouse.				Reviewer Comment (2024-06-06): Executed CD by spouse.	XXXX			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No